     As filed with the Securities and Exchange Commission on April 1, 1999
                                                Securities Act File No. 33-53887
                                       Investment Company Act File No. 811-7177
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                         Pre-Effective Amendment No.                        [_]
                         Post-Effective Amendment No. 8                      [X]
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                                Amendment No. 9                              [X]
                        (Check appropriate box or boxes)

                               ----------------

                                 MERRILL LYNCH
                          ASSET BUILDER PROGRAM, INC.
               (Exact Name of Registrant as Specified in Charter)

              800 Scudders Mill Road, Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices)

       Registrant's telephone number, including Area Code: (609) 282-2800

                                 TERRY K. GLENN
                   Merrill Lynch Asset Builder Program, Inc.
                             800 Scudders Mill Road
                             Plainsboro, New Jersey
        Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                               ----------------

                                   Copies to:

            Counsel for the Fund:
              BROWN & WOOD, LLP                         Michael J. Hennewinkel, Esq.
           One World Trade Center                   MERRILL LYNCH ASSET MANAGEMENT, L.P.
        New York, New York 10048-0557                          P.O. Box 9011
       Attention: Frank P. Bruno, Esq.                Princeton, New Jersey 08543-9011

                               ----------------

  It is proposed that this filing will become effective (check appropriate box)

[_]immediately upon filing pursuant to paragraph (b)
[_]on (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[_]on (date) pursuant to paragraph (a)(1)
[_]75 days after filing pursuant to paragraph (a)(2)
[_]on (date) pursuant to paragraph (a)(2) of Rule 485.

  If appropriate, check the following box:

[_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ----------------

  Title of Securities Being Registered: Shares of Common Stock, par value $.10 per share.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Prospectus
                             SUBJECT TO COMPLETION
                   PRELIMINARY PROSPECTUS DATED APRIL 1, 1999
                                                            [LOGO] Merrill Lynch


                Merrill Lynch Asset Builder Program, Inc.




                                                                  [May   , 1999]

                This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

                The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus

Table of Contents

                                                                            PAGE
[GRAPHIC APPEARS HERE] KEY FACTS
--------------------------------------------------------------------------------
Merrill Lynch Asset Builder Program, Inc. ................................... 3
The Fundamental Value Portfolio at a Glance.................................. 3
 Risk/Return Bar Chart....................................................... 5
 Fees and Expenses........................................................... 6
The Quality Bond Portfolio at a Glance....................................... 8
 Risk/Return Bar Chart....................................................... 9
 Fees and Expenses.......................................................... 10
The U.S. Government Securities Portfolio at a Glance........................ 12
 Risk/Return Bar Chart...................................................... 13
 Fees and Expenses.......................................................... 14
The Global Opportunity Portfolio at a Glance................................ 16
 Risk/Return Bar Chart...................................................... 18
 Fees and Expenses.......................................................... 19
The Growth Opportunity Portfolio at a Glance................................ 21
 Risk/Return Bar Chart...................................................... 23
 Fees and Expenses.......................................................... 24

[GRAPHIC APPEARS HERE] DETAILS ABOUT THE PROGRAM
--------------------------------------------------------------------------------
How Each Portfolio Invests.................................................. 26
The Fundamental Value Portfolio............................................. 26
 Investment Risks........................................................... 27
The Quality Bond Portfolio.................................................. 28
 Investment Risks........................................................... 29
The U.S. Government Securities Portfolio.................................... 30
 Investment Risks............................................................30
The Global Opportunity Portfolio.............................................31
 Investment Risks........................................................... 34
The Growth Opportunity Portfolio............................................ 35
 Investment Risks........................................................... 37

[GRAPHIC APPEARS HERE] YOUR ACCOUNT
--------------------------------------------------------------------------------
Merrill Lynch Select PricingSM System for the
 Merrill Lynch Asset Builder Program, Inc. ................................. 46
How to Buy, Sell, Transfer and Exchange Shares.............................. 52

[GRAPHIC APPEARS HERE] MANAGEMENT OF THE PROGRAM
--------------------------------------------------------------------------------
Merrill Lynch Asset Management.............................................. 58
Financial Highlights........................................................ 59

[GRAPHIC APPEARS HERE] FOR MORE INFORMATION
--------------------------------------------------------------------------------
Shareholder Reports................................................. Back Cover
Statement of Additional Information................................. Back Cover









                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] Key Facts

THE MERRILL LYNCH ASSET BUILDER PROGRAM, INC.
--------------------------------------------------------------------------------

Merrill Lynch Asset Builder Program, Inc. (the "Program") consists of five separate portfolios: the Fundamental Value Portfolio, the Quality Bond Portfolio, the U.S. Government Securities Portfolio, the Global Opportunity Portfolio and the Growth Opportunity Portfolio ("Portfolio(s)"). Each Portfolio is a separate series of the Program issuing its own shares. Shares of each Portfolio are available for purchase solely by holders of individual retirement plans, Roth individual retirement accounts, individual retirement rollover accounts and simplified employee pension plans and simple retirement accounts (collectively "IRAs") for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") acts as custodian and CBA SM accounts or CMA Sub-Accounts SM established pursuant to the Uniform Gifts to Minors Acts or the Uniform Transfers to Minors Acts (or similar state statutes). For a description of the IRAs, see Appendix I to the Statement of Additional Information.
Each Portfolio has its own goals, investment strategies and risks which are described below. We cannot guarantee that any of the Portfolios will achieve its goals.

THE FUNDAMENTAL VALUE PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------

What are the Portfolio's objectives and goals?
The Fundamental Value Portfolio's main goal is to seek capital appreciation and, secondarily, income by investing in securities, primarily in equity securities. In other words, it tries to choose investments that will increase in value over time and that provide income through above-average dividends.

What are the Portfolio's main investment strategies?
In trying to meet its goals, the Fundamental Value Portfolio purchases common stocks of companies that its management believes are undervalued, which means that their prices are less than Portfolio management believes they are worth. The Fundamental Value Portfolio management places particular emphasis on companies that pay above-average dividends and have below-average price-earnings ratios. The Fundamental Value Portfolio purchases primarily common stocks of U.S. companies in trying to meet its goals. The Fundamental Value Portfolio may also invest in securities issued by foreign companies.


In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Common Stocks -- shares of ownership in a corporation.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] Key Facts

What are the main risks of investing in the Portfolio?
As with any mutual fund, the value of the Fundamental Value Portfolio's investments, and therefore the value of your shares in the Portfolio, may go up or down. These changes in the value of the Fundamental Value Portfolio's investments may occur because the stock market in general is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. If the value of the Fundamental Value Portfolio's investment, goes down, you may lose money. Because foreign markets may differ significantly from U.S. markets in terms of both economic conditions and government regulation, investments in foreign securities involve special risks.

Who should invest?
The Fundamental Value Portfolio may be an appropriate investment for you if you:
    . Are investing with long term
      goals, such as retirement or
      funding a child's education
    . Want a professionally managed
      portfolio
    . Are willing to accept the risk
      that the value of your investment
      may fluctuate over the short term
      in order to seek the potential of
      higher long term returns
    . Are not looking for a significant
      amount of current income

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

THE FUNDAMENTAL VALUE PORTFOLIO RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provides an indication of the risks of investing in the Fundamental Value Portfolio. The bar chart shows changes in the Portfolio's performance for Class B shares for the complete calendar year since the Portfolio's inception. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The table compares the average annual total returns for each class of the Portfolio's shares for the periods shown with those of the S&P 500 Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future.


[RISK RETURN CHART APPEARS HERE]

1996               17.86%
1997               18.53%
1998                6.78%

During the period shown in the bar chart, the highest return for a quarter was 13.28% (quarter ended March 31, 1998) and the lowest return for a quarter was -12.47% (quarter ended September 30, 1998).

 Average Annual Total Returns
 (for the calendar year ended)          Past
 December 31, 1998                    One Year Since Inception
--------------------------------------------------------------
 The Fundamental Value Portfolio* A     2.31%      15.46%+
--------------------------------------------------------------
 B                                      2.78%      15.66%+
--------------------------------------------------------------
 C                                      5.78%      15.81%+
--------------------------------------------------------------
 D                                      2.01%      15.20%+
--------------------------------------------------------------
 S&P 500 Index**                       28.58%      30.41%
--------------------------------------------------------------

 * Includes sales charges.
** The S&P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.
 + Inception date is February 1, 1995.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

FEES AND EXPENSES
--------------------------------------------------------------------------------

The Fundamental Value Portfolio offers four different classes of shares. Your money will be invested based on the investment objective of the Portfolio. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your Merrill Lynch Financial Consultant can help you with this decision.

This table shows the different fees and expenses that you may pay if you buy and hold the different classes of shares of the Fundamental Value Portfolio. Future expenses may be greater or less than those indicated below.

                                             The Fundamental Value Portfolio
                                           ------------------------------------
 Shareholder Fees (fees paid
 directly from your investment):           Class A  Class B(a) Class C Class D
-------------------------------------------------------------------------------
  Maximum Sales Charge (Load) imposed on
  purchases (as a percentage of offering
  price)                                   5.25%(b) None       None    5.25%(b)
-------------------------------------------------------------------------------
  Maximum Deferred Sales Charge (Load)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is lower)                                None(c)  4.0%(b)    1.0%(b) None(c)
-------------------------------------------------------------------------------
  Maximum Sales Charge (Load) imposed on
  Dividend Reinvestments                   None     None       None    None
-------------------------------------------------------------------------------
  Redemption Fee                           None     None       None    None
-------------------------------------------------------------------------------
  Exchange Fee                             None     None       None    None
-------------------------------------------------------------------------------
  Maximum Account Fee                      None     None       None    None
-------------------------------------------------------------------------------
 Annual Portfolio Operating Expenses
 (expenses that are deducted from
 Portfolio assets):
-------------------------------------------------------------------------------
  Management Fee                           0.65%    0.65%      0.65%   0.65%
-------------------------------------------------------------------------------
  Distribution and/or Service (12b-1)
  Fees(d)                                  None     1.00%      1.00%   0.25%
-------------------------------------------------------------------------------
  Other Expenses (including transfer
  agency fees)(e)                          0.80%    0.90%      0.93%   0.80%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating
 Expenses(f)                               1.45%    2.55%      2.58%   1.70%
-------------------------------------------------------------------------------

(a) Class B shares automatically convert to Class D shares about 8 years after you buy them and will no longer be subject to distribution fees.
(b) Some investors may qualify for reductions in the sales charge (load).
(c) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(d) The Portfolio calls the "Service Fee" an "Account Maintenance Fee." Account Maintenance is the term used elsewhere in this Prospectus and in all other Program materials. If you hold Class B or Class C shares for a long time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.
(e) The Portfolio pays the Transfer Agent $11.00 for each Class A and Class D shareholder account and $14.00 for each Class B and Class C shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. The Portfolio pays a 0.10% fee for certain accounts that participate in the Merrill Lynch Mutual Fund Advisor program. The Portfolio also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during the year. This fee begins the month following the month the account is closed and ends at the end


[GRAPHIC APPEARS HERE] Key Facts

UNDERSTANDING EXPENSES
Program investors pay various fees and expenses either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid directly by the shareholder:

Shareholder fees -- These include sales charges which you may pay when you buy or sell shares of the Portfolio.

Expenses paid indirectly by the shareholder:

Annual Portfolio Operating Expenses -- expenses that cover the costs of operating the Portfolio.

Management Fee -- a fee paid to the Investment Adviser for managing the Portfolio.

Distribution Fees -- fees used to support the Portfolio's marketing and distribution efforts, such as compensating Financial Consultants, advertising and promotion.

Service (Account Maintenance) Fees -- fees used to compensate securities dealers for account maintenance activities.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

(footnotes continued from previous page) of the calendar year. For the fiscal year ended January 31, 1999, the fee paid by the Portfolio to the Transfer Agent was $528,375. The Investment Adviser provides accounting services to the Program at its cost. For the fiscal year ended January 31, 1999, the Portfolio reimbursed the Investment Adviser $97,773 for these services.
(f) In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or redeems shares.

Examples:
These examples are intended to help you compare the cost of investing in the Fundamental Value Portfolio with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Portfolio's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES

           1 Year 3 Years 5 Years 10 Years
------------------------------------------
  Class A   $665  $  960  $1,276   $2,169
------------------------------------------
  Class B   $658  $  994  $1,355   $2,702*
------------------------------------------
  Class C   $361  $  802  $1,370   $2,915
------------------------------------------
  Class D   $689  $1,033  $1,400   $2,428
------------------------------------------

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES

           1 Year 3 Years 5 Years 10 Years
------------------------------------------
  Class A   $665  $  960  $1,276   $2,169
------------------------------------------
  Class B   $258  $  794  $1,355   $2,702*
------------------------------------------
  Class C   $261  $  802  $1,370   $2,915
------------------------------------------
  Class D   $689  $1,033  $1,400   $2,428
------------------------------------------

* Assumes conversion to Class D shares approximately eight years after purchase. See note (a) to the Fees and Expenses table above.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

THE QUALITY BOND PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------


What are the Portfolio's investment objectives and goals?
The primary investment objective of the Quality Bond Portfolio is to provide a high level of current income. An additional objective is to seek capital appreciation. The Portfolio seeks to provide high current income by investing in long-term corporate debt securities.

What are the Portfolio's main investment strategies?
The Quality Bond Portfolio invests primarily in fixed income securities of all maturities rated within the three highest grades as determined by Standard & Poor's (AAA, AA or A) or Moody's (Aaa, Aa or A). Fixed income securities in any of the four highest rating categories can be called "investment grade." Under normal circumstances, the Quality Bond Portfolio invests at least 65% of the value of its total assets in corporate bonds.
The securities in the Quality Bond Portfolio will be varied from time to time depending on the judgment of the Investment Adviser as to conditions in the economy and the securities markets and the prospects for interest rate changes. The Investment Adviser will attempt to mitigate adverse changes in the price of the Quality Bond Portfolio shares and to optimize favorable price changes by actively shifting the maturity and/or quality structure of the Quality Bond Portfolio within its overall investment guidelines. We cannot guarantee that the Quality Bond Portfolio will achieve this objective.

What are the main risks of investing in the Portfolio?
As with any mutual fund, the value of the Quality Bond Portfolio's investments, and therefore the value of your shares in the Portfolio, may go up or down. These changes may occur in response to interest rate changes or in response to other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of fixed-income instruments goes down. If the value of the Quality Bond Portfolio's investments goes down, you may lose money.

Who should invest?
The Quality Bond Portfolio may be an appropriate investment for you if you:
    . Want a professionally managed and diversified portfolio without the administrative burden of investing directly in corporate bonds
    . Are looking for a steady stream of income, with higher returns over time, than money market funds
    . Are willing to accept the risk of loss of income and principal in return for the possibility of receiving higher current income

[GRAPHIC APPEARS HERE] KEY FACTS

Fixed income securities --instruments that pay a stated rate of interest or other form of scheduled payment, including regular debt obligations as well as preferred stock that carries a promised level of dividend payments.

Maturity -- the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a debt instrument may be short-term (two years or under), intermediate-term (two to ten years) or long-term (over ten years).

Corporate Bond -- a fixed-income debt security issued by a corporation, as distinct from one issued by a government agency or instrumentality.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

THE QUALITY BOND PORTFOLIO RISK/RETURN BAR CHART
--------------------------------------------------------------------------------
The bar chart and table shown below provides an indication of the risks of investing in the Quality Bond Portfolio. The bar chart shows changes in the Portfolio's performance for Class B shares for the complete calendar year since the Portfolio's inception. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The table compares the average annual total returns for each class of the Portfolio's shares for the periods shown with those of the Merrill Lynch (ML) Corporate Masters Bond Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

[CHART APPEARS HERE]
1996            1.95%
1997            8.39%
1998            8.39%
During the period shown in the bar chart, the highest return for a quarter was 3.95% (quarter ended September 30, 1998) and the lowest return for a quarter was -2.55% (quarter ended March 31, 1996).

 Average Annual Total Returns
 (for the calendar year ended)         Past
 December 31, 1998                   One Year Since Inception
-------------------------------------------------------------
 The Quality Bond Portfolio* A        4.94%        6.56%+
-------------------------------------------------------------
 B                                    4.39%        6.55%+
-------------------------------------------------------------
 C                                    7.33%        6.69%+
-------------------------------------------------------------
 D                                    4.58%        6.27%+
-------------------------------------------------------------
 ML Corporate Masters Bond Index**    8.72%       10.60%
-------------------------------------------------------------

 * Includes sales charges.
** This unmanaged Index is comprised of all investment-grade corporate bonds rated BBB3 or higher, of all maturities. Past performance is not predictive of future performance.
 + Inception date is February 1, 1995.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

FEES AND EXPENSES
--------------------------------------------------------------------------------

The Quality Bond Portfolio offers four different classes of shares. Your money will be invested based on the investment objective of the Portfolio. Although your money will be invested the same way, no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your Merrill Lynch Financial Consultant can help you with this decision.

This table shows the different fees and expenses that you may pay if you buy and hold the different classes of shares of the Quality Bond Portfolio. Future expenses may be greater or less than those indicated below.

                                  The Quality Bond Portfolio
                             ------------------------------------
 Shareholder Fees (fees
 paid directly from
 your investment):           Class A  Class B(a) Class C Class D
-----------------------------------------------------------------
  Maximum Sales Charge
  (Load) imposed on
  purchases (as a
  percentage of offering
  price)                     4.00%(b) None       None    4.00%(b)
-----------------------------------------------------------------
  Maximum Deferred Sales
  Charge (Load) (as a
  percentage of original
  purchase price or
  redemption proceeds,
  whichever is lower)        None(c)  4.0%(b)    1.0%(b) None(c)
-----------------------------------------------------------------
  Maximum Sales Charge
  (Load) imposed on
  Dividend Reinvestments     None     None       None    None
-----------------------------------------------------------------
  Redemption Fee             None     None       None    None
-----------------------------------------------------------------
  Exchange Fee               None     None       None    None
-----------------------------------------------------------------
  Maximum Account Fee        None     None       None    None
-----------------------------------------------------------------
 Annual Portfolio
 Operating Expenses
 (expenses that are
 deducted from Portfolio
 assets):
-----------------------------------------------------------------
  Management Fee             0.50%    0.50%      0.50%   0.50%
-----------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees(d)    None     0.75%      0.80%   0.25%
-----------------------------------------------------------------
  Other Expenses (including
  transfer agency fees)(e)   1.50%    1.46%      1.52%   1.33%
-----------------------------------------------------------------
 Total Annual Portfolio
 Operating Expenses (f)      2.00%    2.71%      2.82%   2.08%
-----------------------------------------------------------------

(a) Class B shares automatically convert to Class D shares about ten years after you buy them and will no longer be subject to distribution fees.
(b) Some investors may qualify for reductions in the sales charge (load).
(c) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(d) The Portfolio calls the "Service Fee" an "Account Maintenance Fee." Account Maintenance is the term used elsewhere in this Prospectus and in all other Program materials. If you hold Class B or Class C shares for a long time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.
(e) The Portfolio pays the Transfer Agent $11.00 for each Class A and Class D shareholder account and $14.00 for each Class B and Class C shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. The Portfolio pays a 0.10% fee for certain accounts that participate in the Merrill Lynch Mutual Fund Advisor program. The Portfolio also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during the year. This fee begins the month following the month the account is closed and ends at the end UNDERSTANDING EXPENSES

[GRAPHIC APPEARS HERRE] KEY FACTS

Program investors pay various fees and expenses either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid directly by the shareholder:

Shareholder fees -- These include sales charges which you may pay when you buy or sell shares of the Portfolio.

Expenses paid indirectly by the shareholder:

Annual Portfolio Operating Expenses -- expenses that cover the costs of operating the Portfolio.

Management Fee -- a fee paid to the Investment Adviser for managing the Portfolio.

Distribution Fees -- fees used to support the Portfolio's marketing and distribution efforts, such as compensating Financial Consultants, advertising and promotion.

Service (Account Maintenance) Fees -- fees used to compensate securities dealers for account maintenance activities.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

(footnootes continued from previous page) of the calendar year. For the fiscal year ended January 31, 1999, the fee paid by the Portfolio to the Transfer Agent was $74,726. The Investment Adviser provides accounting services to the Program at its cost. For the fiscal year ended January 31, 1999, the Portfolio reimbursed the Investment Adviser $13,853 for these services.
(f) In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or redeems shares.

Examples:
These examples are intended to help you compare the cost of investing in the Quality Bond Portfolio with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Portfolio's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES

           1 Year 3 Years 5 Years 10 Years
------------------------------------------
  Class A   $595  $1,002  $1,435   $2,634
------------------------------------------
  Class B   $674  $1,041  $1,435   $3,041
------------------------------------------
  Class C   $385  $  874  $1,489   $3,147
------------------------------------------
  Class D   $603  $1,026  $1,474   $2,714
------------------------------------------

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES

           1 Year 3 Years 5 Years 10 Years
------------------------------------------
  Class A   $595  $1,002  $1,435   $2,634
------------------------------------------
  Class B   $274  $  841  $1,435   $3,041
------------------------------------------
  Class C   $285  $  874  $1,489   $3,147
------------------------------------------
  Class D   $603  $1,026  $1,474   $2,714
------------------------------------------

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

THE U.S. GOVERNMENT SECURITIES PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------


What is the Portfolio's investment objective and goals?
The U.S. Government Securities Portfolio investment objective is to seek a high current income through investment in U.S. government obligations of any maturity.

What are the Portfolio's main investment strategies?
The U.S. Government Securities Portfolio invests in a portfolio of bonds and other debt securities that are issued or guaranteed by the U.S. government or U.S. government agencies or government sponsored enterprises. The Portfolio may invest a substantial portion of its portfolio in mortgage backed securities issued or guaranteed by government-sponsored enterprises. The U.S. Government Securities Portfolio may invest in securities of any maturity.

What are the main risks of investing in the Portfolio?
As with any mutual fund, the value of the U.S. Government Securities Portfolio's investments, and therefore the value of your shares in the Portfolio, may go up or down. Although government securities involve minimal credit risk, changes in the value of government securities may occur in response to interest rate movements -- generally, when interest rates go up, the value of most government securities, like other fixed income investments, goes down. If the value of the U.S. Government Securities Portfolio's investments goes down, you may lose money.
The U.S. Government Securities Portfolio may invest a substantial portion of its portfolio in mortgage backed securities. Mortgage backed securities involve special risks, including prepayment risk and extension risk, and may in- volve more volatility than other fixed income securities of similar maturities.

Who should invest?
The U.S. Government Securities Portfolio may be an appropriate investment for you if you:
    . Are investing with long term goals, such as retirement or funding a child's education
    . Are looking for an investment that provides current income with relatively minimal credit risk
    . Are willing to accept the risk that the value of the Portfolio's shares may decline as the result of interest rate movements.

[GRAPHIC APPEARS HERE] KEY FACTS

Government Obligations -- fixed income securities issued by a government or its agencies or instrumentalities, as distinct from securities issued by a corporation.

Maturity -- the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a debt instrument may be short-term (two years or under), intermediate-term (two to ten years) or long-term (over ten years).

Agencies -- entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration ("Ginnie Mae"), the Tennessee Valley Authority or the Federal Housing Administration.

Government sponsored enterprises -- private corporations sponsored by the federal government that have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Student Loan Marketing Association ("Sallie Mae") or Fannie Mae.

Mortgage backed securities --securities backed by pools of mortgages that, in many cases, are guaranteed by government agencies such as Ginnie Mae.

Volatility -- the amount and frequency of changes to a security's value.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

THE U.S. GOVERNMENT SECURITIES PORTFOLIO RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provides an indication of the risks of investing in the U.S. Government Securities Portfolio. The bar chart shows changes in the Portfolio's performance for Class B shares for the complete calendar year since the Portfolio's inception. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The table compares the average annual total returns for each class of the Portfolio's shares for the periods shown with those of the Salomon Brothers Mortgage Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

[CHART APPEARS HERE]

1996       4.57%
1997       8.95%
1998       8.42%


During the period shown in the bar chart, the highest return for a quarter was 4.44% (quarter ended September 30, 1998) and the lowest return for a quarter was -0.30% (quarter ended March 31, 1996).

 Average Annual Total Returns
 (for the calendar year ended)                   Past
 December 31, 1998                             One Year Since Inception
-----------------------------------------------------------------------
 The U.S. Government Securities Portfolio* A    4.87%        8.67%+
-----------------------------------------------------------------------
 B                                              4.42%        8.73%+
-----------------------------------------------------------------------
 C                                              7.46%        8.86%+
-----------------------------------------------------------------------
 D                                              4.60%        8.38%+
-----------------------------------------------------------------------
 Salomon Brothers Mortgage Index**              6.99%        9.22%
-----------------------------------------------------------------------

 * Includes sales charges.
** This unmanaged Index reflects the performance of a capital market weighting of the outstanding agency issued mortgage backed securities. Past performance is not predictive of future performance.
 + Inception date is February 1, 1995.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

FEES AND EXPENSES
--------------------------------------------------------------------------------

The U.S. Government Securities Portfolio offers four different classes of shares. Your money will be invested based on the investment objective of the Portfolio. Although your money will be invested the same way, no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your Merrill Lynch Financial Consultant can help you with this decision.

This table shows the different fees and expenses that you may pay if you buy and hold the different classes of shares of the U.S. Government Securities Portfolio. Future expenses may be greater or less than those indicated below.


                                             The
                             U.S. Government Securities Portfolio
                             ------------------------------------
 Shareholder Fees (fees
 paid directly from
 your investment):           Class A  Class B(a) Class C Class D
-----------------------------------------------------------------
  Maximum Sales Charge
  (Load) imposed on
  purchases (as a
  percentage of offering
  price)                     4.00%(b) None       None    4.00%(b)
-----------------------------------------------------------------
  Maximum Deferred Sales
  Charge (Load) (as a
  percentage of original
  purchase price or
  redemption proceeds,
  whichever is lower)        None(c)  4.0%(b)    1.0%(b) None(c)
-----------------------------------------------------------------
  Maximum Sales Charge
  (Load) imposed on
  Dividend Reinvestments     None     None       None    None
-----------------------------------------------------------------
  Redemption Fee             None     None       None    None
-----------------------------------------------------------------
  Exchange Fee               None     None       None    None
-----------------------------------------------------------------
  Maximum Account Fee        None     None       None    None
-----------------------------------------------------------------
 Annual Portfolio
 Operating Expenses
 (expenses that are
 deducted from Portfolio
 assets):
-----------------------------------------------------------------
  Management Fee             0.50%    0.50%      0.50%   0.50%
-----------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees(d)    None     0.75%      0.80%   0.25%
-----------------------------------------------------------------
  Other Expenses (including
  transfer agency fees)(e)   1.23%    1.09%      1.17%   0.92%
-----------------------------------------------------------------
 Total Annual Portfolio
 Operating Expenses (f)      1.73%    2.34%      2.47%   1.67%
-----------------------------------------------------------------

(a) Class B shares automatically convert to Class D shares about ten years after you buy them and will no longer be subject to distribution fees.
(b) Some investors may qualify for reductions in the sales charge (load).
(c) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(d) The Portfolio calls the "Service Fee" an "Account Maintenance Fee." Account Maintenance is the term used elsewhere in this Prospectus and in all other Program materials. If you hold Class B or Class C shares for a long time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.
(e) The Portfolio pays the Transfer Agent $11.00 for each Class A and Class D shareholder account and $14.00 for each Class B and Class C shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. The Portfolio pays a 0.10% fee for certain accounts that participate in the Merrill Lynch Mutual Fund Advisor program. The Portfolio also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during the year. This fee begins the month following the month the account is closed and ends at the end UNDERSTANDING EXPENSES

[GRAPHIC APPEARS HERE] KEY FACTS

Program investors pay various fees and expenses either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid directly by the shareholder:

Shareholder fees -- These include sales charges which you may pay when you buy or sell shares of the Portfolio.

Expenses paid indirectly by the shareholder:

Annual Portfolio Operating Expenses -- expenses that cover the costs of operating the Portfolio.

Management Fee -- a fee paid to the Investment Adviser for managing the Portfolio.

Distribution Fees -- fees used to support the Portfolio's marketing and distribution efforts, such as compensating Financial Consultants, advertising and promotion.

Service (Account Maintenance) Fees -- fees used to compensate securities dealers for account maintenance activities.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

(footnotes continued from previous page) of the calendar year. For the fiscal year ended January 31, 1999, the fee paid by the Portfolio to the Transfer Agent was $44,781. The Investment Adviser provides accounting services to the Program at its cost. For the fiscal year ended January 31, 1999, the Portfolio reimbursed the Investment Adviser $15,907 for these services.
(f) In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or redeems shares.

Examples:
These examples are intended to help you compare the cost of investing in the U.S. Government Securities Portfolio with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in Portfolio for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Portfolio's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES

           1 Year 3 Years 5 Years 10 Years
------------------------------------------
  Class A   $569   $923   $1,301   $2,359
------------------------------------------
  Class B   $637   $930   $1,250   $2,676
------------------------------------------
  Class C   $350   $770   $1,316   $2,806
------------------------------------------
  Class D   $563   $905   $1,271   $2,297
------------------------------------------

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES

           1 Year 3 Years 5 Years 10 Years
------------------------------------------
  Class A   $569   $923   $1,301   $2,359
------------------------------------------
  Class B   $237   $730   $1,250   $2,676
------------------------------------------
  Class C   $250   $770   $1,316   $2,806
------------------------------------------
  Class D   $563   $905   $1,271   $2,297
------------------------------------------

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

THE GLOBAL OPPORTUNITY PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------


What is the Portfolio's stated investment objective?
The investment objective of the Global Opportunity Portfolio is to seek high total investment return.

What are the Portfolio's goals?
The Global Opportunity Portfolio tries to choose some investments that will increase in value and others that pay dividends or interest.

What are the Portfolio's main investment strategies?
The Global Opportunity Portfolio invests in U.S. and foreign equity and fixed-income and money market securities. The amount of these securities in the Portfolio will vary from time to time depending on changing market and economic trends. In determining how to allocate the Portfolio's assets among various capital markets, the Investment Adviser will consider, among other factors, the relative value, condition and potential for growth of various economies. In determining how to allocate the Portfolio's assets among equity, debt and money market securities, the Investment Adviser will consider the relative opportunity for an increase in the price of equity and debt securities, dividend yields and the level of interest rates paid on securities of different maturities. There are no limits on the Global Opportunity Portfolio's ability to invest in specific geographic regions. At the present time, the Global Opportunity Portfolio focuses on investments in Canada, Western Europe, the Far East, and Latin America, as well as in the U.S. The Global Opportunity Portfolio normally invests in at least three countries at any given time. There are no limits on the amount of equity or debt securities in which the Global Opportunity Portfolio may invest. It usually invests in both equities and fixed income securities. When it invests in fixed-income securities, the Global Opportunity Portfolio will select investment grade corporate securities, and obligations of U.S. or foreign governments and agencies or international organizations. The Global Opportunity Portfolio can invest in securities denominated in foreign currencies.

What are the main risks of investing in the Portfolio?
As with any mutual fund, the value of the Global Opportunity Portfolio's investments, and therefore the value of your shares in the Portfolio, may go up or down. These changes in the value of the Global Opportunity Portfolio's equity investments may occur because one or more stock markets around the world are generally rising or falling. Changes in the value of the

[GRAPHIC APPEARS HERE] KEY FACTS

Total Investment Return -- the combination of capital appreciation (from increases or decreases in the market value of investments) and current income (from interest or dividends).

Equities -- securities representing ownership of a company ("stock") or securities whose price is linked to the value of securities that represent company ownership.

Fixed income securities --instruments that pay a stated rate of interest or other repayment, including regular debt obligations as well as preferred stock that carries a promised level of dividend payments.

Investment grade -- fixed income securities may be rated according to their credit quality. Securities with credit quality equivalent to any of the four highest rating categories can be called "investment grade."

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

The Global Opportunity Portfolio's fixed income securities may occur in response to interest rate movements. Generally, when interest rates go up, the value of fixed income securities goes down. Changes in the value of the Global Opportunity Portfolio's equity and fixed income investments may also occur as the result of specific factors that affect the value of a particular investment. If the value of the Global Opportunity Portfolio's investments goes down, you may lose money.
The Global Opportunity Portfolio can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.
The Global Opportunity Portfolio can invest in securities rated below investment grade (junk bonds). Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may be volatile and subject to liquidity, credit and other types of risk.

Who should invest?
The Global Opportunity Portfolio may be an appropriate investment for you if you:
    . Are investing for long term
      goals, such as retirement or
      funding a child's education

    . Want a professionally managed,
      diversified portfolio

    . Are looking for exposure to a
      variety of asset classes,
      including investments in foreign
      markets

    . Are willing to accept higher risk
      in order to seek potentially
      higher long term returns

    . Are not looking for a significant
      amount of current income
Junk Bonds -- fixed income securities rated below invest grade by recognized rating agencies, including Moody's Investors Service, Inc. and Standard & Poor's, or unrated securities of comparable quality.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] KEY FACTS

THE GLOBAL OPPORTUNITY PORTFOLIO RISK/RETURN BAR CHART
--------------------------------------------------------------------------------
The bar chart and table shown below provides an indication of the risks of investing in the Global Opportunity Portfolio. The bar chart shows changes in the Portfolio's performance for Class B shares for the complete calendar year since the Portfolio's inception. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The table compares the average annual total returns for each class of the Portfolio's shares for the periods shown with those of the Morgan Stanley Capital International (MSCI) World Index and the Salomon Brothers World Government Bond Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

[CHART APPEARS HERE]

1996       10.48%
1997        8.14%
1998        6.64%

During the period shown in the bar chart, the highest return for a quarter was 11.47% (quarter ended June 30, 1997) and the lowest return for a quarter was - 11.78% (quarter ended September 30, 1998).

 Average Annual Total Returns
 (for the calendar year ended)                       Past
 December 31, 1998                                 One Year Since Inception
---------------------------------------------------------------------------
 The Global Opportunity Portfolio*A                  2.16%       8.26%+
---------------------------------------------------------------------------
 B                                                   2.64%       8.39%+
---------------------------------------------------------------------------
 C                                                   5.56%       8.54%+
---------------------------------------------------------------------------
 D                                                   1.90%       8.01%+
---------------------------------------------------------------------------
 MSCI World Index**                                 24.34%      19.39%++
---------------------------------------------------------------------------
 Salomon Brothers World Government Bond Index***    15.30%       8.98%
---------------------------------------------------------------------------

  * Includes sales charges.
 ** This unmanaged market capitalization-weighted Index is comprised of a representative sampling of stocks of large-, medium-, and small-capitalization companies in 22 countries, including the United States. Past performance is not predictive of future performance.
*** This unmanaged market capitalization-weighted Index tracks the performance of the government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. Past performance is not predictive of future performance.
  + Inception date is February 1, 1995.
 ++ Since January 31, 1995.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

FEES AND EXPENSES
--------------------------------------------------------------------------------

The Global Opportunity Portfolio offers four different classes of shares. Your money will be invested based on the investment objective of the Portfolio. Although your money will be invested the same way in any portfolio, no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your Merrill Lynch Financial Consultant can help you with this decision.

These tables show the different fees and expenses that you may pay if you buy and hold the different classes of shares of the Global Opportunity Portfolio. Future expenses may be greater or less than those indicated below.

                               The Global Opportunity Portfolio
                             ------------------------------------
 Shareholder Fees (fees
 paid directly from
 your investment):           Class A  Class B(a) Class C Class D
-----------------------------------------------------------------


  Maximum Sales Charge
  (Load) imposed on
  purchases (as a
  percentage of offering
  price)                     5.25%(b) None       None    5.25%(b)
-----------------------------------------------------------------
  Maximum Deferred Sales
  Charge (Load) (as a
  percentage of original
  purchase price or
  redemption proceeds,
  whichever is lower)        None(c)  4.0%(b)    1.0%(b) None(c)
-----------------------------------------------------------------
  Maximum Sales Charge
  (Load) imposed on
  Dividend Reinvestments     None     None       None    None
-----------------------------------------------------------------
  Redemption Fee             None     None       None    None
-----------------------------------------------------------------
  Exchange Fee               None     None       None    None
-----------------------------------------------------------------
  Maximum Account Fee        None     None       None    None
-----------------------------------------------------------------
 Annual Portfolio
 Operating Expenses
 (expenses that are
 deducted from Portfolio
 assets):
-----------------------------------------------------------------
  Management Fee             0.75%    0.75%      0.75%   0.75%
-----------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees(d)    None     1.00%      1.00%   0.25%
-----------------------------------------------------------------
  Other Expenses (including
  transfer agency fees)(e)   0.97%    1.07%      1.12%   0.97%
-----------------------------------------------------------------
 Total Annual Portfolio
 Operating Expenses (f)      1.72%    2.82%      2.87%   1.97%
-----------------------------------------------------------------

(a) Class B shares automatically convert to Class D shares about 8 years after you buy them and will no longer be subject to distribution fees.
(b) Some investors may qualify for reductions in the sales charge (load).
(c) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(d) The Portfolio calls the "Service Fee" an "Account Maintenance Fee." Account Maintenance is the term used elsewhere in this Prospectus and in all other Program materials. If you hold Class B or Class C shares for a long time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.
(e) The Portfolio pays the Transfer Agent $11.00 for each Class A and Class D shareholder account and $14.00 for each Class B and Class C shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. The Portfolio pays a 0.10% fee for certain accounts that participate in the Merrill Lynch Mutual Fund Advisor program. The Portfolio also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during the year. This fee begins the month following the month the account is closed and ends at the end

UNDERSTANDING EXPENSES
Program investors pay various fees and expenses either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid directly by the shareholder:

Shareholder fees -- These include sales charges which you may pay when you buy or sell shares of the Portfolio.

Expenses paid indirectly by the shareholder:

Annual Portfolio Operating Expenses -- expenses that cover the costs of operating the Portfolio.

Management Fee -- a fee paid to the Investment Adviser for managing the Portfolio.

Distribution Fees -- fees used to support the Portfolio's marketing and distribution efforts, such as compensating Financial Consultants, advertising and promotion.

Service (Account Maintenance) Fees -- fees used to compensate securities dealers for account maintenance activities.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] KEY FACTS

(footnotes continued from previous page) of the calendar year. For the fiscal year ended January 31, 1999, the fee paid by the Portfolio to the Transfer Agent was $393,308. The Investment Adviser provides accounting services to the Program at its cost. For the fiscal year ended January 31, 1999, the Portfolio reimbursed the Investment Adviser $52,604 for these services .
(f) In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or redeems shares.

Examples:
These examples are intended to help you compare the cost of investing in the Global Opportunity Portfolio with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in Portfolio for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Portfolio's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES

           1 Year 3 Years 5 Years 10 Years
------------------------------------------
  Class A   $691  $1,038  $1,409   $2,449
------------------------------------------
  Class B   $685  $1,074  $1,489   $2,969*
------------------------------------------
  Class C   $390  $  889  $1,513   $3,195
------------------------------------------
  Class D   $714  $1,111  $1,532   $2,700
------------------------------------------

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES

           1 Year 3 Years 5 Years 10 Years
------------------------------------------
  Class A   $691  $1,038  $1,409   $2,449
------------------------------------------
  Class B   $285  $  874  $1,489   $2,969*
------------------------------------------
  Class C   $290  $  889  $1,513   $3,195
------------------------------------------
  Class D   $714  $1,111  $1,532   $2,700
------------------------------------------

* Assumes conversion to Class D shares approximately eight years after purchase. See note (a) to the Fees and Expenses table above.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

THE GROWTH OPPORTUNITY PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------

What is the Portfolio's stated investment objective?
The investment objective of the Growth Opportunity Portfolio is to seek long-term growth of capital.

What are the Portfolio's goals?
The Growth Opportunity Portfolio tries to choose investments that will increase in value.

What are the Portfolio's main investment strategies?
The Growth Opportunity Portfolio primarily invests in equities of growth companies. The Growth Opportunity Portfolio selects companies on the basis of their long term potential for expanding their earnings, profitability and size. The Growth Opportunity Portfolio also selects companies on the basis of their long term potential for gaining increased market recognition for their securities. The Growth Opportunity Portfolio does not select companies with the objective of providing current income.

What are the main risks of investing in the Portfolio?
As with any mutual fund, the value of the Growth Opportunity Portfolio's investments, and therefore the value of your shares in the Portfolio, may go up or down. These changes may occur because the stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. If the value of the Growth Opportunity Portfolio's investments goes down, you may lose money.

The Growth Opportunity Portfolio is a non-diversified fund, which means that it may invest more of its assets in fewer companies than if it were a diversified fund. By concentrating in a smaller number of investments, the Growth Opportunity Portfolio's risk is increased because each investment has a greater effect on the Portfolio's performance. This helps the Portfolio's performance when its investments are successful, but hurts the Portfolio's performance when its investments are unsuccessful.

Equities -- securities representing ownership of a company ("stock") or securities whose price is linked to the value of securities that represent company ownership.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] KEY FACTS

Who should invest?
The Growth Opportunity Portfolio may be an appropriate investment for you if you:
    . Are investing for long term goals, such as retirement or funding a child's education

    . Want a professionally managed portfolio

    . Are willing to accept higher risk in order to seek potentially higher long term returns

    . Are not looking for a significant amount of current income

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

THE GROWTH OPPORTUNITY PORTFOLIO RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Growth Opportunity Portfolio. The bar chart shows changes in the Portfolio's performance for Class B shares for the complete calendar year since the Portfolio's inception. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The table compares the average annual total returns for each class of the Portfolio's shares for the periods shown with those of the Lipper Growth Fund Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future.

[GRAPH APPEARS HERE]
1997            27.19%
1998            32.05%
During the period shown in the bar chart, the highest return for a quarter was 26.74% (quarter ended December 31, 1998) and the lowest return for a quarter was -13.29% (quarter ended September 30, 1998).

 Average Annual Total Returns
 (for the calendar year ended)          Past
 December 31, 1998                    One Year Since Inception
--------------------------------------------------------------
 The Growth Opportunity Portfolio*A    26.48%      23.05%+
--------------------------------------------------------------
 B                                     28.05%      23.58%+
--------------------------------------------------------------
 C                                     30.95%      23.97%+
--------------------------------------------------------------
 D                                     26.09%      22.81%+
--------------------------------------------------------------
 Lipper Growth Fund Index**            25.69%      23.25%++
--------------------------------------------------------------

 * Includes sales charges.
** Lipper Growth Fund Index is an equally weighted Index of the largest mutual funds which normally invest in companies whose long term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The index is adjusted for reinvestment of capital gains distributions and income dividends. Past performance is not predictive of future performance.
 + Inception date is February 2, 1996.
++ Since February 1, 1996.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

FEES AND EXPENSES
--------------------------------------------------------------------------------

The Growth Opportunity Portfolio offers four different classes of shares. Your money will be invested based on the investment objective of the Portfolio. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your Merrill Lynch Financial Consultant can help you with this decision.

This table shows the different fees and expenses that you may pay if you buy and hold the different classes of shares of the Growth Opportunity Portfolio. Future expenses may be greater or less than those indicated below.


                               The Growth Opportunity Portfolio
                             ------------------------------------
 Shareholder Fees (fees
 paid directly from
 your investment):           Class A  Class B(a) Class C Class D
-----------------------------------------------------------------
  Maximum Sales Charge
  (Load) imposed on
  purchases (as a
  percentage of offering
  price)                     5.25%(b) None       None    5.25%(b)
-----------------------------------------------------------------
  Maximum Deferred Sales
  Charge (Load) (as a
  percentage of original
  purchase price or
  redemption proceeds,
  whichever is lower)        None(c)  4.0%(b)    1.0%(b) None(c)
-----------------------------------------------------------------
  Maximum Sales Charge
  (Load) imposed on
  Dividend Reinvestments     None     None       None    None
-----------------------------------------------------------------
  Redemption Fee             None     None       None    None
-----------------------------------------------------------------
  Exchange Fee               None     None       None    None
-----------------------------------------------------------------
  Maximum Account Fee        None     None       None    None
-----------------------------------------------------------------
 Annual Portfolio
 Operating Expenses
 (expenses that are
 deducted from Portfolio
 assets):
-----------------------------------------------------------------
  Management Fee             0.65%    0.65%      0.65%   0.65%
-----------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees(d)    None     1.00%      1.00%   0.25%
-----------------------------------------------------------------
  Other Expenses (including
  transfer agency fees)(e)   0.91%    1.01%      1.06%   0.90%
-----------------------------------------------------------------
 Total Annual Portfolio
 Operating Expenses (f)      1.56%    2.66%      2.71%   1.80%
-----------------------------------------------------------------

(a) Class B shares automatically convert to Class D shares about eight years after you buy them and will no longer be subject to distribution fees.
(b) Some investors may qualify for reductions in the sales charge (load).
(c) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(d) The Portfolio calls the "Service Fee" an "Account Maintenance Fee." Account Maintenance is the term used elsewhere in this Prospectus and in all other Program materials. If you hold Class B or Class C shares for a long time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.
(e) The Portfolio pays the Transfer Agent $11.00 for each Class A and Class D shareholder account and $14.00 for each Class B and Class C shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. The Portfolio pays a 0.10% fee for certain accounts that participate in the Merrill Lynch Mutual Fund Advisor program. The Portfolio also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during the year. This fee begins the month following the month the account is closed and ends at the end UNDERSTANDING EXPENSES

[GRAPHIC APPEARS HERRE] KEY FACTS

Program investors pay various fees and expenses either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid directly by the shareholder:

Shareholder fees -- These include sales charges which you may pay when you buy or sell shares of the Portfolio.

Expenses paid indirectly by the shareholder:

Annual Portfolio Operating Expenses -- expenses that cover the costs of operating the Portfolio.

Management Fee -- a fee paid to the Investment Adviser for managing the Portfolio.

Distribution Fees -- fees used to support the Portfolio's marketing and distribution efforts, such as compensating Financial Consultants, advertising and promotion.

Service (Account Maintenance) Fees -- fees used to compensate securities dealers for account maintenance activities.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

(footnotes continued from the previous page) of the calendar year. For the fiscal year ended January 31, 1999, the fee paid by the Portfolio to the Transfer Agent was $486,613. The Investment Adviser provides accounting services to the Program at its cost. For the fiscal year ended January 31, 1999, the Portfolio reimbursed the Investment Adviser $76,370 for these services.
(f) In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or redeems shares.

Examples:
These examples are intended to help you compare the cost of investing in the Growth Opportunity Portfolio with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Portfolio's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES

           1 Year 3 Years 5 Years 10 Years
------------------------------------------
  Class A   $675  $  992  $1,330   $2,284
------------------------------------------
  Class B   $669  $1,026  $1,410   $2,812*
------------------------------------------
  Class C   $374  $  841  $1,435   $3,041
------------------------------------------
  Class D   $698  $1,062  $1,449   $2,530
------------------------------------------

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES

           1 Year 3 Years 5 Years 10 Years
------------------------------------------
  Class A   $675  $  992  $1,330   $2,284
------------------------------------------
  Class B   $269  $  826  $1,410   $2,812*
------------------------------------------
  Class C   $274  $  841  $1,435   $3,041
------------------------------------------
  Class D   $698  $1,062  $1,449   $2,530
------------------------------------------

* Assumes conversion to Class D shares approximately eight years after purchase. See note (a) to the Fees and Expenses table above.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

HOW EACH PORTFOLIO INVESTS
--------------------------------------------------------------------------------

The Fundamental Value Portfolio
The Fundamental Value Portfolio's main goal is growth of capital. The Fundamental Value Portfolio also seeks income, but its investments emphasize growth of capital more than income. The Fundamental Value Portfolio tries to achieve its goals by investing in a diversified portfolio consisting primarily of common stocks. In selecting securities, Fundamental Value Portfolio management emphasizes stocks that it believes are undervalued. The Fundamental Value Portfolio's management places particular emphasis on companies with below average price/earnings ratios that may pay above average dividends. The Portfolio management may also determine a company is undervalued if its stock price is down because of temporary factors that the Portfolio management believes the company will recover from.

The Fundamental Value Portfolio follows a basic contrary opinion, out-of-favor investment style. The Portfolio management believes that favorable changes in market prices are more likely to occur when:

    . Stocks are out of favor.
    . Company earnings are depressed.
    . Price/earnings ratios are
      relatively low.
    . Investment expectations are
      limited.
    . There is no general interest in a
      security or industry.

On the other hand, the Portfolio management believes that negative developments are more likely to occur when:

    . Investment expectations are
      generally high.
    . Stock prices are advancing or
      have advanced rapidly.
    . Price/earnings ratios have been
      inflated.
    . An industry or security continues
      to become popular among
      investors.

In other words, the Portfolio management believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Fundamental Value Portfolio may invest a large part of its net assets in stocks that have weak research ratings.

DETAILS ABOUT THE PROGRAM [graphic]

ABOUT THE PORTFOLIO MANAGER

The Fundamental Value Portfolio
Geraldine Gunn-Hertig is the Portfolio Manager and has been a First Vice President of the Investment Adviser since 1997 and a Vice President from 1989 to 1997. She has been a Securities Analyst for the Merrill Lynch Basic Value Fund since 1984.

ABOUT THE INVESTMENT ADVISER
The Program is managed by Merrill Lynch Asset Management.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

The Fundamental Value Portfolio may invest up to 30% of its total assets in the securities of foreign companies. The Fundamental Value Portfolio may also lend its securities and may buy securities that are convertible into common stock. The Fundamental Value Portfolio will normally invest a portion of its assets in short term debt securities, such as commercial paper. As a temporary measure for defensive purposes, the Fundamental Value Portfolio may invest more heavily in these securities, without limitation. The Fundamental Value Portfolio may also increase its investment in these securities when the Portfolio management is unable to find enough attractive long term investments, to reduce exposure to equities when management believes it is advisable to do so, or to meet redemptions. Investments in short term securities can be sold easily and have limited risk of loss but earn only limited returns.

Investment Risks for The Fundamental Value Portfolio
This table shows the investment policies applicable to the Fundamental Value Portfolio and the investment limitations, if any, as a percentage of Portfolio assets. The principal types of risk associated with each investment policy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Program's annual/semi-annual reports.

                             [CHART APPEARS HERE]


Key:
 #              Maximum % of total assets
 *              No restriction on usage
 (Diamond)      Permitted, but used rarely
 0              Not permitted
 (Check Mark)   Type of risk involved with investment strategy

                                                  Leverage        Credit        Market       Information        Valuation
                                                    Risk           Risk          Risk          Risk               Risk
Borrowing                            33 1/3         X
Short-Term
  Investments/Repurchase Agreements    *                            X
Securities Lending                   33 1/3         X               X
Short term Trading                     *                                           X
When issued Securities/
  Forward Commitments                  *            X                              X
Non-Investment grade Securities        0
Foreign Securities                    30
Restricted and Illiqid Securities     15                                           X              X                 X
Covered call options                  15                                           X
Indexed derivative securities          *            X                X             X                                X
Futures and Options                    *
Currency contracts                    20


                                                   Political     Currency     Liquidity       Correlation      Selection
                                                     Risk          Risk         Risk             Risk            Risk
Borrowing
Short-Term
  Investments/Repurchase Agreements
Securities Lending
Short term Trading                                                                                                 X
When issued Securities/
  Forward Commitments                                                                                              X
Non-Investment grade Securities
Foreign Securities                                    X             X              X
Restricted and Illiqid Securities                                                  X                               X
Covered call options                                                               X               X               X
Indexed derivative securities                                                      X               X               X
Futures and Options                                                                                X
Currency contracts

Each of these policies and risks is explained in the Investment Risks section to this Prospectus.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

The Quality Bond Portfolio
Under normal circumstances, the Quality Bond Portfolio invests at least 65% of the value of its total assets in corporate bonds and at least 90% will be invested in fixed income securities. The fixed income securities in which the Quality Bond Portfolio invests consist of:
    . short, intermediate and long term
      U.S. government obligations.
    . short, intermediate and long term
      corporate debt securities issued
      by U.S. companies.
    . convertible and non-convertible
      debt securities and preferred
      stock.
    . money market securities.

The Quality Bond Portfolio invests primarily in fixed income securities of any maturity rated within the three highest grades as determined by Standard & Poor's (AAA, AA or A) or Moody's (Aaa, Aa or A) or in securities that have similar credit characteristics in the judgment of the Quality Bond Portfolio's Portfolio Management. The Quality Bond Portfolio may continue to hold securities which are downgraded to a rating below the top three rating categories after being purchased by the Quality Bond Portfolio. It may also continue to hold unrated securities that have a similar decline in quality in the Portfolio Management's judgment. The Portfolio Management will consider factors such as price, credit risk, market conditions and interest rates and will sell a downrated security only if, in the Portfolio Management's opinion, it is advantageous to do so.

[GRAPHIC APPEARS HERE] DETAILS ABOUT THE PROGRAM

ABOUT THE PORTFOLIO MANAGER

The Quality Bond Portfolio
Christopher G. Ayoub is the Portfolio Manager. Mr. Ayoub was a Vice President of the Investment Adviser from 1985 to January 1998. He has been a First Vice President of the Investment Adviser since January 1998 and Portfolio Manager since 1985.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

Investment Risks for The Quality Bond Portfolio
This table shows the investment policies applicable to the Quality Bond Portfolio and the investment limitations, if any, as a percentage of Portfolio assets. The principle types of risk associated with each investment policy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Program's annual/semi-annual reports.

                             [CHART APPEARS HERE]

                                                          Type of risk involved with investment strategy

                                       %          Leverage        Credit        Market       Information        Valuation
                                                    Risk           Risk          Risk          Risk               Risk
Borrowing                            33 1/3         X
Short-Term
  Investments/Repurchase Agreements    *                            X
Securities Lending                   33 1/3         X               X
Short term Trading                     *                                           X
When issued Securities/
  Forward Commitments                  *            X                              X
Non-Investment grade Securities        0
Foreign Securities                     0
Restricted and Illiqid Securities     15                                           X              X                 X
Covered call options                  15                                           X
Indexed derivative securities          *            X                X             X                                X
Futures and Options                    *
Currency contracts                     0

                                                              Type of risk involved with investment strategy

                                                   Political     Currency     Liquidity       Correlation      Selection
                                                     Risk          Risk         Risk             Risk            Risk
Borrowing
Short-Term
  Investments/Repurchase Agreements
Securities Lending
Short term Trading                                                                                                 X
When issued Securities/
  Forward Commitments                                                                                              X
Non-Investment grade Securities
Foreign Securities                                      X            X             X
Restricted and Illiqid Securities                                                  X                               X
Covered call options                                                               X               X               X
Indexed derivative securities                                                      X               X               X
Futures and Options
Currency contracts

Each of these policies and risks is explained in the Investment Risks section to this Prospectus.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] DETAILS ABOUT THE PROGRAM

ABOUT THE PORTFOLIO MANAGER

The U.S. Government Securities Portfolio

Gregory Mark Maunz is the Portfolio Manager. Mr. Maunz was a Vice President of the Investment Adviser from 1985 to 1997. He has been a First Vice President of the Investment Adviser since 1997 and Portfolio Manager since 1984.

The U.S. Government Securities Portfolio

The U.S. Government Securities Portfolio will invest in securities issued or guaranteed by the U.S. Government or its agencies. Certain securities, such as U.S. Treasury obligations are direct obligations of the U.S. Government. The U.S. Government Securities Portfolio also invests in securities that are issued by government sponsored enterprises or agencies but that are not direct obligations of the U.S. Government. These securities are, however, backed by the credit of the particular agency or government sponsored enterprise that issued the securities and are generally considered to have a relatively low risk of default.

The U.S. Government Securities Portfolio has no minimum holding period for investments, and will buy or sell securities whenever the Portfolio's management sees an opportunity to do so.

Investment Risks for The U.S. Government Securities Portfolio
This table shows the investment policies applicable to the U.S. Government Securities Portfolio and the investment limitations, if any, as a percentage of Portfolio assets. The principal types of risk associated with each investment policy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Program's annual/semi-annual reports.


                             [CHART APPEARS HERE]

                                                          Type of risk involved with investment strategy

                                       %          Leverage        Credit        Market       Information        Valuation
                                                    Risk           Risk          Risk          Risk               Risk
Borrowing                            33 1/3         X
Short-Term
  Investments/Repurchase Agreements    *                            X
Securities Lending                   33 1/3         X               X
Short term Trading                     *                                           X
When issued Securities/
  Forward Commitments                  *            X                              X
Non-Investment grade Securities        0
Foreign Securities                     0
Restricted and Illiqid Securities     15                                           X              X                 X
Covered call options                  15                                           X
Indexed derivative securities          *            X                X             X                                X
Futures and Options                    *
Currency contracts                     0

                                                              Type of risk involved with investment strategy

                                                   Political     Currency     Liquidity       Correlation      Selection
                                                     Risk          Risk         Risk             Risk            Risk
Borrowing
Short-Term
  Investments/Repurchase Agreements
Securities Lending
Short term Trading                                                                                                 X
When issued Securities/
  Forward Commitments                                                                                              X
Non-Investment grade Securities
Foreign Securities
Restricted and Illiqid Securities                                                  X                               X
Covered call options                                                               X               X               X
Indexed derivative securities                                                      X               X               X
Futures and Options
Currency contracts

Each of these policies and risks is explained in the Investment Risks section to this Prospectus.



                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

DETAILS ABOUT THE PROGRAM


The Global Opportunity Portfolio
The Global Opportunity Portfolio can invest in both equity securities and fixed income securities. Equity securities consist of:
    . common stock
    . preferred stock
    . securities convertible into
      common stock
    . derivative securities, such as
      options and futures, the value of
      which is based on a common stock
      or group of common stocks

Fixed income securities consist of:
    . short, intermediate, and long
      term U.S. and foreign government
      debt securities
    . short, intermediate, and long
      term corporate debt securities
      issued by U.S. and foreign
      companies
    . term preferred stock (that is,
      preferred stock which returns
      principal at a set time) issued
      by U.S. and foreign companies
    . corporate debt securities
      convertible into common stock
    . money market securities

The Global Opportunity Portfolio may invest entirely in equity securities, entirely in fixed income securities, or partly in equity securities and partly in fixed income securities. The Global Opportunity Portfolio will usually hold at least some equity securities and some fixed income securities. Under unusual market or economic conditions, the Global Opportunity Portfolio may invest up to 100% of its assets in money market securities or in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

There are no limits on the Global Opportunity Portfolio's ability to invest in any country or geographic region. The Global Opportunity Portfolio can invest primarily in U.S. securities, primarily in foreign securities, or partly in U.S. securities and partly in foreign securities. At the present time, the Global Opportunity Portfolio focuses on investments in Canada, Western Europe, the Far East, and Latin America, as well as in the United States. The Global Opportunity Portfolio normally invests in at least three countries at any given time.

ABOUT THE PORTFOLIO MANAGER

The Global Opportunity Portfolio
Thomas R. Robinson is the Portfolio Manager. Mr. Robinson was a Vice President of the Investment Adviser from 1995 to 1997. He has been a First Vice President of the Investment Adviser since 1997.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] DETAILS ABOUT THE PROGRAM

The Portfolio's management will select the percentages of the total portfolio invested in equity securities and fixed income securities, as well as the geographic allocation of the Global Opportunity Portfolio's investments, based on its views of general economic and financial trends in various countries and industries. The Portfolio management may place particular emphasis on the following considerations:
    . inflation,
    . commodity prices,
    . the direction of interest and
      currency movements,
    . social and political factors,
    . estimates of growth in industrial
      output and profits, and
    . government fiscal policies.

Portfolio Management's analysis of economic and financial trends does not guarantee successful results.

The Portfolio's management will seek to allocate the Global Opportunity Portfolio's investments among the various types of securities in which the Global Opportunity Portfolio may invest in a manner that it believes will best capitalize on the economic and financial trends that it perceives. For example, if the Portfolio management believes that falling commodity prices and decreasing estimates of industrial output globally signal low growth and limited returns from equity securities, the Global Opportunity Portfolio may emphasize fixed income investments. Similarly, if the Portfolio management believes that low inflation, new technologies and improvements in economic productivity in a country or region signal a promising environment for equity securities in that country or region, the Global Opportunity Portfolio may emphasize equity investments in that country or region. There is no guarantee that Portfolio management will be able to correctly forecast economic or financial trends or be able to select investments that will benefit from the trends perceived by Portfolio management.

The Global Opportunity Portfolio may invest a significant portion of its assets in equity securities. The equity securities in which the Global Opportunity Portfolio invests will primarily be common stocks of large companies. The Global Opportunity Portfolio may invest in equity securities of companies throughout the world. The Portfolio's management, however, anticipates that the Global Opportunity Portfolio's equity investments will primarily be in companies in the United States, Canada, the Far East, Latin

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

America and the developed markets of Europe. The Global Opportunity Portfolio may invest in companies in emerging markets, but the Portfolio's management anticipates that a substantially greater portion of the Global Opportunity Portfolio's equity investments will be in companies in developed markets.

The Global Opportunity Portfolio may also invest in fixed income securities, including U.S. and foreign government securities and corporate debt securities. The Global Opportunity Portfolio will primarily invest in debt securities that are rated investment grade by Standard & Poor's or Moody's, or unrated securities which, in the opinion of Portfolio management, are of comparable quality. The Global Opportunity Portfolio may, however, invest up to 34% of its total assets in debt securities rated below investment grade or have characteristics of below investment grade securities in the judgment of the Portfolio management (junk bonds). The Global Opportunity Portfolio may invest in fixed income securities of any maturity.

The Global Opportunity Portfolio may invest in securities denominated in currencies other than the U.S. dollar. The Global Opportunity Portfolio's return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Global Opportunity Portfolio may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Portfolio management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective. The Global Opportunity Portfolio is not obliged to hedge and may not do so.


                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] DETAILS ABOUT THE PROGRAM

Investment Risks for The Global Opportunity Portfolio

This table shows the investment policies applicable to the Global Opportunity Portfolio and the investment limitations, if any, as a percentage of Portfolio assets. The principal types of risk associated with each investment policy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Program's annual/semi-annual reports.

                             [CHART APPEARS HERE]

                                                          Type of risk involved with investment strategy

                                       %          Leverage        Credit        Market       Information        Valuation
                                                    Risk           Risk          Risk          Risk               Risk
Borrowing                            33 1/3         X
Short-Term
  Investments/Repurchae Agreements     *                            X
Securities Lending                   33 1/3         X               X
Short term Trading                     *                                           X
When issued Securities/
  Forward Commitments                  *            X                              X
Non-Investment grade Securities       34
Foreign Securities                     *
Restricted and Illiqid Securities     15                                           X              X                 X
Covered call options                  15                                           X
Indexed derivative securities          *            X               X              X                                X
Futures and Options                    *
Currency contracts                    20

                                                              Type of risk involved with investment strategy

                                                   Political     Currency     Liquidity       Correlation      Selection
                                                     Risk          Risk         Risk             Risk            Risk
Borrowing
Short-Term
  Investments/Repurchae Agreements
Securities Lending
Short term Trading                                                                                                 X
When issued Securities/
  Forward Commitments                                                                                              X
Non-Investment grade Securities
Foreign Securities                                      X           X              X
Restricted and Illiqid Securities                                                  X                               X
Covered call options                                                               X               X               X
Indexed derivative securities                                                      X               X               X
Futures and Options
Currency contracts

Each of these policies and risks is explained in the Investment Risks section to this prospectus

                   MERRIL LYNCH ASSET BUILDER PROGRAM, INC.
34

The Growth Opportunity Portfolio
The Growth Opportunity Portfolio tries to choose investments for capital appreciation -- that is, investments that will increase in value. The Growth Opportunity Portfolio will invest in a diversified portfolio primarily consisting of equity securities of U.S. companies. Equity securities consist of:
    . common stock
    . preferred stock
    . securities convertible into
      common stock
    . rights to subscribe for common
      stock

The Growth Opportunity Portfolio also can invest in non-convertible preferred stock and fixed income securities of growth companies during temporary periods if warranted by market or economic conditions. Under normal circumstances, the Growth Opportunity Portfolio invests at least 65% of its total assets in equity securities. Portfolio management selects growth companies on the basis of their long-term potential for expanding earnings, profitability and size. Portfolio management may also select growth companies on the basis of their long term potential for gaining increased market recognition for their Portfolios. The Growth Opportunity Portfolio does not select companies with the objective of providing current income.

To analyze a security, Portfolio management focuses on the long range view of a company's prospects including a fundamental analysis of:
    . company's management
    . financial structure
    . product development
    . marketing ability
    . other relevant factors

Portfolio management's fundamental analysis of a company does not guarantee successful results. Additionally, full realization of the market potential of aggressive growth companies takes time and, for this reason, the Growth Opportunity Portfolio should be considered a long term investment and not as a vehicle for seeking short term profits.

ABOUT THE PORTFOLIO MANAGER

The Growth Opportunity Portfolio
Lawrence R. Fuller is the Portfolio Manager. Mr. Fuller was a Senior Vice President and Director of Benefit Capital Management from 1984 to 1992. He was a Vice President of the Investment Adviser from 1992 to 1997 and has been a First Vice President since 1997.

Fixed income securities -- instruments that pay a stated rate of interest or other repayment, including regular debt obligations as well as preferred stock that carries a promised level of dividend payments.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] DETAILS ABOUT THE PROGRAM

During temporary defensive periods or to provide for redemptions, the Growth Opportunity Portfolio may invest in other types of securities. These securities include:
    . non-convertible preferred stocks
    . debt securities
    . government securities
    . money market securities
    . cash

Portfolio management will select the percentages of the total portfolio invested in equity, fixed income and other types of securities based on its view of market or economic conditions. Portfolio management may consider general economic and financial trends in various industries, such as inflation, commodity prices, interest movements, estimates of growth in industrial output and profits, and government fiscal policies. Portfolio management will seek to allocate the Growth Opportunity Portfolio's investments among the various types of securities in which the Growth Opportunity Portfolio may invest in a manner that it believes will best capitalize on the economic and financial trends that it perceives. There is no guarantee that Portfolio management will be able to correctly forecast economic or financial trends or be able to select investments that will benefit from the trends perceived by Portfolio management.

The Growth Opportunity Portfolio has no stated minimum holding period for investments and will buy or sell securities whenever the Portfolio management sees an appropriate opportunity.


                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

Investment Risks for The Growth Opportunity Portfolio

This table shows the investment policies applicable to the Growth Opportunity Portfolio and the investment limitations, if any, as a percentage of Portfolio assets. The principal types of risk associated with each investment policy are also listed. Numbers in this table show maximum allowable use only; for actual use, consult the Program's annual/semi-annual reports.

                             [CHART APPEARS HERE]

                                                          Type of risk involved with investment strategy

                                       %          Leverage        Credit        Market       Information        Valuation
                                                    Risk           Risk          Risk          Risk               Risk
Borrowing                            33 1/3          X
Short-Term
  Investments/Repurchase Agreements    *                            X
Securities Lending                   33 1/3          X              X
Short term Trading                     *                                           X
When issued Securities/
  Forward Commitments                  *             X                             X
Non-Investment grade Securities        5
Foreign Securities                    20
Restricted and Illiqid Securities     15                                           X              X                 X
Covered call options                  15                                           X
Indexed derivative securities          *             X               X             X                                X
Futures and Options                    *
Currency contracts                    20

                                                              Type of risk involved with investment strategy

                                                   Political     Currency     Liquidity       Correlation      Selection
                                                     Risk          Risk         Risk             Risk            Risk
Borrowing
Short-Term
  Investments/Repurchase Agreements
Securities Lending
Short term Trading                                                                                                 X
When issued Securities/
  Forward Commitments                                                                                              X
Non-Investment grade Securities
Foreign Securities                                      X            X             X
Restricted and Illiqid Securities                                                  X                               X
Covered call options                                                               X               X               X
Indexed derivative securities                                                      X               X               X
Futures and Options
Currency contracts

Each of these policies and risks is explained in the Investment Risks section to this Prospectus.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] DETAILS ABOUT THE PROGRAM

INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in the Portfolios. As with any mutual fund, there can be no guarantee that any Portfolio will meet its goals or that any Portfolio's performance will be positive for any period of time.

Stock Market and Selection Risk -- Stock market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Portfolio management selects will underperform the stock market or other portfolios with similar investment objectives and investment strategies.

Interest Rate Risk -- Interest rate risk is the risk that prices of securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

Foreign Market Risk -- Since the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios may invest in foreign securities, they offer the potential for more diversification than an investment only in the United States. This is because stocks traded on foreign markets have often (though not always) performed differently than stocks in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Portfolios will lose money. In particular, the Portfolios are subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may make it difficult for the Portfolios to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk -- The economics of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Portfolios' ability to purchase or sell foreign securities or transfer the Portfolios' assets or income back into the United States, or otherwise adversely affect the Portfolios' operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

Currency Risk -- Securities in which the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios invest may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Portfolios'. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Small Cap and Emerging Growth Securities -- The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios' foreign equity investment risks are often heightened by investments in small capital markets. Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Portfolios' investment in small cap or emerging growth companies may lose substantial value.

Small cap or emerging growth securities generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in small caps and emerging growth securities requires a long term view.

European Economic and Monetary Union ("EMU") -- A number of European countries entered into EMU in an effort to reduce trade barriers between themselves and eliminate currency fluctuations in their countries.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] DETAILS ABOUT THE PROGRAM

EMU establishes a single common European currency (the "euro"), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Upon the introduction of the euro, certain securities (beginning with government and corporate bonds) are being redenominated in the euro and will trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Portfolios invest, the Portfolios could be adversely affected:
    . If the transition to the euro
      does not proceed as planned.
    . If a participating country
      withdraws from EMU.
    . If computing, accounting, and
      trading systems do not properly
      recognize the euro as a distinct
      currency.

Debt Securities -- The Quality Bond and U.S. Government Securities Portfolios will invest in debt securities. The Global Opportunity Portfolio may also invest a significant portion of its total assets in debt securities. The Growth Opportunity Portfolio may invest up to 5% of its total assets in debt securities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Credit Risk -- The Portfolios which may invest in debt securities may also face credit risk. Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Since the Quality Bond Portfolio will invest primarily in debt securities rated in the top three rating categories of nationally recognized rating agencies, credit risk will be lower than that of the other Portfolios, which may invest in debt.

Convertibles -- The Fundamental Value, Quality Bond and Growth Opportunity Portfolios may invest in convertible securities. Convertibles are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

value of the underlying common stock. The market value of a convertible perform like regular debt securities, that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the value of the underlying common stock.

Conversion and Call Risk -- For some convertibles, the issuer can choose when to convert to common stock, or can "call" (redeem) the convertible security. An issuer may convert or call a convertible when it is disadvantageous for the Portfolio, causing the Portfolio to lose an opportunity for gain. For other convertibles, the Portfolio can choose when to convert the security to common stock or put (sell) the convertible back to the issuer. Some convertibles may convert only under certain circumstances and carry the additional risk that conversion may never occur. Others may convert into a cash payment, which is generally based on underlying stock's value.

Synthetics -- The Portfolios that can invest in convertibles may combine fixed income securities (fixed income component) with a right to acquire equities (convertibility component) to create synthetic convertible securities. Synthetic convertible securities provide the flexibility to create an investment that is not available in the market directly. The separate components of synthetic convertibles trade separately; each has its own trading market and value. The value of the synthetic convertible is the sum of the value of the fixed income and convertibility components. However, because its components trade separately, often in different markets, the value of a synthetic convertible may respond differently to market movements and other events than a traditional convertible. The convertibility component in a synthetic convertible may be a warrant or option to purchase common stock at a set price (exercise price), or an option on a stock index. If the price of the underlying common stock falls below the exercise price, the warrant or option may lose all value.

Junk Bonds -- The Global Opportunity Portfolio has established no rating crite-ria for the fixed income securities in which it may invest and the Growth Op-portunity Portfolio may invest up to 5% of its total assets in securities rated below investment grade. Lower rated securities are commonly referred to as "junk bonds." Junk bonds are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that the Portfolio management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment trade bonds, they are high risk investments that may cause income and principal losses for the Port-

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] DETAILS ABOUT THE PROGRAM

folio. Junk bonds generally are less liquid and experience more price volatil-ity than higher rated debt securities. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds may be subject to greater call and redemption risk than higher rated debt securi-ties.

Mortgage backed securities -- The U.S. Government Securities and Global Opportunity Portfolios may invest in GNMA Certificates and other mortgage backed government securities. Mortgage backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage backed securities will be paid off more quickly than originally anticipated and the Portfolio has to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk". When interest rates rise, certain types of mortgage backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as extension risk.

Because of prepayment risk and extension risk mortgage backed securities react differently to changes in interest rates than other fixed income secu- rities. Small movements in interest rates (both increase and decrease) may quickly and significantly reduce the value of certain mortgage backed securities.

Most mortgage backed securities are issued by Federal government agencies, such as the Government National Mortgage Association (Ginnie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) on Federal National Mortgage Association (Fannie Mae). Principal and interest payments on mortgage backed securities issued by the Federal government agencies are guaranteed by either Federal government or the government agency. Such securities have very little credit risk. Mortgage backed securities that are issued by private corporations rather than Federal agencies have credit risk as well as prepayment risk and extension risk.

Mortgage backed securities may be either pass through securities or collateralized mortgage obligations (CMOs). Pass through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders (less servicing costs). CMOs are created by dividing the principal and interest payments collected

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only
(POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. If the Portfolio invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Portfolio management, it is possible that the Portfolio could lose all or substantially all of its investment.

Concentration Risk -- The Growth Opportunity Portfolio is a non-diversified portfolio. By concentrating in a smaller number of investments, the Portfolio's risk is increased because each investment has a greater effect on the Portfolio's performance.

Risks associated with certain types of obligations in which all of the Portfolios may invest include:

Derivatives -- Each Portfolio may use derivative instruments including futures, forwards, options, indexed securities and inverse securities. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gold), or an index such as the Standard & Poor's Composite 500 Index. Derivatives allow the Portfolios to increase or decrease their risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, including:

    Credit risk -- the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

    Currency risk -- the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

    Leverage risk -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.


                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] DETAILS ABOUT THE PROGRAM

    Liquidity Risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

The Portfolios may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which a Portfolio uses a derivative to offset the risk that other Portfolio holdings may decrease in value. While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by Portfolio management or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Portfolio, in which case any losses on the holdings being hedged may not be reduced. There can be no assurance that the Portfolio's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A Portfolio is not required to use hedging and may choose not to do so.

When Issued Securities, Delayed Delivery Securities and Forward Commitments --
 Each Portfolio may invest in when-issued securities, delayed delivery securities and forward commitments. When issued and delayed delivery securities and forward commitments involve the risk that the security a Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a Portfolio both loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price.

Indexed and Inverse Floating Rate Securities -- Each Portfolio may invest in securities whose potential returns are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. The Portfolios may also invest in securities whose return is inversely related to changes in an interest rate (inverse floaters). In general, income on inverse floaters will decrease when interest rates increase and increase when interest rates decrease. Investments in inverse floaters may subject the Portfolios to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed securities and inverse floaters may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Portfolios' investment. Indexed securities and inverse floaters are derivative securities and can be considered speculative. Indexed and inverse securities involve credit risk and certain indexed and inverse securities may involve currency risk, leverage risk and liquidity risk.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

Illiquid Securities -- Each Portfolio may invest up to 15% of its assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If a Portfolio buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.

Restricted Securities -- Each Portfolio may invest in restricted securities. Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that a Portfolio buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. A Portfolio may be unable to sell them on short notice or may be able to sell them only at a price below current value. A Portfolio may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if Portfolio management receives material adverse nonpublic information about the issuer, the Portfolio will not be able to sell the security.

Rule 144A Securities -- Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending -- Each Portfolio may lend securities with a value not exceeding 33 1/3% of its total assets to financial institutions which provide government securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolios may lose money and there may be a delay in recovering the loaned securities. The Portfolios could also lose money if they do not recover the securities and the value of the collateral falls. These events could trigger adverse tax consequences to the Portfolios.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you would like further information about the Program, including how it invests, please see the Statement of Additional Information.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] YOUR ACCOUNT

MERRILL LYNCH SELECT PRICINGSM SYSTEM
--------------------------------------------------------------------------------

The Program offers five Portfolios. Each Portfolio is a separate series of the Program issuing four share classes, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. When you choose your Portfolio and your class of shares you should consider the size of your investment and how long you plan to hold your shares. Your Merrill Lynch Financial Consultant can help you determine which Portfolio and share class are best suited to your personal financial goals.

For example, if you select Class A or D shares, you generally pay a sales charge at the time of purchase. If you buy Class D shares, you also pay an ongoing account maintenance fee of 0.25%. You may be eligible for a sales charge waiver.

If you select Class B or C shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% for Class B and Class C shares of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios and 0.50% for Class B shares and 0.55% for Class C shares of the Quality Bond and U.S. Government Securities Portfolios and an account maintenance fee of 0.25% for each of the Portfolios. Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. In addition, you may be subject to a deferred sales charge when you sell Class B or C shares.

The Program's shares are distributed by Merrill Lynch Funds Distributor, a division of Princeton Funds Distributor, Inc., an affiliate of Merrill Lynch.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

The table below summarizes key features of the Merrill Lynch Select PricingSM System for the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios.

                           Class A             Class B             Class C             Class D
----------------------------------------------------------------------------------------------------------
  Availability             Limited to certain  Generally available Generally available Generally available
                           investors           through Merrill     through Merrill     through Merrill
                           including:          Lynch. Limited      Lynch. Limited      Lynch. Limited
                           .Current Class A    availability        availability        availability
                           shareholders        through other       through other       through other
                           .Certain Retirement securities dealers. securities dealers. securities dealers.
                           Plans
                           .Participants in
                           certain Merrill
                           Lynch
                           sponsored programs
                           .Certain affiliates
                           of
                           Merrill Lynch.
----------------------------------------------------------------------------------------------------------
  Initial Sales Charge?    Yes. Payable at     No. Entire purchase No. Entire purchase Yes. Payable at
                           time of purchase.   price is invested   price is invested   time of purchase.
                           Lower sales charges in shares of the    in shares of the    Lower sales charges
                           available for       Fund.               Fund.               available for
                           larger investments.                                         larger investments.
----------------------------------------------------------------------------------------------------------
  Deferred Sales Charge?   No. (May be charged Yes. Payable if you Yes. Payable if you No. (May be charged
                           for purchases over  redeem within four  redeem within one   for purchases over
                           $1 million that are years of purchase.  year of purchase.   $1 million that are
                           redeemed within                                             redeemed within
                           one year.)                                                  one year.)
----------------------------------------------------------------------------------------------------------
  Account Maintenance and  No.                 0.25% Account       0.25% Account       0.25% Account
  Distribution Fees?                           Maintenance Fee     Maintenance Fee     Maintenance Fee No
                                               0.75% Distribution  0.75% Distribution  Distribution Fee.
                                               Fee.                Fee.
----------------------------------------------------------------------------------------------------------
  Conversion to Class D    No.                 Yes, automatically  No.                 No.
  shares?                                      after approximately
                                               eight years.
----------------------------------------------------------------------------------------------------------

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] YOUR ACCOUNT

The table below summarizes key features of the Merrill Lynch Select PricingSM System for Quality Bond and U.S. Government Securities Portfolios.

                           Class A             Class B             Class C             Class D
----------------------------------------------------------------------------------------------------------
  Availability             Limited to certain  Generally available Generally available Generally available
                           investors           through Merrill     through Merrill     through Merrill
                           including:          Lynch. Limited      Lynch. Limited      Lynch. Limited
                           .Current Class A    availability        availability        availability
                           shareholders        through other       through other       through other
                           .Certain Retirement securities dealers. securities dealers. securities dealers.
                           Plans
                           .Participants in
                           certain Merrill
                           Lynch
                           sponsored programs
                           .Certain affiliates
                           of
                           Merrill Lynch.
----------------------------------------------------------------------------------------------------------
  Initial Sales Charge?    Yes. Payable at     No. Entire purchase No. Entire purchase Yes. Payable at
                           time of purchase.   price is invested   price is invested   time of purchase.
                           Lower sales charges in shares of the    in shares of the    Lower sales charges
                           available for       Fund.               Fund.               available for
                           larger investments.                                         larger investments.
----------------------------------------------------------------------------------------------------------
  Deferred Sales Charge?   No. (May be charged Yes. Payable if you Yes. Payable if you No. (May be charged
                           for purchases over  redeem within four  redeem within one   for purchases over
                           $1 million that are years of purchase.  year of purchase.   $1 million that are
                           redeemed within                                             redeemed within
                           one year.)                                                  one year.)
----------------------------------------------------------------------------------------------------------
  Account Maintenance and  No.                 0.25% Account       0.25% Account       0.25% Account
  Distribution Fees?                           Maintenance Fee     Maintenance Fee     Maintenance Fee
                                               0.50% Distribution  0.55% Distribution  No Distribution
                                               Fee.                Fee.                Fee.
----------------------------------------------------------------------------------------------------------
  Conversion to Class D    No.                 Yes, automatically  No.                 No.
  shares?                                      after approximately
                                               ten years.
----------------------------------------------------------------------------------------------------------

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

Class A and Class D Shares -- Initial Sales Charge Options
If you select Class A or Class D shares, you will pay a sales charge at the time of purchase.

                     Fundamental Value, Global Opportunity and Growth
                                  Opportunity Portfolios
                    --------------------------------------------------
                                                        Dealer
                                                     Compensation
                      As a % of       As a % of       as a % of
 Your Investment    Offering Price Your Investment* Offering Price
----------------------------------------------------------------------
 Less than
 $25,000                5.25%           5.54%           5.00%
----------------------------------------------------------------------
 $25,000 but less
 than $50,000           4.75%           4.99%           4.50%
----------------------------------------------------------------------
 $50,000 but less
 than $100,000          4.00%           4.17%           3.75%
----------------------------------------------------------------------
 $100,000 but
 less than
 $250,000               3.00%           3.09%           2.75%
----------------------------------------------------------------------
 $250,000 but
 less than
 $1,000,000             2.00%           2.04%           1.80%
----------------------------------------------------------------------
 $1,000,000 and
 over**                 0.00%           0.00%           0.00%
----------------------------------------------------------------------

                     Quality Bond and U.S. Government Portfolios
                    ----------------------------------------------
                                                        Dealer
                                                     Compensation
                      As a % of       As a % of       as a % of
 Your Investment    Offering Price Your Investment* Offering Price
------------------------------------------------------------------
 Less than
 $25,000                4.00%           4.17%           3.75%
------------------------------------------------------------------
 $25,000 but less
 than $50,000           3.75%           3.90%           3.50%
------------------------------------------------------------------
 $50,000 but less
 than $100,000          3.25%           3.36%           3.00%
------------------------------------------------------------------
 $100,000 but
 less than
 $250,000               2.50%           2.56%           2.25%
------------------------------------------------------------------
 $250,000 but
 less than
 $1,000,000             1.50%           1.52%           1.25%
------------------------------------------------------------------
 $1,000,000 and
 over**                 0.00%           0.00%           0.00%
------------------------------------------------------------------

 * Rounded to the nearest one-hundredth percent.
** If you invest $1,000,000 or more in Class A or Class D shares, you may not pay an initial sales charge. However, if you redeem your shares within one year after purchase, you may be charged a deferred sales charge. This charge is 1% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. A sales charge of 0.75% will be charged on purchases of $1,000,000 or more of Class A or Class D shares by certain employer sponsored retirement or savings plans.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

No initial sales charge applies to Class A or Class D shares that you buy through reinvestment of dividends.

A reduced or waived sales charge on a purchase of Class A or Class D shares may apply for:
    . Purchases under a Right of
      Accumulation or Letter of Intent.
    . TMA SM Managed Trusts.
    . Certain Merrill Lynch investment
      or central asset accounts.
    . Certain employer-sponsored
      retirement or savings plans.
    . Purchases using proceeds from the
      sale of certain Merrill Lynch
      closed-end funds under certain
      circumstances.
    . Certain investors, including
      directors of Merrill Lynch mutual
      funds and Merrill Lynch
      employees.

Only certain investors are eligible to buy Class A shares. Your Merrill Lynch Financial Consultant can help you determine whether you are eligible to buy Class A shares or to participate in any of these programs.

If you decide to buy shares under the initial sales charge alternative and you are eligible to buy both Class A and Class D shares, you should buy Class A since Class D shares are subject to a 0.25% account maintenance fee, while Class A shares are not.

If you redeem Class A or Class D shares and within 30 days buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your Merrill Lynch Financial Consultant or the Program's Transfer Agent at 1-800-MER-FUND.

Class B and Class C Shares -- Deferred Sales Charge Options
If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within four years after purchase, or your Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribu-tion fees of 0.75% for Class B and Class C shares of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios and distribution fees of 0.50% for Class B shares and 0.55% for Class C shares of the Quality Bond and U.S. Government Securities Portfolios and account

[GRAPHIC APPEARS HERE] YOUR ACCOUNT

Right of Accumulation -- per-mits you to pay the sales charge that would apply to the cost or value (which-ever is higher) of all shares you own in the Merrill Lynch mutual funds that offer Select Pricing options.

Letter of Intent -- permits you to pay the sales charge that would be applicable if you add up all shares of Merrill Lynch Select Pricing System funds that you agree to buy within a 13 month period. Certain restrictions apply.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

maintenance fees of 0.25% for each of the Portfolios each year under distribution plans that the Program has adopted under Rule 12b-1. Because these fees are paid out of each Portfolio's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than pay-ing an initial sales charge. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the Merrill Lynch Financial Consultant or other securities dealer who assists you in purchasing Program shares.

Class B Shares
If you redeem Class B shares within four years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

       Years Since Purchase   Sales Charge*
     --------------------------------------
      0-1                         4.00%
     --------------------------------------
      1-2                         3.00%
     --------------------------------------
      2-3                         2.00%
     --------------------------------------
      3-4                         1.00%
     --------------------------------------
      4 and thereafter            0.00%
     --------------------------------------

 * The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends or distributions are not subject to a deferred sales charge. Not all Merrill Lynch funds have identical deferred sales charge schedules. If you exchange your shares for shares of another fund or Portfolio, the higher charge will apply.

The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:
    . Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.
    . Redemption by certain eligible 401(a) and 401(k) plans, certain related accounts and certain retirement plan rollovers.
    . Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year of death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held.
    . Withdrawal through the Merrill Lynch Systematic Redemption Plan or
      Systematic Redemption Program.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] YOUR ACCOUNT

Your Class B shares convert automatically into Class D shares approximately eight years after purchase for the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios and approximately ten years after purchase for the Quality Bond and U.S. Government Securities Portfolios. Any Class B shares received through reinvestment of dividends and distributions paid on converting shares will also convert at that time. Class D shares are subject to lower annual expenses than Class B shares. The conversion of Class B to Class D shares is not a taxable event for Federal income tax purposes.

Different conversion schedules apply to Class B shares of different Merrill Lynch mutual funds. For example, Class B shares of a fixed-income fund convert approximately ten years after purchase compared to approximately eight years for equity funds. If you acquire your Class B shares in an exchange from another fund with a shorter conversion schedule, the Portfolio's conversion schedule will apply. If you exchange your Class B shares in the Portfolio for Class B shares of a fund with a longer conversion schedule, the other fund's conversion schedule will apply. The length of time that you hold both the original and exchanged Class B shares in both the Portfolio and the other fund will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

Class C Shares
If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Portfolio dividends. The deferred sales charge relating to Class C shares may be reduced or waived in connection with involuntary termination of an account in which Portfolio shares are held and withdrawals through the Systematic Redemption Plan or Systematic Redemption Program. Class C shares do not offer a conversion privilege.

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
--------------------------------------------------------------------------------

The chart below summarizes how to buy, sell, transfer and exchange shares through Merrill Lynch or other securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-800-MER-FUND. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Consultant may help you with this decision.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

                                            Information Important for You to
 If You Want To   Your Choices              Know
-------------------------------------------------------------------------------
 Buy Shares       First, determine your     The Program offers shares of each
                  eligibility               Portfolio solely to holders of IRAs
                                            for which Merrill Lynch acts as
                                            custodian, including:
                                            .individual retirement rollover
                                            accounts
                                            .ROTH IRAs
                                            .SEP-IRAs
                                            .SRA-IRAs
                                            .CBA(R) and CMA(R) Sub Accounts
                                            .Subaccounts for UGMA/UTMA
           --------------------------------------------------------------------
                  Next, select the          Refer to the Merrill Lynch Select
                  Portfolio and share class Pricing tables on pages 47 and 48.
                  appropriate for you       Be sure to read this prospectus
                                            carefully.
           --------------------------------------------------------------------
                  Determine the amount of   The minimum initial investment for
                  your investment           each Portfolio is $100.
                                            (The minimums for initial
                                            investments may be waived under
                                            certain circumstances.)
           --------------------------------------------------------------------
                  Have your Merrill Lynch   The price of your shares is based
                  Financial Consultant or   on the next calculation of net
                  securities dealer submit  asset value after your order is
                  your purchase order       placed. Any purchase orders placed
                                            within fifteen minutes after the
                                            close of business on the New York
                                            Stock Exchange will be priced at
                                            the net asset value determined that
                                            day.

                                            Purchase orders placed after that
                                            time will be priced at the net
                                            asset value determined on the next
                                            business day. The Program may
                                            reject any order to buy shares and
                                            may suspend the sale of shares at
                                            any time. Merrill Lynch may charge
                                            a processing fee to confirm a
                                            purchase. This fee is currently
                                            $5.35.
           --------------------------------------------------------------------
                  Or contact the Transfer   You can purchase shares by calling
                  Agent                     the Transfer Agent to request an
                                            application and mailing a purchase
                                            order directly to the Transfer
                                            Agent at the address on the inside
                                            back cover of this Prospectus.
-------------------------------------------------------------------------------
 Add to Your      Purchase additional       The minimum investment for
 Investment       shares                    additional purchases is $1.
                                            (The minimums for additional
                                            purchases may be waived under
                                            certain circumstances.)
           --------------------------------------------------------------------
                  Acquire additional shares All ordinary income and capital
                  through the automatic     gains dividends are automatically
                  dividend reinvestment     reinvested without a sales charge.
                  plan
           --------------------------------------------------------------------
                  Participate in the        You may invest a specific amount on
                  automatic investment plan a periodic basis through certain
                                            Merrill Lynch investment or central
                                            asset accounts.

--------------------------------------------------------------------------------

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] YOUR ACCOUNT

                                            Information Important for You to
 If You Want To   Your Choices              Know
-------------------------------------------------------------------------------
 Transfer Shares  Transfer to another       You may transfer your Portfolio
                  Merrill Lynch-custodied   shares only to another Merrill
                  account                   Lynch-custodied IRA or a CBA(R)
                                            account or CMA(R) SubAccount.
                                            Otherwise, if you wish to transfer
                                            your shares to another securities
                                            dealer, you must redeem your shares
                                            (paying any applicable CDSC) to
                                            have cash proceeds transferred to
                                            another securities dealer. All
                                            future trading of these assets must
                                            be coordinated by the receiving
                                            firm.
-------------------------------------------------------------------------------
 Sell Your        Have your Merrill Lynch   The price of your shares is based
 Shares           Financial Consultant      on the next calculation of net
                  submit your sales order   asset value after your order is
                                            placed. For your redemption request
                                            to be priced at the net asset value
                                            on the day of your request, you
                                            must submit your request to your
                                            dealer within fifteen minutes after
                                            that day's close of business on the
                                            New York Stock Exchange (generally
                                            4:00 p.m. Eastern time). Any
                                            redemption request placed after
                                            that time will be priced at the net
                                            asset value at the close of
                                            business on the next business day.
                                            Dealers must submit redemption
                                            requests to the Fund not more than
                                            thirty minutes after the close of
                                            business on the New York Stock
                                            Exchange on the day the request was
                                            received.

                                            Merrill Lynch may charge a fee to
                                            process a redemption of shares.
                                            Merrill Lynch currently charges a
                                            fee of $5.35. Redemption requests
                                            should not be sent to the Program
                                            or to the Transfer Agent. In the
                                            case of an IRA account, the request
                                            must bear the signature of the
                                            person or persons for whose benefit
                                            the IRA is maintained; and in the
                                            case of a CBA(R) Account or CMA(R)
                                            SubAccount, the request must bear
                                            the signature of the individual
                                            named as custodian for the account.
                                            You should be aware, however, that
                                            redemption of shares of a Portfolio
                                            and reinvestment of the proceeds in
                                            shares of another fund advised by
                                            the Investment Adviser or an
                                            affiliate may subject the
                                            investor's IRA to an annual IRA
                                            account fee or the investor's
                                            CBA(R) or CMA SubAccount SM account
                                            to the annual CBA(R) or CMA
                                            SubAccount SM fee, as the case may
                                            be. For information about the
                                            current IRA fees charged by Merrill
                                            Lynch, consult the applicable
                                            Merrill Lynch IRA disclosure
                                            schedule. For information about the
                                            current CBA(R) fees charged by
                                            Merrill Lynch, consult the Capital
                                            Builder(TM) Account Program
                                            description. For information about
                                            the current CMA SubAccount SM fees
                                            charged by Merrill Lynch, consult
                                            the Cash Management Account(R)
                                            Program description.

                                            The Program may reject an order to
                                            sell shares under certain
                                            circumstances.

--------------------------------------------------------------------------------

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

                                            Information Important for You to
 If You Want To   Your Choices              Know
-------------------------------------------------------------------------------
 Sell Shares      Participate in the        If you are 59 1/2 or older and your
 Systematically   Program's Systematic      shares are held in a non-Roth IRA
                  Redemption Plan or        account, or have been held in a
                  Systematic Redemption     Roth IRA account for more than five
                  Program                   years, you can choose to receive
                                            systematic payments from your
                                            account either by check or through
                                            direct deposit to your bank account
                                            on a monthly or quarterly basis
                                            through the Systematic Redemption
                                            Plan. If you have a Merrill Lynch
                                            CBA(R) Account or CMA(R)
                                            SubAccount, you can arrange for
                                            systematic redemptions of a fixed
                                            dollar amount on a monthly, bi-
                                            monthly, quarterly, semi-annual or
                                            annual basis through the Systematic
                                            Redemption Program, subject to
                                            certain conditions. The deferred
                                            sales charge is waived for
                                            systematic redemptions. Ask your
                                            Merrill Lynch Financial Consultant
                                            for details.
-------------------------------------------------------------------------------
 Exchange Your    Select the fund or        You can exchange your shares of any
 Shares           Portfolio into which you  Portfolio for shares of each of the want to exchange. Be sure other Portfolios and many other
                  to read that fund's       Merrill Lynch mutual funds. If,
                  prospectus                however, you exchange your shares
                                            for shares of another Merrill Lynch
                                            mutual fund, Merrill Lynch will
                                            reinstate the IRA, CBA(R) or CMA(R)
                                            SubAccount annual account fee, as
                                            the case may be. You must have held
                                            the shares used in the exchange for
                                            at least 15 calendar days before
                                            you can exchange to another fund.

                                            Each class of Portfolio shares is
                                            generally exchangeable for shares
                                            of the same class of another fund.
                                            If you own Class A shares and wish
                                            to exchange into a fund in which
                                            you have no Class A shares, you
                                            will exchange into Class D shares.

                                            Some of the Merrill Lynch mutual
                                            funds impose a different initial or
                                            deferred sales charge schedule. If
                                            you exchange Class A or D shares
                                            for shares of a fund with a higher
                                            initial sales charge than you
                                            originally paid, you will be
                                            charged the difference at the time
                                            of exchange. If you exchange Class
                                            B shares for shares of a fund with
                                            a different deferred sales charge
                                            schedule, the higher schedule will
                                            apply. The time you hold Class B or
                                            C shares in both funds will count
                                            when determining your holding
                                            period for calculating a deferred
                                            sales charge at redemption. If you
                                            exchange Class A or D shares for
                                            money market fund shares, you will
                                            receive Class A shares of Summit
                                            Cash Reserves Fund. Class B or C
                                            shares of the Fund will be
                                            exchanged for Class B shares of
                                            Summit.

                                            Although there is currently no
                                            limit on the number of exchanges
                                            that you can make, the exchange
                                            privilege may be modified or
                                            terminated at any time in the
                                            future.

--------------------------------------------------------------------------------

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. A Portfolio calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, fifteen minutes after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining your price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Portfolio may trade on weekends or other days when the Portfolio does not price its shares. As a result, the Portfolio's net asset value may change on days when you will not be able to purchase or redeem the Portfolio's shares.

Generally, Class A shares will have the highest net asset value because that class has the lowest expenses, and Class D shares will have a higher net asset value than Class B or Class C shares. Also dividends paid on Class A and Class D shares will generally be higher than dividends paid on Class B and Class C shares because Class A and Class D shares have lower expenses.

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios will distribute any net investment income annually and any net realized long and/or short term capital gains at least annually. The Quality Bond and U.S. Government Securities Portfolios will distribute any net investment income monthly. Each Portfolio may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. If your account is with Merrill Lynch and you would like to receive dividends in cash, contact your Merrill Lynch Financial Consultant. If your account is with the Transfer Agent and you would like to receive dividends in cash, contact the Transfer Agent.

Because of special tax rules applicable to IRAs, you will not be currently taxed on dividends paid by the Program to your account. In general, you will be taxed only when you receive a dividend from the account. If your shares are held in a Roth IRA, you generally will not be taxed on receipt of dividends from the account. Substantial penalties (for Roth IRAs and other IRAs) and ordinary income tax (generally, on the whole distribution, for

[GRAPHIC APPEARS HERE] YOUR ACCOUNT

Net Asset Value -- the market value of each Portfolio's total assets after deducting liabilities, divided by the number of shares outstanding.



Dividends -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Portfolio shares as they are paid.


                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

IRAs other than Roth IRA accounts and on the portion representing accumulated earnings on contributions, for Roth IRA accounts) will be imposed if amounts are withdrawn from the account prior to age 59 1/2, unless certain exceptions apply. Provided the proceeds stay in your IRA, you will not be taxed on redemption or exchange of Fund shares. You should consult your tax advisor about the tax implications of investing in different types of accounts and about the tax impact of making withdrawals from the account.

Different tax consequences apply for investments outside of an IRA or if an IRA in which amounts are invested becomes ineligible for the special tax treatment discussed above.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] MANAGEMENT OF THE PROGRAM

MERRILL LYNCH ASSET MANAGEMENT
--------------------------------------------------------------------------------

Merrill Lynch Asset Management, the Program's Investment Adviser, manages the Program's investments and its business operations under the overall supervision of the Program's Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Program. The Investment Adviser has a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited, an affiliate, under which the Investment Adviser may pay a fee for services it receives. Each Portfolio pays the Investment Adviser a fee at the annual rate of 0.65% of the average daily net assets of the Fundamental Value Portfolio, 0.50% of the average daily net assets of the Quality Bond Portfolio, 0.50% of the average daily net assets of the U.S. Government Securities Portfolio, 0.75% of the average daily net assets of the Global Opportunity Portfolio and 0.65% of the average daily net assets of the Growth Opportunity Portfolio. For the fiscal year ended January 31, 1999 each Portfolio paid the Investment Adviser a management fee of $606,626 (based on average daily net assets of approximately $93.6 million) for the Fundamental Value Portfolio, $68,809 (based on average daily net assets of approximately $13.8 million) for the Quality Bond Portfolio, $75,332 (based on average daily net assets of approximately $15.1 million) for the U.S. Government Securities Portfolio, $482,964 (based on average daily net assets of approximately $64.6 million) for the Global Opportunity Portfolio and $475,238 (based on average daily net assets of approximately $73.3 million) for the Growth Opportunity Portfolio.

Merrill Lynch Asset Management is part of the Asset Management Group, which had approximately $507 billion in investment company and other portfolio assets under management as of February 1999. This amount includes assets managed for Merrill Lynch affiliates.

A Note About Year 2000
Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Program could be adversely affected if the computer systems used by the Program's management or other Program service providers do not properly address this problem before January 1, 2000. The Program's management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Program's other service providers have told the Pro- gram's management that they also expect to resolve the Year 2000 Problem, and the Program's management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Program could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers of securities in which the Program invests, and this could hurt the Program's investment returns.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand each Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with each Portfolio's financial statements, are included in the Program's annual report to shareholders, which is available upon request.

                                                            Fundamental Value Portfolio*
                    --------------------------------------------------------------------------------------------------------------
                                                    Class A                                    Class B
                    ------------------------------------------------------- ------------------------------------------------------
                                 For the Year           For the Period            For the Year            For the Period
 Increase                       Ended January 31,      February 1, 1995+        Ended January 31,        February 1, 1995+
 (Decrease) in               ---------------------       to January 31,       ------------------------    to January 31,
 Net Asset Value:             1999    1998    1997          1996               1999    1998      1997           1996
----------------------------------------------------------------------------------------------------------------------------------
 Per Share
 Operating Performance:
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of period                $13.58   $11.67        $10.00                     $ 13.39   $ 11.55        $ 10.00
----------------------------------------------------------------------------------------------------------------------------------
 Investment
 income (loss) -- net                  .07     (.01)          .25                        (.09)     (.15)          (.07)
----------------------------------------------------------------------------------------------------------------------------------
 Realized and
 unrealized gain
 on investments -- net                2.22    2.70          1.76                         2.19      2.65           1.96
----------------------------------------------------------------------------------------------------------------------------------
 Total from
 investment operations                2.29    2.69          2.01                         2.10      2.50           1.89
----------------------------------------------------------------------------------------------------------------------------------
 Less
 distributions:
 Realized gain on
 investments --net                   (1.89)   (.78)         (.20)                       (1.74)     (.66)          (.20)
 In excess of
 realized gain on
 investments --net                      --      --          (.11)                          --        --           (.11)
 Return of capital -- net               --      --          (.03)                          --        --           (.03)
----------------------------------------------------------------------------------------------------------------------------------
 Total distributions                 (1.89)   (.78)         (.34)                       (1.74)     (.66)          (.34)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 end of period                      $13.98  $13.58        $11.67                      $ 13.75   $ 13.39        $ 11.55
----------------------------------------------------------------------------------------------------------------------------------
 Total Investment Return:**
----------------------------------------------------------------------------------------------------------------------------------
 Based on net
 asset value per share               17.12%  23.20%        20.10%#                      15.91%    21.79%         18.89%#
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to
 Average Net Assets:
----------------------------------------------------------------------------------------------------------------------------------
 Expenses, net of
 reimbursement                    %   1.63%   2.03%         1.54%                   %    2.72%     3.11%          3.29%
----------------------------------------------------------------------------------------------------------------------------------
 Expenses                             1.63%   2.03%         2.00%                        2.72%     3.11%          3.39%
----------------------------------------------------------------------------------------------------------------------------------
 Investment
 income (loss) -- net                  .48%   (.07)%        1.99%                        (.60)%   (1.15)%         (.61)%
----------------------------------------------------------------------------------------------------------------------------------
 Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end
 of period (in thousands)           $  317  $  209          $121                      $48,073   $34,828        $20,989
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                  68.75%  80.60%        51.37%                       68.75%    80.60%         51.37%
----------------------------------------------------------------------------------------------------------------------------------

 * Based on average shares outstanding.
** Total investment returns exclude the effects of sales loads.
 + Commencement of operations.
 # Aggregate total investment return.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] Management of the Program

--------------------------------------------------------------------------------



                                                            Fundamental Value Portfolio*
                    --------------------------------------------------------------------------------------------------------------
                                                    Class C                                    Class D
                    ------------------------------------------------------- ------------------------------------------------------
                                 For the Year           For the Period            For the Year            For the Period
 Increase                       Ended January 31,      February 1, 1995+        Ended January 31,        February 1, 1995+
 (Decrease) in               ---------------------       to January 31,       ------------------------    to January 31,
 Net Asset Value:             1999    1998    1997          1996               1999    1998      1997           1996
----------------------------------------------------------------------------------------------------------------------------------
 Per Share
 Operating Performance:
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of period                $13.39   $11.55        $10.00                     $ 13.54   $ 11.65        $ 10.00
----------------------------------------------------------------------------------------------------------------------------------
 Investment
 income (loss) -- net                 (.09)    (.15)         (.09)                        .03      (.04)           .03
----------------------------------------------------------------------------------------------------------------------------------
 Realized and
 unrealized gain
 on investments -- net                2.19    2.66          1.98                         2.22      2.68           1.96
----------------------------------------------------------------------------------------------------------------------------------
 Total from
 investment operations                2.10    2.51          1.89                         2.25      2.64           1.99
----------------------------------------------------------------------------------------------------------------------------------
 Less
 distributions:
 Realized gain on
 investments --net                   (1.74)   (.67)         (.20)                       (1.85)     (.75)          (.20)
 In excess of
 realized gain on
 investments --net                      --      --          (.11)                          --        --           (.11)
 Return of capital -- net               --      --          (.03)                          --        --           (.03)
----------------------------------------------------------------------------------------------------------------------------------
 Total distributions                 (1.74)   (.67)         (.34)                       (1.85)     (.75)          (.34)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 end of period                      $13.75  $13.39        $11.55                      $ 13.94   $ 13.54        $ 11.65
----------------------------------------------------------------------------------------------------------------------------------
 Total Investment Return:**
----------------------------------------------------------------------------------------------------------------------------------
 Based on net
 asset value per share               15.93%  21.82%        18.89%#                      16.89%    22.82%         19.90%#
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to
 Average Net Assets:
----------------------------------------------------------------------------------------------------------------------------------
 Expenses, net of
 reimbursement                    %   2.75%   3.15%         3.38%                   %    1.89%     2.27%          2.45%
----------------------------------------------------------------------------------------------------------------------------------
 Expenses                             2.75%   3.15%         3.46%                        1.89%     2.27%          2.56%
----------------------------------------------------------------------------------------------------------------------------------
 Investment
 income (loss) -- net                 (.63)% (1.19)%        (.75)%                        .23%     (.31)%          .24%
----------------------------------------------------------------------------------------------------------------------------------
 Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end
 of period (in thousands)           $22,896 $15,022         $7,990                    $ 5,314   $ 4,180        $ 2,471
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                  68.75%  80.60%        51.37%                       68.75%    80.60%         51.37%
----------------------------------------------------------------------------------------------------------------------------------

 * Based on average shares outstanding.
** Total investment returns exclude the effects of sales loads.
 + Commencement of operations.
 # Aggregate total investment return.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

--------------------------------------------------------------------------------



                                                              Quality Bond Portfolio
                    ------------------------------------------------------------------------------------------------------------
                                   Class A                                  Class B
                    ---------------------------------------- ---------------------------------------
                       For the Year         For the Period      For the Year        For the Period
 Increase            Ended January 31,     February 1, 1995+  Ended January 31,    February 1, 1995+
 (Decrease) in      ---------------------   to January 31,   --------------------   to January 31,
 Net Asset Value:   1999     1998    1997        1996        1999    1998    1997        1996
--------------------------------------------------------------------------------------------------------------------------------
 Per Share
 Operating
 Performance:
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of
 period                    $ 9.79  $10.27       $10.00             $ 9.79  $10.27       $10.00
--------------------------------------------------------------------------------------------------------------------------------
 Investment
 income -- net                .69     .68          .62                .60     .59          .54
--------------------------------------------------------------------------------------------------------------------------------
 Realized and
 unrealized gain
 (loss) on
 investments --
  net                         .31    (.44)         .27                .30    (.44)         .27
--------------------------------------------------------------------------------------------------------------------------------
 Total from
 investment
 operations                  1.00     .24          .89                .90     .15          .81
--------------------------------------------------------------------------------------------------------------------------------
 Less dividends
 and
 distributions:
 Investment
 income -- net               (.69)   (.68)        (.62)              (.60)   (.59)        (.54)
 Realized gain on
 investments --
  net                         --     (.04)         --                 --     (.04)         --
--------------------------------------------------------------------------------------------------------------------------------
 Total dividends
 and
 distributions               (.69)   (.72)        (.62)              (.60)   (.63)        (.54)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 end of period             $10.10  $ 9.79       $10.27             $10.09  $ 9.79       $10.27
--------------------------------------------------------------------------------------------------------------------------------
 Total Investment
 Return:*
--------------------------------------------------------------------------------------------------------------------------------
 Based on net
 asset value per
 share                      10.59%   2.51%        9.26%#             9.55%   1.62%        8.35%#
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to
 Average Net
 Assets:
--------------------------------------------------------------------------------------------------------------------------------
 Expenses, net of
 reimbursement           %    .00%    .00%         .00%               .75%    .78%         .79%
--------------------------------------------------------------------------------------------------------------------------------
 Expenses                    2.62%   3.23%        2.60%              3.51%   4.08%        3.31%
--------------------------------------------------------------------------------------------------------------------------------
 Investment
 income -- net               7.01%   6.85%        6.22%              6.14%   6.00%        5.52%
--------------------------------------------------------------------------------------------------------------------------------
 Supplemental
 Data:
--------------------------------------------------------------------------------------------------------------------------------
 Net assets, end
 of period (in
 thousands)                $1,214  $2,254       $2,196             $6,095  $4,824       $3,049
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio
 turnover                  114.61%  91.10%       86.68%            114.61%  91.10%       86.68%
--------------------------------------------------------------------------------------------------------------------------------

 * Total investment returns exclude the effects of sales loads.
 + Commencement of operations.
 # Aggregate total investment return.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] Management of the Program

--------------------------------------------------------------------------------



                                                              Quality Bond Portfolio
                    -------------------------------------------------------------------------------------------------------------
                                   Class C                                  Class D
                    ---------------------------------------- ----------------------------------------
                       For the Year         For the Period      For the Year         For the Period
 Increase            Ended January 31,     February 1, 1995+  Ended January 31,     February 1, 1995+
 (Decrease) in      ---------------------   to January 31,   ---------------------   to January 31,
 Net Asset Value:    1999    1998    1997        1996         1999    1998    1997        1996
---------------------------------------------------------------------------------------------------------------------------------
 Per Share
 Operating
 Performance:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of
 period                    $ 9.79  $10.27       $10.00              $ 9.79  $10.27       $10.00
---------------------------------------------------------------------------------------------------------------------------------
 Investment
 income -- net                .60     .58          .53                 .66     .65          .60
---------------------------------------------------------------------------------------------------------------------------------
 Realized and
 unrealized gain
 (loss) on
 investments --
  net                         .30    (.44)         .27                 .30    (.44)         .27
---------------------------------------------------------------------------------------------------------------------------------
 Total from
 investment
 operations                   .90     .14          .80                 .96     .21          .87
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends
 and
 distributions:
 Investment
 income -- net               (.60)   (.58)        (.53)               (.66)   (.65)        (.60)
 Realized gain on
 investments --
  net                         --     (.04)         --                  --     (.04)         --
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends
 and
 distributions               (.60)   (.62)        (.53)               (.66)   (.69)        (.60)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 end of period             $10.09  $ 9.79       $10.27              $10.09  $ 9.79       $10.27
---------------------------------------------------------------------------------------------------------------------------------
 Total Investment
 Return:*
---------------------------------------------------------------------------------------------------------------------------------
 Based on net
 asset value per
 share                       9.46%   1.55%        8.27%#             10.21%   2.25%        8.99%#
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to
 Average Net
 Assets:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses, net of
 reimbursement           %    .80%    .85%         .87%           %    .25%    .16%         .19%
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                    3.60%   4.15%        3.44%               2.90%   3.47%        2.70%
---------------------------------------------------------------------------------------------------------------------------------
 Investment
 income -- net               6.05%   5.93%        5.46%               6.75%   6.62%        6.11%
---------------------------------------------------------------------------------------------------------------------------------
 Supplemental
 Data:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end
 of period (in
 thousands)                $2,814  $1,885       $1,123              $  609  $  452       $  221
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio
 turnover                  114.61%  91.10%       86.68%             114.61%  91.10%       86.68%
---------------------------------------------------------------------------------------------------------------------------------

 * Total investment returns exclude the effects of sales loads.
 + Commencement of operations.
 # Aggregate total investment return.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

--------------------------------------------------------------------------------

                                                       U.S. Government Securities Portfolio
                    -----------------------------------------------------------------------------------------------------------
                                   Class A                                   Class B
                    ----------------------------------------- -----------------------------------------
                       For the Year          For the Period      For the Year          For the Period
 Increase            Ended January 31,      February 1, 1995+  Ended January 31,      February 1, 1995+
 (Decrease) in      ----------------------   to January 31,   ----------------------   to January 31,
 Net Asset Value:   1999     1998    1997         1996        1999     1998    1997         1996
-------------------------------------------------------------------------------------------------------------------------------
 Per Share
 Operating
 Performance:
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of
 period                     $10.20  $10.48       $10.00               $10.20  $10.48       $10.00
-------------------------------------------------------------------------------------------------------------------------------
 Investment
 income -- net                 .69     .69          .76                  .61     .60          .68
-------------------------------------------------------------------------------------------------------------------------------
 Realized and
 unrealized gain
 (loss) on
 investments --
  net                          .35    (.21)         .74                  .35    (.21)         .74
-------------------------------------------------------------------------------------------------------------------------------
 Total from
 investment
 operations                   1.04     .48         1.50                  .96     .39         1.42
-------------------------------------------------------------------------------------------------------------------------------
 Less dividends
 and
 distributions:
 Investment
 income -- net                (.69)   (.69)        (.76)                (.61)   (.60)        (.68)
 Realized gain on
 investments --
  net                         (.07)   (.07)        (.26)                (.07)   (.07)        (.26)
-------------------------------------------------------------------------------------------------------------------------------
 Total dividends
 and
 distributions                (.76)   (.76)       (1.02)                (.68)   (.67)        (.94)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 end of period              $10.48  $10.20       $10.48               $10.48  $10.20       $10.48
-------------------------------------------------------------------------------------------------------------------------------
 Total Investment
 Return:*
-------------------------------------------------------------------------------------------------------------------------------
 Based on net
 asset value per
 share                       10.66%   4.76%       15.47%#               9.76%   3.90%       14.53%#
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to
 Average Net
 Assets:
-------------------------------------------------------------------------------------------------------------------------------
 Expenses, net of
 reimbursement           %     .00%    .00%         .00%           %     .75%    .78%         .81%
-------------------------------------------------------------------------------------------------------------------------------
 Expenses                     2.00%   2.92%        2.54%                2.82%   3.72%        3.35%
-------------------------------------------------------------------------------------------------------------------------------
 Investment
 income -- net                6.80%   6.69%        7.30%                5.94%   5.85%        6.28%
-------------------------------------------------------------------------------------------------------------------------------
 Supplemental
 Data:
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end
 of period (in
 thousands)                 $3,233  $4,486       $5,463               $6,627  $4,514       $3,043
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio
 turnover                   361.31%  27.32%      113.05%              361.31%  27.32%      113.05%
-------------------------------------------------------------------------------------------------------------------------------

 * Total investment returns exclude the effects of sales loads.
 + Commencement of Operations.
 # Aggregate total investment return.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] Management of the Program

--------------------------------------------------------------------------------



                                                       U.S. Government Securities Portfolio
                    -------------------------------------------------------------------------------------------------------------
                                   Class C                                  Class D
                    ---------------------------------------- ----------------------------------------
                       For the Year         For the Period      For the Year         For the Period
 Increase            Ended January 31,     February 1, 1995+  Ended January 31,     February 1, 1995+
 (Decrease) in      ---------------------   to January 31,   ---------------------   to January 31,
 Net Asset Value:   1999    1998    1997         1996        1999    1998    1997         1996
---------------------------------------------------------------------------------------------------------------------------------
 Per Share
 Operating
 Performance:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of
 period                    $10.19  $10.47       $10.00              $10.20  $10.48       $10.00
---------------------------------------------------------------------------------------------------------------------------------
 Investment
 income -- net                .60     .59          .67                 .67     .66          .74
---------------------------------------------------------------------------------------------------------------------------------
 Realized and
 unrealized gain
 (loss) on
 investments --
  net                         .36    (.21)         .73                 .35    (.21)         .74
---------------------------------------------------------------------------------------------------------------------------------
 Total from
 investment
 operations                   .96     .38         1.40                1.02     .45         1.48
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends
 and
 distributions:
 Investment
 income -- net               (.60)   (.59)        (.67)               (.67)   (.66)        (.74)
 Realized gain on
 investments --
  net                        (.07)   (.07)        (.26)               (.07)   (.07)        (.26)
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends
 and
 distributions               (.67)   (.66)        (.93)               (.74)   (.73)       (1.00)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 end of period             $10.48  $10.19       $10.47              $10.48  $10.20       $10.48
---------------------------------------------------------------------------------------------------------------------------------
 Total Investment
 Return:*
---------------------------------------------------------------------------------------------------------------------------------
 Based on net
 asset value per
 share                       9.79%   3.83%       14.36%#             10.38%   4.49%       15.13%#
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to
 Average Net
 Assets:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses, net of
 reimbursement           %    .80%    .85%         .86%           %    .25%    .21%         .22%
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                    2.90%   3.78%        3.41%               2.25%   3.14%        2.77%
---------------------------------------------------------------------------------------------------------------------------------
 Investment
 income -- net               5.88%   5.78%        6.21%               6.53%   6.42%        6.90%
---------------------------------------------------------------------------------------------------------------------------------
 Supplemental
 Data:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end
 of period (in
 thousands)                $2,057  $1,757       $1,089              $  315  $  313       $  182
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio
 turnover                  361.31%  27.32%      113.05%             361.31%  27.32%      113.05%
---------------------------------------------------------------------------------------------------------------------------------

 * Total investment returns exclude the effects of sales loads.
 + Commencement of Operations.
 # Aggregate total investment return.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

--------------------------------------------------------------------------------



                                                            Global Opportunity Portfolio*
                    -----------------------------------------------------------------------------------------------------------
                                   Class A                                   Class B
                    ---------------------------------------- ------------------------------------------
                       For the Year         For the Period       For the Year          For the Period
 Increase            Ended January 31,     February 1, 1995+   Ended January 31,      February 1, 1995+
 (Decrease) in      ---------------------   to January 31,   -----------------------   to January 31,
 Net Asset Value:   1999    1998    1997         1996        1999    1998     1997          1996
-------------------------------------------------------------------------------------------------------------------------------
 Per Share
 Operating
 Performance:
-------------------------------------------------------------------------------------------------------------------------------
 Increase
 (Decrease) in
 Net Asset Value:
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of
 period                    $11.93  $10.82       $10.00              $ 11.86  $ 10.76       $ 10.00
-------------------------------------------------------------------------------------------------------------------------------
 Investment
 income (loss) --
  net                         .16     .15          .34                  .02     (.04)          .13
-------------------------------------------------------------------------------------------------------------------------------
 Realized and
 unrealized gain
 on investments
 and foreign
 currency
 transactions --
  net                         .69    1.21          .77                  .68     1.29           .85
-------------------------------------------------------------------------------------------------------------------------------
 Total from
 investment
 operations                   .85    1.36         1.11                  .70     1.25           .98
-------------------------------------------------------------------------------------------------------------------------------
 Less dividends
 and
 distributions:
 Investment
 income -- net               (.05)    --          (.20)                (.02)     --           (.15)
 In excess of
 investment
 income on
 investments --
  net                        (.20)   (.13)        (.06)                (.11)    (.03)         (.04)
 Realized gain on
 investments --
  net                        (.99)   (.12)         --                  (.99)    (.12)          --
 In excess of
 realized gain on
 investments --
  net                        (.14)    --          (.03)                (.14)     --           (.03)
-------------------------------------------------------------------------------------------------------------------------------
 Total dividends
 and
 distributions              (1.38)   (.25)        (.29)               (1.26)    (.15)         (.22)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 end of period             $11.40  $11.93       $10.82              $ 11.30  $ 11.86       $ 10.76
-------------------------------------------------------------------------------------------------------------------------------
 Total Investment
 Return:**
-------------------------------------------------------------------------------------------------------------------------------
 Based on net
 asset value per
 share                       7.27%  12.68%       11.15%#               5.97%   11.67%         9.89%#
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to
 Average Net
 Assets:
-------------------------------------------------------------------------------------------------------------------------------
 Expenses, net of
 reimbursement           %   1.87%   2.47%        2.01%           %    2.96%    3.76%         3.50%
-------------------------------------------------------------------------------------------------------------------------------
 Expenses                    1.87%   2.90%        2.32%                2.96%    4.01%         3.61%
-------------------------------------------------------------------------------------------------------------------------------
 Investment
 income (loss) --
  net                        1.28%   1.83%        2.92%                 .18%   (.39%)         1.20%
-------------------------------------------------------------------------------------------------------------------------------
 Supplemental
 Data:
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end
 of period (in
 thousands)                $  167  $  129       $3,025              $40,687  $30,469       $16,117
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio
 turnover                   99.11% 125.68%       83.14%               99.11%  125.68%        83.14%
-------------------------------------------------------------------------------------------------------------------------------

 * Based on average shares outstanding.
** Total investment returns exclude the effects of sales loads.
 + Commencement of Operations.
 # Aggregate total investment return.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] Management of the Program

--------------------------------------------------------------------------------



                                                            Global Opportunity Portfolio*
                    -----------------------------------------------------------------------------------------------------------
                                    Class C                                   Class D
                    ------------------------------------------ ----------------------------------------
                        For the Year          For the Period      For the Year         For the Period
 Increase             Ended January 31,      February 1, 1995+  Ended January 31,     February 1, 1995+
 (Decrease) in      -----------------------   to January 31,   ---------------------   to January 31,
 Net Asset Value:   1999    1998     1997          1996        1999    1998    1997         1996
-------------------------------------------------------------------------------------------------------------------------------
 Per Share
 Operating
 Performance:
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of
 period                    $ 11.84  $ 10.75       $10.00              $11.92  $10.80       $10.00
-------------------------------------------------------------------------------------------------------------------------------
 Investment
 income (loss) --
  net                          .02     (.05)         .12                 .13     .05          .22
-------------------------------------------------------------------------------------------------------------------------------
 Realized and
 unrealized gain
 on investments
 and foreign
 currency
 transactions --
  net                          .68     1.29          .85                 .70    1.29          .85
-------------------------------------------------------------------------------------------------------------------------------
 Total from
 investment
 operations                    .70     1.24          .97                 .83    1.34         1.07
-------------------------------------------------------------------------------------------------------------------------------
 Less dividends
 and
 distributions:
 Investment
 income -- net                (.02)     --          (.15)               (.04)    --          (.18)
 In excess of
 investment
 income on
 investments --
  net                         (.11)    (.03)        (.04)               (.19)   (.10)        (.06)
 Realized gain on
 investments --
  net                         (.99)    (.12)         --                 (.99)   (.12)         --
 In excess of
 realized gain on
 investments --
  net                         (.14)     --          (.03)               (.14)    --          (.03)
-------------------------------------------------------------------------------------------------------------------------------
 Total dividends
 and
 distributions               (1.26)    (.15)        (.22)              (1.36)   (.22)        (.27)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
 end of period             $ 11.28  $ 11.84       $10.75              $11.39  $11.92       $10.80
-------------------------------------------------------------------------------------------------------------------------------
 Total Investment
 Return:**
-------------------------------------------------------------------------------------------------------------------------------
 Based on net
 asset value per
 share                        5.99%   11.61%        9.81%#              7.02%  12.56%       10.80%#
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to
 Average Net
 Assets:
-------------------------------------------------------------------------------------------------------------------------------
 Expenses, net of
 reimbursement           %    3.00%    3.81%        3.58%           %   2.12%   2.91%        2.67%
-------------------------------------------------------------------------------------------------------------------------------
 Expenses                     3.00%    4.06%        3.65%               2.12%   3.17%        2.77%
-------------------------------------------------------------------------------------------------------------------------------
 Investment
 income (loss) --
  net                          .13%   (.46%)        1.07%               1.03%    .48%        2.00%
-------------------------------------------------------------------------------------------------------------------------------
 Supplemental
 Data:
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end
 of period (in
 thousands)                $15,951  $10,659       $4,770              $3,149  $2,596       $1,513
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio
 turnover                    99.11%  125.68%       83.14%              99.11% 125.68%       83.14%
-------------------------------------------------------------------------------------------------------------------------------

 * Based on average shares outstanding.
** Total investment returns exclude the effects of sales loads.
 + Commencement of Operations.
 # Aggregate total investment return.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

--------------------------------------------------------------------------------



                                                 Growth Opportunity Portfolio++
                            ------------------------------------------------------------------------------
                                          Class A                                 Class B
                            --------------------------------------- --------------------------------------
                               For the Year        For the Period     For the Year        For the Period
                            Ended January 31,     February 2, 1996+ Ended January 31,    February 2, 1996+
  Increase (Decrease) in    -----------------      to January 31,   -----------------     to January 31,
  Net Asset Value:            1999      1998            1997         1999      1998            1997
----------------------------------------------------------------------------------------------------------
  Per Share Operating
  Performance:
----------------------------------------------------------------------------------------------------------
  Net asset value,
  beginning of period                 $   11.79        $10.00                $   11.68        $10.00
----------------------------------------------------------------------------------------------------------
  Investment income
  (loss) -- net                            (.07)          .03                     (.22)         (.21)
----------------------------------------------------------------------------------------------------------
  Realized and unrealized
  gain on investments --
   net                                     2.83          1.76                     2.80          1.89
----------------------------------------------------------------------------------------------------------
  Total from investment
  operations                               2.76          1.79                     2.58          1.68
----------------------------------------------------------------------------------------------------------
  Less distributions from
  realized gain on
  investments -- net                      (1.13)          --                      (.99)          --
----------------------------------------------------------------------------------------------------------
  Net asset value, end of
  period                              $   13.42        $11.79                $   13.27        $11.68
----------------------------------------------------------------------------------------------------------
  Total Investment
  Return:**
----------------------------------------------------------------------------------------------------------
  Based on net asset value
  per share                               23.52%        17.90%#                  22.16%        16.80%#
----------------------------------------------------------------------------------------------------------
  Ratios to Average Net
  Assets:
----------------------------------------------------------------------------------------------------------
  Expenses, net of
  reimbursement                     %      1.98%         2.44%*            %      3.09%         3.84%*
----------------------------------------------------------------------------------------------------------
  Expenses                                 1.98%         3.08%*                   3.09%         4.00%*
----------------------------------------------------------------------------------------------------------
  Investment income
  (loss) -- net                            (.55%)         .23%*                  (1.66)%       (1.93)%*
----------------------------------------------------------------------------------------------------------
  Supplemental Data:
----------------------------------------------------------------------------------------------------------
  Net assets, end of
  period (in thousands)               $     207        $   58                $  25,752        $9,816
----------------------------------------------------------------------------------------------------------
  Portfolio turnover                      60.24%        51.63%                   60.24%        51.63%
----------------------------------------------------------------------------------------------------------

 * Annualized.
** Total investment returns exclude the effects of sales loads.
 + Commencement of operations.
++ Based on average shares outstanding.
 # Aggregate total investment return.

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] Management of the Program

FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------



                                                      Growth Opportunity Portfolio++
                  ------------------------------------------------------------------------------------------------------------
                              Class C                           Class D
                  ---------------------------------- ---------------------------------
                  For the Year                       For the Year
                      Ended         For the Period      Ended         For the Period
Increase           January 31,     February 2, 1996+ January 31,     February 2, 1996+
(Decrease) in     --------------    to January 31,   -------------    to January 31,
Net Asset Value:  1999    1998           1997        1999    1998          1997
------------------------------------------------------------------------------------------------------------------------------
Per Share
Operating
Performance:
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of
period                   $ 11.67        $10.00              $11.78        $10.00
------------------------------------------------------------------------------------------------------------------------------
Investment
loss -- net                 (.23)         (.22)               (.11)         (.11)
------------------------------------------------------------------------------------------------------------------------------
Realized and
unrealized gain
on
investments --
 net                        2.81          1.89                2.84          1.89
------------------------------------------------------------------------------------------------------------------------------
Total from
investment
operations                  2.58          1.67                2.73          1.78
------------------------------------------------------------------------------------------------------------------------------
Less
distributions
from realized
gain on
investments --
 net                        (.99)          --                (1.09)          --
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period            $ 13.26        $11.67              $13.42        $11.78
------------------------------------------------------------------------------------------------------------------------------
Total Investment
Return:**
------------------------------------------------------------------------------------------------------------------------------
Based on net
asset value per
share                      22.17%        16.70%#             23.30%        17.80%#
------------------------------------------------------------------------------------------------------------------------------
Ratios to
Average Net
Assets:
------------------------------------------------------------------------------------------------------------------------------
Expenses, net of
reimbursement          %    3.14%         3.88%*          %   2.23%         2.94%*
------------------------------------------------------------------------------------------------------------------------------
Expenses                    3.14%         4.05%*              2.23%         3.13%*
------------------------------------------------------------------------------------------------------------------------------
Investment
loss -- net                (1.71)%       (1.98)%*             (.80)%       (1.00)%*
------------------------------------------------------------------------------------------------------------------------------
Supplemental
Data:
------------------------------------------------------------------------------------------------------------------------------
Net assets, end
of period (in
thousands)               $13,059        $4,649              $1,612        $  819
------------------------------------------------------------------------------------------------------------------------------
Portfolio
turnover                   60.24%        51.63%              60.24%        51.63%
------------------------------------------------------------------------------------------------------------------------------

 * Annualized.
** Total investment returns exclude the effects of sales loads.
 + Commencement of operations.
++ Based on average shares outstanding.
 # Aggregate total investment return.


                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

                                   POTENTIAL
                                   INVESTORS
                        Open an account (two options).
             1                                               2
       MERRILL LYNCH                                   TRANSFER AGENT
   FINANCIAL CONSULTANT
   OR SECURITIES DEALER                         Financial Data Services, Inc.
                                                       P.O. Box 45289
Advises shareholders on their                    Jacksonville, FL 32232-5289
  Program investments.
                                                Performs recordkeeping and
                                                    reporting services.

                                  DISTRIBUTOR
                       Merrill Lynch Funds Distributor,
                a division of Princeton Funds Distributor, Inc.
                                 P.O. Box 9081
                       Princeton, New Jersey  08543-9081
                   Arranges for the sale of Program shares.

          COUNSEL                                             CUSTODIAN
                                 THE PROGRAM
     Brown & Wood LLP                                 The Bank of New York
   One World Trade Center        The Board of         90 Washington Street
New York, New York 10048-0557      Directors               12th Floor
                                 oversees the       New York, New York 10286
    Provides legal advice           Program.
       to the Program.                            Holds the Program's assets for
                                                            safekeeping.

      INDEPENDENT AUDITORS                             INVESTMENT ADVISER
     Deloitte & Touche LLP                        Fund Asset Management, L.P.
       117 Campus Drive
 Princeton, New Jersey 08540-6400                  ADMINISTRATIVE OFFICES
                                                   800 Scudders Mill Road
      Audits the financial                       Plainsboro, New Jersey 08536
statements of the Program on behalf of
        the shareholders.                            MAILING ADDRESS
                                                      P.O. Box 9011
                                            Princeton, New Jersey 08543-9011

                                                     TELEPHONE NUMBER
                                                      1-800-MER-FUND
                                             Manages the Program's day-to-day
                                                        activities.


                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

[GRAPHIC APPEARS HERE] For More Information
                                                           [Merrill Lynch Logo]

Prospectus

Shareholder Reports
Additional information about the Program's investments is available in the Pro-gram's annual and semi-annual reports to shareholders. In the Program's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Program's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800-MER-FUND.

The Program will send you one copy of each shareholder report and certain other mailings, regardless of the number of Program accounts you have. To receive separate shareholder reports for each account, call your Merrill Lynch Finan-cial Consultant or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Consultant or the Transfer Agent at 1-800-MER-FUND.

Statement of Additional Information
The Program's Statement of Additional Information contains further information about the Program and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Transfer Agent at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-800-MER-FUND.

Contact your Merrill Lynch Financial Consultant or the Fund, at the telephone number or address indicated above, if you have any questions.

Information about the Program (including the Statement of Additional Informa-tion) can be reviewed and copied at the SEC's Public Reference Room in Washing-ton, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

Investment Company Act file #811-7177
Code #18472-5-99
(C)Merrill Lynch Asset Management, L.P.
For More Information

            Merrill Lynch Asset
            Builder Program, Inc.

                                                                 [May   , 1999]

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+The information in this statement of additional information is not complete + +and may be changed. This statement of additional information is not an offer +
+to sell these securities in any state where the offer or sale is not          +
+permitted.                                                                    +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
                             SUBJECT TO COMPLETION
                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 1, 1999

                      STATEMENT OF ADDITIONAL INFORMATION

                   Merrill Lynch Asset Builder Program, Inc.

  P.O. Box 9011, Princeton, New Jersey 08543-9011 .  Phone No. (609) 282-2800

                                  ----------

  Merrill Lynch Asset Builder Program, Inc. (the "Program") is a professionally managed, open-end investment company. The Program consists of five separate portfolios: the Merrill Lynch Fundamental Value Portfolio (the "Fundamental Value Portfolio"), the Merrill Lynch Quality Bond Portfolio (the "Quality Bond Portfolio"), the Merrill Lynch U.S. Government Securities Portfolio (the "U.S. Government Securities Portfolio"), the Merrill Lynch Global Opportunity Portfolio (the "Global Opportunity Portfolio") and the Merrill Lynch Growth Opportunity Portfolio (the "Growth Opportunity Portfolio") (each a "Portfolio"). Each Portfolio has its own separate investment objectives and may employ a variety of instruments and techniques to enhance income and to hedge against market risk and, in the case of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios, currency risk.

  The Fundamental Value Portfolio is a diversified portfolio seeking capital appreciation and, secondarily, income by investing in securities, primarily equities, that the management of the Portfolio believes are undervalued and therefore represent investment value.

  The Quality Bond Portfolio is a diversified portfolio seeking income and, secondarily, capital appreciation by investing primarily in long term corporate bonds that are rated A or better by a nationally recognized rating agency such as Standard & Poor's, Moody's Investors Service, Inc. ("Moody's") and Fitch IBCA, Inc. ("Fitch"), or that possess, in the judgment of the Investment Adviser, similar credit characteristics.

  The U.S. Government Securities Portfolio is a diversified portfolio seeking high current return by investing in U.S. Government and government agency securities, including Government National Mortgage Association ("GNMA") mortgage backed securities and other mortgage backed government securities.

  The Global Opportunity Portfolio is a diversified portfolio seeking high total investment return through a fully-managed investment policy utilizing United States and foreign equity, debt and money market securities, the combination of which will be varied from time to time, both with respect to types of securities and markets, in response to changing market and economic trends.

  The Growth Opportunity Portfolio is a non-diversified portfolio seeking growth of capital and, secondarily, income by investing in a portfolio of equity securities placing principal emphasis on those securities which management of the Portfolio believes to be undervalued.

  Each Portfolio is a separate series of the Program issuing its own shares. Shares of each Portfolio are available for purchase solely by holders of the individual retirement plans, Roth individual retirement accounts, individual retirement rollover accounts and simplified employee pension plans and simple retirement accounts (collectively "IRAs") for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") acts as custodian and CBA SM accounts or CMA Sub-Accounts SM established pursuant to the Uniform Gifts to Minors Acts or the Uniform Transfers to Minors Acts (or similar state statutes). For a description of the IRAs, see Appendix I to this Statement of Additional Information.

  Pursuant to the Merrill Lynch Select Pricing SM System, each Portfolio offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select Pricing SM System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See "Purchase of Shares."


                                  ----------

  This Statement of Additional Information of the Program is not a prospectus and should be read in conjunction with the Prospectus of the Program, dated May
  , 1999 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling 1-800-637-3863 or by writing the Program at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. The Program's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 456-4587, ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.

                                  ----------

              Merrill Lynch Asset Management -- Investment Adviser
                 Merrill Lynch Funds Distributor -- Distributor

                                  ----------

     The date of this Statement of Additional Information is May   , 1999.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
Investment Objective and Policies.........................................   3
  Fundamental Value Portfolio.............................................   3
  Quality Bond Portfolio..................................................   3
  U.S. Government Securities Portfolio....................................   4
  Global Opportunity Portfolio............................................   5
  Growth Opportunity Portfolio............................................   6
Other Investment Policies and Practices of the Portfolios.................   7
  Investments in Equity Securities........................................   7
  Investments in Foreign Securities.......................................   7
  International Investing in Countries with Smaller Capital Markets.......   8
  Investments in Debt Securities..........................................   9
  Investments in Securities Denominated in Foreign Currencies.............  12
  Investments in Fixed Income Securities..................................  12
  Investments in Money Market Securities..................................  12
  When Issued Securities, Delayed Delivery Securities and Forward
   Commitments............................................................  13
  Standby Commitment Agreements...........................................  13
  Repurchase Agreements and Purchase and Sale Contracts...................  13
  Derivatives.............................................................  14
  Securities Lending......................................................  16
  Illiquid or Restricted Securities.......................................  16
  144A Securities.........................................................  17
  Portfolio Transactions..................................................  17
  Borrowings and Leverage.................................................  18
  Non-Diversified Status..................................................  19
  Suitability.............................................................  19
  Investment Restrictions.................................................  19
  Portfolio Turnover......................................................  21
Management of the Program.................................................  22
  Directors and Officers..................................................  22
  Compensation of Directors...............................................  23
  Management and Advisory Arrangements....................................  24
  Code of Ethics..........................................................  26
Purchase of Shares........................................................  26
  Initial Sales Charge Alternatives -- Class A and Class D Shares.........  28
  Deferred Sales Charge Alternatives -- Class B and Class C Shares........  35
  Distribution Plans......................................................  40
  Limitations on the Payment of Deferred Sales Charges....................  42
Redemption of Shares......................................................  44
  Reinstatement Privilege -- Class A and Class D Shares...................  45
Pricing of Shares.........................................................  46
  Determination of Net Asset Value........................................  46
  Computation of Offering Price Per Share.................................  47
Portfolio Transactions and Brokerage......................................  48
Shareholder Services......................................................  50
  Investment Account......................................................  50
  Automatic Reinvestment of Dividends.....................................  51
  Systematic Redemption Plans.............................................  51
  Automatic Investment Plans..............................................  51
  Exchange Privilege......................................................  51

                                                                           Page
                                                                           -----
Dividends and Taxes.......................................................    54
  Federal Tax.............................................................    54
  State Tax...............................................................    56
Performance Data..........................................................    57
General Information.......................................................    63
  Description of Shares...................................................    63
  Independent Auditors....................................................    63
  Custodian...............................................................    63
  Transfer Agent..........................................................    64
  Legal Counsel...........................................................    64
  Reports to Shareholders.................................................    64
  Shareholder Inquiries...................................................    64
  Additional Information..................................................    64
Financial Statements......................................................    65
Appendix I................................................................   I-1
Appendix II...............................................................  II-1
Appendix III.............................................................. III-1

                       INVESTMENT OBJECTIVE AND POLICIES

  The Program consists of five separate Portfolios: the Fundamental Value Portfolio, the Quality Bond Portfolio, the U.S. Government Securities Portfolio, the Global Opportunity Portfolio and the Growth Opportunity Portfolio, each with its own separate investment objectives. Each of the Portfolios pursues its investment objectives through separate investment policies. Set forth below are the specific investment objectives and policies of each Portfolio, followed by a description of general investment policies applicable to some or all of the Portfolios. Management of the Program believes that all of the Portfolios' investments will be appropriate for the retirement plans, CBA(R) and CMA(R) accounts for which the Program is designed.

Fundamental Value Portfolio

  The Fundamental Value Portfolio seeks capital appreciation and, secondarily, income by investing in securities, with at least 65% of the Portfolio's assets being invested in equities. These objectives are fundamental policies of the Fundamental Value Portfolio and may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. The Portfolio seeks special opportunities in securities that the Investment Adviser believes are undervalued and therefore represent investment value, including securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price-earnings ratio. There can be no assurance that the objectives of the Fundamental Value Portfolio will be achieved.

  Investment emphasis is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks. The Fundamental Value Portfolio also may invest in preferred stocks and non-convertible debt securities. The Portfolio may invest up to 30% of its total assets, taken at market value at the time of acquisition, in the securities of foreign issuers.

  See "Other Investment Policies and Practices of the Portfolios" below for additional investment policies applicable to the Fundamental Value Portfolio.

Quality Bond Portfolio

  The Quality Bond Portfolio seeks a high level of current income and, secondarily, capital appreciation through investment in a diversified portfolio of debt obligations, such as corporate bonds and notes, convertible securities, preferred stocks and governmental obligations. The Portfolio will invest primarily in securities rated in the top three rating categories (typically "A" or better) of a nationally recognized rating agency such as Moody's, Standard & Poor's or Fitch, or in securities that possess, in the judgment of the Investment Adviser, similar credit characteristics. This objective is a fundamental policy of the Quality Bond Portfolio and may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. The credit risk of the Portfolio should be minimized by the quality of the bonds in which it will invest, but the long maturities that typically provide the best yields will subject the Portfolio to possible substantial price changes resulting from market yield fluctuations. Portfolio management strategy will attempt to mitigate adverse price changes and optimize favorable price changes through active trading that shifts the maturity and/or quality structure of the Portfolio within the overall investment guidelines. There can be no assurance that the objectives of the Quality Bond Portfolio will be achieved.

  The Quality Bond Portfolio may continue to hold securities which, after being purchased by the Portfolio, are downgraded to a rating below the top three rating categories of a nationally recognized rating agency as well as any unrated securities which, in the Investment Adviser's judgment, have suffered a similar decline in quality.

  The securities in the Quality Bond Portfolio will be varied from time to time depending upon the judgment of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed income securities. The Portfolio anticipates that under normal circumstances more than 90% of the assets of the Portfolio will be invested in fixed income securities, including convertible and non-convertible debt securities and preferred stock. In addition, as a matter of operating policy, at least 65% of the assets of the Portfolio will under normal circumstances be invested in corporate bonds. The remaining assets of the Portfolio may be held in cash or, as described herein, may be used in connection with hedging transactions in futures contracts, related options, and options on debt securities, or in connection with non-hedging transactions in options on debt securities. The Portfolio does not intend to invest in common stocks, rights or other equity securities. Transactions in options on debt securities for non-hedging purposes may have certain speculative characteristics. See "Other Investment Policies and Practices of the Portfolios" below for additional investment policies applicable to the Quality Bond Portfolio.

U.S. Government Securities Portfolio

  The U.S. Government Securities Portfolio seeks a high current return through investments in U.S. Government and Government agency securities, including Government National Mortgage Association ("GNMA") mortgage backed certificates and other mortgage backed government securities. This investment objective is a fundamental policy of the Portfolio which may not be changed without a vote of a majority of the Portfolio's outstanding voting securities. There can be no assurance that the objectives of the U.S. Government Securities Portfolio will be achieved.

  The securities in which the U.S. Government Securities Portfolio may invest are marketable securities issued or guaranteed by the U.S. Government, by various agencies of the U.S. Government and by various instrumentalities which have been established or sponsored by the U.S. Government ("U.S. Government securities"). Certain of these obligations, including U.S. Treasury bills, notes and bonds and securities of GNMA and the Federal Housing Administration ("FHA"), are issued or guaranteed by the U.S. Government and supported by the full faith and credit of the United States. Other U.S. Government securities are issued or guaranteed by Federal agencies or government-sponsored enterprises and are not direct obligations of the United States but involve sponsorship or guarantees by Government agencies or enterprises. The guarantee by Federal agencies or government-sponsored enterprises of their securities does not extend to the Program's shares. These obligations include securities that are supported by the right of the issuer to borrow from the Treasury, such as obligations of Federal Home Loan Banks, and securities that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association ("FNMA") bonds. Because the U.S. Government is not obligated to provide support to its instrumentalities, the Portfolio will invest in obligations issued by these instrumentalities where the Portfolio is satisfied that the credit risk with respect to the issuers is minimal. In addition, the Portfolio may invest up to 5% of its assets in obligations issued or guaranteed by the International Bank for Reconstruction and Development (the "World Bank").

  The Portfolio has authority to invest in all U.S. Government securities. It is anticipated that under certain circumstances as described below, a significant portion of its portfolio of U.S. Government securities may consist of GNMA mortgaged backed certificates ("GNMA Certificates") and other U.S. Government securities representing ownership interests in mortgage pools.

  The Investment Adviser will effect portfolio transactions without regard to any holding period if, in its judgment, such transactions are advisable in light of a change in general market, economic or financial conditions. A high portfolio turnover rate involves correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Portfolio. Such turnover also has certain tax consequences for the Portfolio. See "Other Investment Policies and Practices of the Portfolios" below for additional investment policies applicable to the U.S. Government Securities Portfolio.

Global Opportunity Portfolio

  The Global Opportunity Portfolio seeks a high total investment return through a fully-managed investment policy utilizing United States and foreign equity, and debt and money market securities, the combination of which will be varied from time to time, both with respect to types of securities and markets, in response to changing market and economic trends. Total investment return is the aggregate of capital value changes and income. This objective is a fundamental policy of the Global Opportunity Portfolio and may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There can be no assurance that the objectives of the Global Opportunity Portfolio will be achieved.

  The Global Opportunity Portfolio will invest in a portfolio of U.S. and foreign equity, debt and money market securities. The composition of the portfolio among these securities and markets will be varied from time to time by the Investment Adviser in response to changing market and economic trends. This fully managed investment approach provides the Portfolio with the opportunity to benefit from anticipated shifts in the relative performance of different types of securities and different capital markets. For example, at times the Portfolio may emphasize investments in equity securities in anticipation of significant advances in stock markets and at times may emphasize debt securities in anticipation of significant declines in interest rates. Similarly, the Portfolio may emphasize foreign markets in its security selection when such markets are expected to outperform, in U.S. dollar terms, the U.S. markets. The Portfolio will seek to identify longer term structural or cyclical changes in the various economies and markets of the world which are expected to benefit certain capital markets and certain securities in those markets to a greater extent than other investment opportunities.

  In determining the allocation of assets among capital markets, the Investment Adviser will consider, among other factors, the relative valuation, condition and growth potential of the various economies, including current and anticipated changes in the rates of economic growth, rates of inflation, corporate profits, capital reinvestment, resources, self-sufficiency, balance of payments, governmental deficits or surpluses and other pertinent financial, social and political factors which may affect such markets. In allocating among equity, debt and money market securities within each market, the Investment Adviser also will consider the relative opportunity for capital appreciation of equity and debt securities, dividend yields, and the level of interest rates paid on debt securities of various maturities.

  While there are no prescribed limits on the geographical allocation of the Portfolio's assets, the Investment Adviser anticipates that it will invest primarily in the securities of corporate and governmental issuers domiciled or located in the United States, Canada, Western Europe and the Far East. In addition, the Investment Adviser anticipates that a portion of the Portfolio's assets normally will be invested in the U.S. securities markets and the other major capital markets. Under normal conditions, the Portfolio's investments will be denominated in at least three currencies or multinational currency units. However, the Portfolio reserves the right to invest substantially all of its assets in U.S. markets or U.S. dollar-denominated obligations when market conditions warrant.

  Similarly, there are no prescribed limits on the allocation of the Portfolio's assets among equity, debt and money market securities. Therefore, at any given time, the Portfolio's assets may be primarily invested in either equity, debt or money market securities or in any combination thereof. However, the Investment Adviser anticipates that the Portfolio's holdings generally will include both equity and debt securities.

  The Global Opportunity Portfolio may invest up to 34% of the Portfolio's assets in debt securities rated below "investment grade" (i.e., Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch) or which possess, in the judgment of the Investment Adviser, similar credit characteristics. Investment in debt securities rated in the medium to lower rating categories of a nationally recognized rating agency or in unrated securities of comparable quality involve special risks which are described more fully below under "Other Investment Policies and Practices of the Portfolios -- Investments in Debt Securities -- Credit Quality." See "Other Investment Policies and Practices of the Portfolios" below for additional investment policies applicable to the Global Opportunity Portfolio.

Growth Opportunity Portfolio

  The Growth Opportunity Portfolio seeks long term growth of capital. The Portfolio will seek to achieve its investment objective by investing in a portfolio of equity securities placing particular emphasis on companies that have exhibited above-average growth rates in earnings. The investment objective of the Portfolio set forth in the first sentence of this paragraph is a fundamental policy of the Portfolio which may not be changed without approval of a majority of the Portfolio's outstanding voting securities.

  The Portfolio will give particular emphasis to companies which possess above-average growth rates in earnings, resulting from a variety of factors including, but not limited to, above-average growth rates in sales, profit margin improvement, proprietary or niche products or services, leading market shares, and underlying strong industry growth. Management of the Portfolio believes that companies which possess above-average earnings growth frequently provide the prospect of above-average stock market returns, although such companies tend to have higher relative stock market valuations. Emphasis also will be given to companies having medium to large stock market capitalizations ($500 million or more).

  Investment emphasis will be on equities, primarily common socks and, to a lesser extent, securities convertible into common stocks. The Portfolio also may invest in nonconvertible preferred stocks and debt securities during temporary periods as market or economic conditions may warrant. Up to 5% of the Portfolio's total assets may be invested in debt securities rated below investment grade (i.e., Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch), or which possess, in the judgment of the Investment Adviser, similar credit characteristics. See "Other Investment Policies and Practices of the Portfolios -- Investments in Debt Securities -- Credit Quality."

  The Portfolio may invest up to 20% of is total assets in equity securities of foreign issuers with the foregoing characteristics. Except as otherwise set forth herein, there are no prescribed limits on the geographical allocation of the Portfolio's assets. (Purchases of American Depositary Receipts ("ADRs"), however, will not be subject to this restriction.) The Portfolio may invest in securities of foreign issuers in the form of ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the United States and Europe and are designed for use throughout the world.

  The Growth Opportunity Portfolio is classified as non-diversified within the meaning of the Investment Company Act, which means that the Portfolio is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. The Portfolio's investments will be limited, however, in order to qualify for the special tax treatment afforded regulated investment companies under the Code. See "Dividends and Taxes". To qualify, the Portfolio will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and the Portfolio will not own more than 10% of the outstanding voting securities of a single issuer. A fund which elects to be classified as "diversified" under the Investment Company Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets. To the extent that the Portfolio assumes large positions in the securities of a small number of issuers, the Portfolio's net asset value may fluctuate to a greater extent than that of the other Portfolios or of another diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Portfolio may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

  For purposes of the diversification requirements set forth above with respect to regulated investment companies, and to the extent required by the Commission, the Portfolio, as a non-fundamental policy, will consider securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer. See "Other Investment Policies and Practices of the Portfolios" below for additional investment policies applicable to the Growth Opportunity Portfolio.

           OTHER INVESTMENT POLICIES AND PRACTICES OF THE PORTFOLIOS

  Set forth below are additional investment policies applicable to some or all of the Portfolios.

Investments in Equity Securities

  The Fundamental Value Portfolio will invest primarily (at least 65% of the Portfolio's net assets) in equity securities. The Growth Opportunity Portfolio will also, except during temporary periods as market or economic conditions may warrant, maintain at least 65% of its total assets invested in equity securities. A significant portion of the Global Opportunity Portfolio also may be invested in equity securities. In purchasing equity securities for these Portfolios, the Investment Adviser will seek to identify the securities of companies and industry sectors which are expected to provide high total return relative to alternative equity investments. These Portfolios generally will seek to invest in securities the Investment Adviser believes to be undervalued. Undervalued issues include securities selling at a discount from the price-to-book value ratios and price-earnings ratios computed with respect to the relevant stock market averages. A Portfolio also may consider as undervalued securities selling at a discount from their historic price-to-book value or price-earnings ratios, even though these ratios may be above the ratios for the stock market averages. Securities offering dividend yields higher than the yields for the relevant stock market averages or higher than such securities' historic yields may also be considered to be undervalued. The Portfolios may also invest in the securities of small and emerging growth companies when such companies are expected to provide a higher total return than other equity investments. Such companies are characterized by rapid historical growth rates, above-average returns on equity or special investment value in terms of their products or services, research capabilities or other unique attributes. The Investment Adviser will seek to identify small and emerging growth companies that possess superior management, marketing ability, research and product development skills and sound balance sheets.

  Investment in the securities of small and emerging growth companies involves greater risk than investment in larger, more established companies. Such risks include the fact that securities of small or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. Also, these companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

  There may be periods when market and economic conditions exist that favor certain types of tangible assets as compared to other types of investments.

Investments in Foreign Securities

  The Fundamental Value Portfolio may invest up to 30% of its total assets, the Growth Opportunity Portfolio may invest up to 20% of its total assets and the Global Opportunity Portfolio may invest without limitation, in the securities of foreign issuers. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or U.S. governmental laws or restrictions applicable to such investments. Since the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the

U.S. dollar value of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios' assets denominated in those currencies and the corresponding Portfolios' yields on such assets. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets. These forces are, in turn, affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national products, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

  With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign financial instrument than about a U.S. instrument, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. entities are subject. Foreign financial markets, while growing in volume, generally have substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fundamental Value, Global Opportunity or Growth Opportunity Portfolios are uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause that Portfolio to miss attractive investment opportunities. Inability to dispose of securities in a Portfolio due to settlement problems could result either in losses to that Portfolio due to subsequent declines in value of the portfolio securities or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities generally are higher than costs associated with transactions in U.S. securities. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States.

  The operating expense ratios of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios can be expected to be higher than those of an investment company investing exclusively in U.S. securities because the expenses of each Portfolio, such as custodial costs, may be higher.

  Dividends and interest received by the Global Opportunity Portfolio and, to a lesser extent, the Fundamental Value and Growth Opportunity Portfolios, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Because their participation in such Portfolios is in an IRA, however, shareholders will generally not be able to credit or deduct such taxes in computing their taxable incomes. See "Dividends and Taxes."

International Investing in Countries with Smaller Capital Markets

  The risks associated with investments in foreign securities discussed above are often heightened for investments in small capital markets.

  There may be less publicly available information about an issuer in a smaller capital market than would be available about a U.S. company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. As a result, traditional investment measurements, such as price-earnings ratios, as used in the United States, may not be applicable in certain capital markets.

  Smaller capital markets, while often growing in trading volume, typically have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in the Portfolio's incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

  As a result, management of the Program may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Portfolios may invest in countries in which foreign investors, including management of the Program, have had no or limited prior experience.

Investments in Debt Securities

  The Quality Bond and U.S. Government Securities Portfolios will invest primarily in debt securities. A significant portion of the Global Opportunity Portfolio also may be invested in debt securities. The Growth Opportunity Portfolio may also invest up to 5% of its total assets in debt securities. The average maturity of a Portfolio's holdings of debt securities will vary based on the Investment Adviser's assessment of pertinent economic and market conditions. As with all debt securities, changes in market yields will affect the value of such securities. Prices generally increase when interest rates decline and decrease when interest rates rise. Prices of longer term securities generally fluctuate more in response to interest rate changes than do shorter term securities.

  The debt securities in which these Portfolios may invest include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and debt obligations issued by U.S. corporations. Such securities may include mortgage backed securities issued or guaranteed by U.S. governmental entities or by private issuers. In addition, the Fundamental Value and Global Opportunity Portfolios may invest in debt securities issued by foreign corporations or issued or guaranteed by foreign governments (including foreign states, provinces and municipalities), by agencies and instrumentalities thereof or by international organizations designed or supported by multiple governmental entities (which are not obligations of the U.S. Government or foreign governments) to promote economic reconstruction or development ("supranational entities") such as the World Bank.

  GNMA Certificates and Other Mortgage Backed Government Securities. The U.S. Government Securities, Quality Bond and Global Opportunity Portfolios may invest in GNMA Certificates and other mortgage backed government securities. GNMA Certificates are mortgage backed securities of the modified pass-through type, which means that both interest and principal payments (including prepayments) are passed through monthly to the holder of the Certificate. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these GNMA Certificates. Each Certificate evidences an interest in a specific pool of mortgage loans insured by the FHA or the Farmers Home Administration or guaranteed by the Veterans Administration ("VA"). GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development.

  The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments which have maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of prepayments or refinancing of such mortgages. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest. In addition, GNMA offers a pass-through security backed by adjustable-rate mortgages. As prepayment rates vary widely, it is not possible to predict accurately the average life of a particular pool. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the certificate.

  In addition to GNMA Certificates, the U.S. Government Securities and Global Opportunity Portfolios may invest in mortgage backed securities issued by FNMA and by the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA, a federally-chartered and privately-owned corporation, issued pass-through securities and certificates representing an interest in a pool of FNMA pass-through securities which are guaranteed as to payment of principal and interest by FNMA. FHLMC, a corporate instrumentality of the United States, issues participation certificates which represent an interest in mortgages from FHLMC's portfolio and securities representing an interest in a pool of FHLMC participation certificates. FHLMC guarantees the timely payment of interest and the ultimate collection of principal. As is the case with GNMA Certificates, the actual maturity of and realized yield on particular FNMA and FHLMC mortgage backed securities will vary based on the prepayment experience of the underlying pool of mortgages. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States.

  Mortgage backed U.S. Government securities typically provide a higher potential for current income than other types of U.S. Government securities; however, U.S. Treasury bills, notes and bonds typically provide a higher potential for capital appreciation than mortgage backed securities.

  Payments of principal of and interest on mortgage backed securities are made more frequently than are payments on conventional debt securities. In addition, holders of mortgage backed securities may receive unscheduled payments of principal at any time representing prepayments on the underlying mortgage loans or financial assets. Such prepayments may usually be made by the related obligor without penalty. Prepayment rates are affected by changes in prevailing interest rates and numerous other economic, geographic, social and other factors. Changes in the rate of prepayments will generally affect the yield to maturity of the security. Moreover, when the holder of the security attempts to reinvest prepayments or even the scheduled payments of principal and interest, it may receive a rate of interest which is higher or lower than the rate on the mortgage backed securities originally held. To the extent that mortgage backed securities are purchased at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If such securities are bought at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns of the Portfolio.

  Stripped Mortgage Backed Securities. The U.S. Government Securities and Global Opportunity Portfolios may invest in stripped mortgage backed securities ("SMBSs") issued by agencies or instrumentalities of the United States. SMBSs are derivative multiclass mortgage backed securities. SMBS arrangements commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common variety of SMBS is where one class (the principal-only or "PO" class) receives some of the interest and most of the principal from the underlying assets, while the other class (the interest-only or "IO" class) receives most of the interest and the remainder of the principal. In the most extreme case, the IO class receives all of the interest, while the PO class receives all of the principal. The yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets, and a rapid rate of principal payments in excess of that considered in pricing the securities will have a material adverse effect on an IO security's yield to maturity. If the underlying mortgage assets experience greater than anticipated payments of principal, a Portfolio may fail to recoup fully its initial investment in IOs. In addition, there are certain types of IOs which represent the interest portion of a particular class as opposed to the interest portion of the entire pool. The sensitivity of this type of IO to interest rate fluctuations may be increased because of the characteristics of the principal portion to which they relate. As a result of the above factors, the Portfolios generally will purchase IOs only as a component of so-called "synthetic" securities. This means that purchases of IOs will be matched with certain purchases of other securities such as inverse floating rate collateralized mortgage obligations ("CMOs") or fixed rate securities; as interest rates fall, presenting a greater risk of unanticipated prepayments of principal, the negative effect on the Portfolio because of its holdings of IOs should be diminished somewhat because of the increased yield on the inverse floating rate CMOs or the increased appreciation on the fixed rate securities. IOs and POs of SMBSs are considered by the staff of the Commission to be illiquid securities and, consequently, as long as the staff maintains this position, the Portfolio will not invest in IOs or POs in an amount which, taken together with the Portfolio's other investments in illiquid securities, exceeds 15% (10% to the extent required by certain state laws) of the Portfolio's total assets.

  Foreign Debt Securities. The obligations of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a foreign government. The Global Opportunity Portfolio will invest in foreign government securities of issuers considered stable by the Investment Adviser. The Investment Adviser does not believe that the credit risk inherent in the obligations of stable foreign governments is significantly greater than that of U.S. Government securities.

  Portfolio Maturity. Neither the U.S. Government Securities Portfolio nor the portion of the Global Opportunity or Growth Opportunity Portfolios invested in debt securities is limited as to the maturities of its portfolio investments. The Investment Adviser may adjust the average maturity of a Portfolio's investments from time to time, depending on its assessment of the relative yields available on securities of different maturities and its assessment of future interest rate patterns. Thus, at various times the average maturity of the Portfolio may be relatively short (from under one year to five years, for example) and at other times may be relatively long (over 10 years, for example).

  Credit Quality. The Quality Bond Portfolio will invest primarily in securities rated in the top three (typically A or better) rating categories of a nationally recognized rating agency such as Moody's, Standard & Poor's or Fitch, or in securities that possess, in the judgment of the Investment Adviser, similar credit characteristics.

  The Investment Adviser considers the ratings assigned by nationally recognized rating agencies as one of several factors in its independent credit analysis of issuers. If a debt security in the Quality Bond Portfolio is downgraded below A the Investment Adviser will consider factors such as price, credit risk, market conditions and interest rates and will sell such security only if, in the Investment Adviser's judgment, it is advantageous to do so.

  The Global Opportunity Portfolio is authorized to invest without limitation and the Growth Opportunity Portfolio is authorized to invest up to 5% of its total assets in fixed income securities rated below Ba by Moody's or BB by Standard & Poor's or Fitch or in unrated securities which, in the Investment Adviser's judgment, possess similar credit characteristics ("high yield bonds"). The Program's Board of Directors has adopted a policy that the Global Opportunity Portfolio will not invest more than 34% of its assets in obligations rated by a nationally recognized rating agency below investment grade, or in obligations deemed by the Investment Adviser to possess similar credit characteristics. Investment in high yield bonds (which are sometimes referred to as "junk" bonds) involves substantial risk. Investments in high yield bonds will be made only when, in the judgment of the Investment Adviser, such securities provide attractive total return potential, relative to the risk of such securities, as compared to higher quality debt securities. Securities rated BB or lower by Standard & Poor's or Fitch or Ba or lower by Moody's are considered by those rating agencies to have varying degrees of speculative characteristics. Consequently, although high yield bonds can be expected to provide higher yields, such securities may be subject to greater market price fluctuations and risk of loss of principal than lower yielding, higher rated fixed income securities. The Global Opportunity and Growth Opportunity Portfolios will not invest in debt securities in the lowest rating categories (CC or lower for Standard & Poor's or Fitch or Ca or lower for Moody's) unless the Investment Adviser believes that the financial condition of the issuer or the protection afforded the particular securities is stronger than would otherwise be indicated by such low ratings.

See Appendix II--"Long Term and Short Term Obligation Ratings" for additional information regarding high yield bonds.

  High yield bonds may be issued by less creditworthy companies or by larger, highly leveraged companies and are frequently issued in corporate restructurings such as mergers and leveraged buyouts. Such securities are particularly vulnerable to adverse changes in the issuer's industry and in general economic conditions. High yield bonds frequently are junior obligations of their issuers, so that in the event of the issuer's bankruptcy, claims of the holders of high yield bonds will be satisfied only after satisfaction of the claims of senior security holders. While the high yield bonds in which the portfolios may invest normally do no include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after the Portfolios purchase a particular security, in which case the Portfolios may experience losses and incur costs.

  High yield bonds tend to be more volatile than higher rated fixed income securities so that adverse economic events may have a greater impact on the prices of high yield bonds than on higher rated fixed income securities. Like higher rated fixed income securities, high yield bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the high yield bond market which may be less liquid than the market for higher rated fixed income securities even under normal economic conditions. Also, there may be significant disparities in the prices quoted for high yield bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market and may cause the prices the Portfolio receives for its high yield bonds to be reduced, or the Portfolios may experience difficulty in liquidating a portion of its portfolio. Under such conditions, judgment may play a greater role in valuing certain of the Portfolios' securities than in the case of securities trading in a more liquid market.

Investments in Securities Denominated in Foreign Currencies

  The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios may invest in securities denominated in currencies other than the U.S. dollar. In selecting securities denominated in foreign currencies, the Investment Adviser will consider, among other factors, the effect of movement in currency exchange rates on the U.S. dollar value of such securities. An increase in the value of a currency will increase the total return to the Portfolio of securities denominated in such currency. Conversely, a decline in the value of the currency will reduce the total return. The Investment Adviser may seek to hedge all or a portion of a Portfolio's foreign securities through the use of forward foreign currency contracts, currency options, futures contracts and options thereon or derivative securities. See "Indexed and Inverse Securities" and "Portfolio Strategies Involving Options and Futures" below and Appendix I -- "Options and Futures Transactions."

Investments in Fixed Income Securities

  All of the Portfolios are authorized to invest in fixed income securities. To the extent a portfolio invests in fixed income securities, the net asset value of its shares will be affected by changes in the general level of interest rates. Typically, when interest rates decline, the value of a portfolio of fixed income securities can be expected to rise. Conversely, when interest rates rise typically the value of a portfolio of fixed income securities can be expected to decline.

Investments in Money Market Securities

  The Global Opportunity Portfolio may invest a significant portion of its assets in short term, high quality debt instruments. In addition, for temporary or defensive purposes or in anticipation of redemptions, each of the Portfolios is authorized to invest up to 100% of its assets in such money market instruments, including obligations of or guaranteed by the U.S. Government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by a nationally recognized rating agency or other fixed income securities deemed by the Investment Adviser to be consistent with the objectives of the Portfolio, or the Portfolio may hold its assets in cash. The obligations of commercial banks may be issued by U.S. banks, foreign branches of U.S. banks ("Eurodollar" obligations) or U.S. branches of foreign banks ("Yankeedollar" obligations). Except during extraordinary periods, the Growth Opportunity Portfolio would not expect that such securities or cash held for redemptions would exceed 20% of its total assets.

When Issued Securities, Delayed Delivery Securities and Forward Commitments

  Each Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. Each Portfolio may also purchase or sell securities on a delayed delivery basis. Each Portfolio may also purchase or sell securities through a forward commitment. These transactions involve the purchase or sale of securities by a Portfolio at an established price with payment and delivery taking place in the future. A Portfolio enters into these transactions to obtain what is considered an advantageous price to the Portfolio at the time of entering into the transaction. The Portfolio has not established any limit on the percentage of its assets that may be committed in connection with these transactions. When the Portfolio purchases securities in these transactions, the Portfolio segregates liquid securities in an amount equal to the amount of its purchase commitments.

  There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Portfolio's purchase price. The Portfolio may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

Standby Commitment Agreements

  Each Portfolio may enter into standby commitment agreements. These agreements commit a Portfolio, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to the Portfolio at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Portfolio will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Portfolio. The Portfolio will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. The Portfolio segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

  There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfolio may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

  The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of the Portfolio's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Repurchase Agreements and Purchase and Sale Contracts

  Each Portfolio may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Repurchase agreements and purchase and sale contracts may be entered into only with financial institutions which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. Under such agreements, the other party agrees, upon entering into the contract with a Portfolio, to repurchase the security at a mutually agreed upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, although such return may be affected by currency fluctuations. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, as a purchaser, a Portfolio will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement; the Portfolio does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Portfolio may suffer time delays and incur costs or possible losses in connection with disposition of the collateral.

  A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that the securities are owned by the Portfolio. In the event of a default under such a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Portfolio would be dependent upon intervening fluctuations of the market values of such securities and the accrued interest on the securities. In such event, the Portfolio would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. A Portfolio may not invest in repurchase agreements or purchase and sale contracts maturing in more than seven days if such investments, together with the Portfolio's other illiquid investments, would exceed 15% of the Portfolio's total assets.

Derivatives

  Each Portfolio may use instruments referred to as "Derivatives." Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil) or an index (a measure of value or rates, such as the Standard & Poor's Composite 500 Index or the prime lending rate). Derivatives allow the Portfolio to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments.

  The Portfolios may use the following types of derivative instruments and trading strategies:

 Indexed and Inverse Securities

  The Portfolios may invest in securities the potential return of which is based on an index. As an illustration, the Portfolios may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate. The Portfolios may also invest in a debt security which returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, the Portfolios may invest in securities the potential return of which is based inversely on the change in an index (that is, a security the value of which will move in the opposite direction of changes to an index). For example, the Portfolios may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Portfolios invest in such securities, they may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices. Indexed and inverse securities involve credit risk, and certain indexed and inverse securities may involve leverage risk, liquidity risk, and currency risk. The Portfolios may invest in indexed and inverse securities for hedging purposes only. When used for hedging purposes, indexed and inverse securities involve correlation risk.

 Portfolio Strategies Involving Options and Futures

  Each Portfolio may engage in various portfolio strategies to seek to increase its return through the use of listed or over-the-counter ("OTC") options on its portfolio securities and to hedge its portfolio against adverse movements in the markets in which it invests. Each Portfolio is authorized to write (i.e., sell) covered put and call options on its portfolio securities or securities in which it anticipates investing and purchase put and call options on securities. In addition, the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios may engage in transactions in stock index options, stock index futures and related options on such futures and may deal in forward foreign exchange transactions and foreign currency options and futures and related options on such futures. The Quality Bond, U.S. Government Securities, Global Opportunity and Growth Opportunity Portfolios may engage in transactions in interest rate futures and related options on such futures. Each of these portfolio strategies is described in more detail in "Appendix
I -- Options and Futures Transactions" attached to this Prospectus and in the Statement of Additional Information. Although certain risks are involved in options and futures transactions (as discussed in the Appendix), the Investment Adviser believes that, because the Portfolios will (i) write only covered options on portfolio securities or securities in which they anticipate investing and (ii) engage in other options and futures transactions only for hedging purposes, the options and portfolio strategies of the Portfolios will not subject any Portfolio to the risks frequently associated with the speculative use of options and futures transactions. While each Portfolio's use of hedging strategies is intended to reduce the volatility of the net asset value of shares of that Portfolio, each Portfolio's net asset value will fluctuate. There can be no assurance that any Portfolio's hedging transactions will be effective. Furthermore, each Portfolio will only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in the equity or debt markets, interest rates or currency exchange rates occur. Additional information on these Derivatives is set forth in Appendix I to the Statement of Additional Information.

 Writing of Covered Call Options

  Each Portfolio may from time to time write (i.e., sell) covered call options on its portfolio securities or on securities indices, the performance of which is substantially correlated to the securities held in its portfolio, and may enter into closing purchase transactions with respect to certain of such options. A call option is considered covered where the writer of the option owns the underlying securities. By writing a covered call option, the Portfolio, in return for the premium income realized from the sale of the option may give up the opportunity to profit from a price increase in the underlying security above the option exercise price. In addition, the Portfolio will not be able to sell the underlying security until the option expires, is exercised or the Program effects a closing purchase transaction as described below. A closing purchase transaction cancels out the Program's position as the writer of an option by means of an offsetting purchaser of an identical option prior to the expiration of the option it has written. If the option expires unexercised, the Program realizes a gain in the amount of the premium received for the option which may be offset by a decline in the market price of the underlying security during the option period. The use of covered call options is not a primary investment technique of any of the Portfolios and such options normally will be written on underlying securities as to which management does not anticipate significant short term capital appreciation. In its use of options, the Program's Investment Adviser has access to personnel of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with extensive experience in options research and strategy. No Portfolio may write covered options on underlying securities exceeding 15% of that Portfolio's total assets.

  All options referred to herein and in the Program's Prospectus are options issued by The Options Clearing Corporation (the "Clearing Corporation") which are currently traded on the Chicago Board Options Exchange, American Stock Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange or New York Stock Exchange ("NYSE"). An option gives the purchaser of the option the right to buy, and obligates the writer (seller) to sell the underlying security at the exercise price during the option period. The option period normally ranges from three to nine months from the date the option is written. For writing an option, the Program receives a premium, which is the price of such option on the exchange on which it is traded. The exercise price of the option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

  The writer may terminate its obligation prior to the expiration date of the option by executing a closing purchase transaction which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction ordinarily will be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. An option may be closed out only on an exchange which provides a secondary market for an option of the same series and there is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer unable to effect a closing purchase transaction will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer will be subject to the risk of market decline in the underlying security during such period. A Portfolio will write an option on a particular security only if management believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Portfolio to make a closing purchase transaction in order to close out its position.

  Due to the relatively short time that exchanges have been dealing with options, options involve risks of possible unforeseen events which can be disruptive to the option markets or could result in the institution of certain procedures, including restriction of certain types of orders.

Securities Lending

  Each portfolio may lend securities with a value not exceeding 33 1/3% of its total assets. In return, each Portfolio receives collateral in an amount equal to at least 100% of the current market value of the loaned securities in cash or securities issued or guaranteed by the U.S. Government. This limitation is a fundamental policy and it may not be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940. The Portfolio receives securities as collateral for the loaned securities and the Portfolio and the borrower negotiate a rate for the loan premium to be received by the Portfolio for the loaned securities, which increases the Portfolio's yield. The Portfolio may receive a flat fee for its loans. The loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

Illiquid or Restricted Securities

  Each Portfolio may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Portfolio's assets in illiquid securities may restrict the ability of a Portfolio to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Portfolio's operations require cash, such as when a Portfolio redeems shares or pays dividends, and could result in a Portfolio borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

  Each Portfolio may invest in securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "Securities Act"). Restricted securities may be sold in private placement transactions between the issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Program or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, a Portfolio may be required to bear the expenses of registration. Certain of a Portfolio's investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Portfolio may obtain access to material nonpublic information which may restrict a Portfolio's ability to conduct portfolio transactions in such securities.

  Although not a fundamental policy, each Portfolio will include OTC options and securities underlying such options (to the extent provided under "Restrictions on OTC Options" in Appendix I hereto) in calculating the amount of its assets subject to the limitation on restricted securities. No Portfolio will change or modify this policy prior to the change or modification by the Commission staff of its positions regarding OTC options.

144A Securities

  A Portfolio may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Board has determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Program's Board. The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board will carefully monitor each Portfolio's investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

Portfolio Transactions

  Subject to policies established by the Board of Directors of the Program, the Investment Adviser is primarily responsible for the Program's portfolio decisions and the execution of the Program's portfolio transactions. With respect to such transactions, the Investment Adviser seeks to obtain the best results for each Portfolio, taking into account such factors as price (including the applicable fee, brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved, the firm's risk in positioning a block of securities and the provision of supplemental investment research by the firm. While the Investment Adviser generally seeks reasonably competitive fees, commissions or spreads, the Portfolios will not necessarily be paying the lowest fee, commission or spread available. The Board of Directors of the Program has adopted procedures to ensure that brokerage transactions with affiliated persons, including the frequency of such transactions, the receipt of commissions payable and the selection of the broker effecting the transactions, are fair and reasonable to the Program's shareholders.

  The fixed income securities and certain equity securities in which the Portfolios will invest are traded in the OTC markets, and where possible the Portfolios intend to deal directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Under the Investment Company Act, except as permitted by exemptive order, persons affiliated with the Program are prohibited from dealing with any Portfolio as principal in the purchase and sale of securities. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own account, the Portfolios will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. In addition, the Portfolios may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Directors of the Program which either comply with rules adopted by the Commission or with interpretations of the Commission staff. Affiliated persons of the Program may serve as its broker in OTC transactions conducted on an agency basis.

  No Portfolio has any obligation to deal with any broker or dealer in the execution of its portfolio transactions. Subject to obtaining the best price and execution, securities firms, including Merrill Lynch, which provide supplemental investment research to the Investment Adviser may receive orders for transactions by the Portfolios. Information so received is in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research received by the Investment Adviser also may be used in connection with other investment advisory accounts of the Investment Adviser and its affiliates. Each Portfolio will pay brokerage fees to Merrill Lynch in connection with portfolio transactions executed on its behalf by Merrill Lynch.

  The Program anticipates that its brokerage transactions involving securities of companies domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions are generally higher than in the United States although the Portfolios will endeavor to achieve the best net results in effecting such transactions. There is generally less governmental supervision and regulation of foreign stock exchanges and brokers than in the United States.

Borrowings and Leverage

  The Program may borrow up to 33 1/3% of its total assets, taken at market value, but only from banks as a temporary measure for extraordinary or emergency purposes, including to meet redemptions (so as not to force the Program to liquidate securities at a disadvantageous time) or to settle securities transactions. The Program will not purchase securities at any time when borrowings exceed 5% of its total assets, except (a) to honor prior commitments or (b) to exercise subscription rights when outstanding borrowings have been obtained exclusively for settlements of other securities transactions. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Program. Such leveraging increases the Program's exposure to capital risk, and borrowed funds are subject to interest costs that will reduce net income.

  The use of leverage by a Portfolio creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of a Portfolio's shares and in the yield on any Portfolio. Although the principal of such borrowings will be fixed, a Portfolio's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for a Portfolio which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Portfolio will have to pay on the borrowings, a Portfolio's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Portfolio will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain a Portfolio's leveraged position if it expects that the benefits to a Portfolio's shareholders of maintaining the leveraged position will outweigh the current reduced return.

  Certain types of borrowings by a Portfolio may result in a Portfolio being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Investment Adviser from managing a Portfolio in accordance with a Portfolio's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Portfolio to dispose of portfolio investments at a time when it may be disadvantageous to do so.

  A Portfolio at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace. [As discussed under "Management and Advisory Arrangements," the fee paid to the Investment Adviser will be calculated on the basis of the Program's assets including proceeds from borrowings.]

Non-Diversified Status

  The Growth Opportunity Portfolio is classified as non-diversified within the meaning of the Investment Company Act of 1940, as amended (the "Investment Company Act"), which means that the Portfolio is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. The Portfolio's investments are limited, however, in order to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). See "Taxes." To qualify, the Portfolio will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and the Portfolio will not own more than 10% of the outstanding voting securities of a single issuer. A fund which elects to be classified as "diversified" under the Investment Company Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets. To the extent that the Portfolio assumes large positions in the securities of a small number of issuers, the Portfolio's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Portfolio may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

Suitability

  The economic benefit from an investment in the Growth Opportunity Portfolio depends upon many factors beyond the control of the Portfolio, the Investment Adviser and its affiliates. Because of the proportion of its assets that may be invested in the obligations of a single issuer, the Portfolio should be considered as a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares of the Program will depend upon, among other things, such investor's investment objectives and ability to accept the risks of investing in such industry including the risk of a loss of principal.

Investment Restrictions

  In addition to the investment restrictions set forth in the Prospectus, each of the Portfolios has adopted a number of fundamental and non-fundamental investment policies and restrictions. The fundamental policies and restrictions set forth below may not be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or
(ii) more than 50% of the outstanding shares). Unless otherwise provided, all references to the assets of the Portfolios below are in terms of current market value. The Portfolios may not:

    1. Make any investment inconsistent with the Portfolio's classification as a diversified company under the Investment Company Act. This investment restriction does not apply to Growth Opportunity Portfolio which is non-diversified. See "Investment Objectives and Policies -- Growth Opportunity Portfolio."

    2. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

    3. Make investments for the purpose of exercising control or management.

    4. Purchase or sell real estate, except that, to the extent permitted by applicable law, a Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

    5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Program's Prospectus and Statement of Additional Information, as they may be amended from time to time.

    6. Issue senior securities to the extent such issuance would violate applicable law.

    7. Borrow money, except that (i) a Portfolio may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) a Portfolio may purchase securities on margin to the extent permitted by applicable law. A Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by such Portfolio's investment policies as set forth in the Program's Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies. No Portfolio will purchase securities while borrowings exceed 5% of its assets. None of the Portfolios has a present intention to borrow money in amounts exceeding 5% of its assets.

    8. Underwrite securities of other issuers except insofar as a Portfolio technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

    9. Purchase or sell commodities or contracts on commodities, except to the extent that a Portfolio may do so in accordance with applicable law and the Program's Prospectus and Statement of Additional Information, as they may amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

  Additional investment restrictions adopted by the Portfolios, which may be changed by the Program's Board of Directors, without approval of the Program's shareholders, provide that the Portfolios may not:

    a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Portfolios will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(l)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act at any time the Portfolios' shares are owned by another investment company that is part of the same group of investment companies as the Program.

    b. Make short sales of securities or maintain a short position, except to the extent permitted by applicable law.

    c. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Directors of the Program has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (a "Rule 144A security") and determined to be liquid by the Program's Board of Directors are not subject to the limitations set forth in this investment restriction.

    d. Notwithstanding fundamental investment restriction (7) above, borrow amounts in excess of 10% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Portfolio shares. A Portfolio will not purchase securities while borrowings exceed 5% (taken at market value) of its total assets.

  Portfolio securities of the Program generally may not be purchased from, sold or loaned to the Investment Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

  The staff of the Commission has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover from written OTC options are illiquid securities. Therefore, each Portfolio has adopted an investment policy pursuant to which it will not purchase or sell OTC options if, as a result of any such transaction, the sum of the market value of OTC options currently outstanding that are held by the Portfolio, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Portfolio and margin deposits on the Portfolio's existing OTC options on financial futures contracts, exceeds 15% of the net assets of a Portfolio, taken at market value, together with al other assets of a Portfolio that are illiquid or are not otherwise readily marketable. However, if the OTC option is sold by a Portfolio to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if a Portfolio has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then a Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of each Portfolio and may be amended by the Board of Directors of a Portfolio without the approval of the Portfolio's shareholders. However, a Portfolio will not change or modify this policy prior to the change or modification by the Commission staff of its position.

  Because of the affiliation of Merrill Lynch with the Investment Adviser, each Portfolio is prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Without such an exemptive order each Portfolio would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.

Portfolio Turnover

  Fundamental Value Portfolio. The rate of portfolio turnover is not a limiting factor and, given the Portfolio's investment policies, it is anticipated that there may be periods when high portfolio turnover will exist. The use of covered call options at times when the underlying securities are appreciating in value may result in higher portfolio turnover. The Portfolio pays brokerage commissions in connection with writing call options and effecting closing purchase transactions, as well as in connection with purchases and sales of portfolio securities. The portfolio turnover rate for each of the Portfolios is calculated by dividing the lesser of the Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of all securities with maturities at the time of acquisition of one year or less) by the monthly average value of the securities in the portfolio during the year.

  Quality Bond Portfolio. The rate of portfolio turnover is not a limiting factor when management deems it appropriate to purchase or sell securities. During periods when interest rates fluctuate significantly, as they have during the past few years, the portfolio turnover rate may be substantially higher. In any particular year, however, market conditions could result in portfolio activity at a greater or lesser rate than anticipated. A high rate of portfolio turnover results in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Portfolio.

  U.S. Government Securities Portfolio. The Investment Adviser will effect portfolio transactions without regard to any holding period if, in its judgment, such transactions are advisable in light of a change in general market, economic or financial conditions. A high portfolio turnover rate involves correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Portfolio. See "Portfolio Transactions and Brokerage -- Portfolio Turnover."

  Global Opportunity Portfolio. While it is the policy of the Portfolio generally not to engage in trading for short term gains, the Investment Adviser will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or due to general market, economic or financial conditions. A high rate of portfolio turnover results in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Portfolio.

  Growth Opportunity Portfolio. While the Portfolio generally does not expect to engage in trading for short term gains, it will effect portfolio transactions without regard to holding period if, in its management's judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. A high rate of portfolio turnover results in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Portfolio.

                           MANAGEMENT OF THE PROGRAM

Directors and Officers

  The Board of Directors of the Program consists of six individuals, five of whom are not "interested persons" of the Program as defined in the Investment Company Act (the "non-interested Directors"). The Directors are responsible for the overall supervision of the operations of the Program and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

  Information about the Directors, executive officers and the portfolio manager of the Program, including their ages and their principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of each Director, executive officer and the portfolio manager is P.O. Box 9011, Princeton, New Jersey 08543-9011.

  Terry K. Glenn (58) -- President and Director (1) (2) -- Executive Vice President of the Investment Adviser and FAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

  Arthur Zeikel (66) -- Director(1)(2) -- Chairman of the Investment Adviser and Fund Asset Management, L.P. ("FAM") (which terms as used herein include their corporate predecessors) from 1997 to 1999; President of the Investment Adviser and FAM from 1977 to 1997; Chairman of Princeton Services, Inc. ("Princeton Services") from 1997 to 1999 and Director thereof from 1993 to 1999; President of Princeton Services from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") from 1990 to 1999.

  Joe Grills (64) -- Director(2) -- P.O. Box 98, Rapidan, Virginia 22733. Member of the Committee of Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA") since 1986; Member of CIEBA's Executive Committee since 1988 and its Chairman from 1991 to 1992; Assistant Treasurer of International Business Machines Incorporated ("IBM") and Chief Investment Officer of IBM Retirement Funds from 1986 until 1993; Member of the Investment Advisory Committees of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute since 1997; Director, Duke Management Company since 1992 and elected Vice Chairman in May 1998; Director, LaSalle Street Fund since 1995; Director, Hotchkis and Wiley Mutual Funds since 1996; Director, Kimco Realty Corporation since 1997; Member of the Investment Advisory Committee of the Virginia Retirement System since 1998 Director, Montpelier Foundation since December 1998.

  Walter Mintz (70) -- Director(2) -- 1114 Avenue of the Americas, New York, New York 10036. Special Limited Partner of Cumberland Associates (investment partnership) since 1982.

  Robert S. Salomon, Jr. (62) -- Director(2) -- 106 Dolphin Cove Quay, Stamford, Connecticut 06902. Principal of STI Management (investment adviser) since 1994; Trustee, The Common Fund since 1980; Chairman and CEO of Salomon Brothers Asset Management from 1992 until 1995; Chairman of Salomon Brothers equity mutual funds from 1992 until 1995; Monthly columnist with Forbes magazine since 1992; Director of Stock Research and U.S. Equity Strategist at Salomon Brothers from 1975 until 1991.

  Melvin R. Seiden (68) -- Director(2) -- 780 Third Avenue, Suite 2502, New York, New York 10017. Director of Silbanc Properties, Ltd. (real estate, investment and consulting) since 1987; Chairman and President of Seiden & de Cuevas, Inc. (private investment firm) from 1964 to 1987.

  Stephen B. Swensrud (65) -- Director(2) -- 24 Federal Street, Suite 400, Boston, Massachusetts 02110. Chairman of Fernwood Advisors (investment adviser) since 1996; Principal, Fernwood Associates (financial consultant) since 1975.

  Lawrence R. Fuller (58) -- Senior Vice President and Portfolio Manager (1) -- First Vice President of the Investment Adviser since 1997 and Vice President of the Investment Adviser from 1992 to 1997.

  Donald C. Burke (38) -- Vice President and Treasurer (1) (2) -- Senior Vice President and Treasurer of the Investment Adviser and FAM since 1999; First Vice President of the Investment Adviser from 1997 to 1999; Vice President of the Investment Adviser from 1990 to 1997; Director of Taxation of the Investment Adviser since 1990; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of PFD since 1999.

  Barbara G. Fraser (54) -- Secretary (1) (2) -- First Vice President of the Investment Adviser since 1996; Vice President of the Investment Adviser from 1994 until 1996.
--------
(1) Interested Person, as defined in the Investment Company Act, of the Program.
(2) Such Director or officer is a director, trustee or officer of one or more investment companies for which the Investment Adviser, or its affiliate FAM, acts as investment adviser or manager.

  As of March 1, 1999, the Directors and the officers of the Program as a group (11 persons) owned an aggregate of less than 1% of the outstanding shares of the Program. At such date, Mr. Zeikel, a Director and officer of the Program, and the other officers of the Program owned an aggregate of less than 1% of the outstanding shares of common stock of ML & Co.

Compensation of Directors

  The Program pays each non-interested Director a fee of $      per year plus
$    per meeting attended. The Program also compensates members of its Audit and Nominating Committee (the "Committee"), which consists of all the non-
interested Directors, a fee of $      per year plus $    for each Committee
meeting attended. The Program reimburses each non-interested Director for his out-of-pocket expenses relating to attendance at Board and Committee meetings.

  The following table shows the compensation earned by the non-interested Directors for the fiscal year ended January 31, 1999 and the aggregate compensation paid to them from all registered investment companies advised by the Investment Adviser and its affiliate, FAM ("MLAM/FAM-advised funds"), for the calender year ended December 31, 1998.

                                                                                          Aggregate
                                                        Pension or        Estimated   Compensation from
                                                    Retirement Benefits    Annual     Program and Other
                         Position with Compensation Accrued as Part of  Benefits upon     MLAM/FAM-
Name                        Program    from Program   Program Expense    Retirement   Advised Funds(1)
----                     ------------- ------------ ------------------- ------------- -----------------
Joe Grills..............   Director       $ --             None             None          $186,333
Walter Mintz............   Director       $ --             None             None          $178,583
Robert S. Salomon,
 Jr. ...................   Director       $ --             None             None          $178,583
Melvin R. Seiden........   Director       $ --             None             None          $178,583
Stephen B. Swensrud.....   Director       $ --             None             None          $195,583

--------
(1)  The Directors serve on the boards of MLAM/FAM-advised funds as follows:
     Joe Grills (22 registered investment companies consisting of 51 portfolios), Walter Mintz (21 registered investment companies consisting of 42 portfolios), Robert S. Salomon, Jr. (21 registered investment companies consisting of 42 portfolios), Melvin R. Seiden (21 registered investment companies consisting of 42 portfolios), Stephen B. Swensrud (24 registered investment companies consisting of 57 portfolios).

  Directors of the Program may purchase Class A shares of the Program at net asset value. See "Purchase of Shares -- Initial Sales Charge Alternatives --
 Class A and Class D Shares -- Reduced Initial Sales Charges -- Purchase Privilege of Certain Persons."

Management and Advisory Arrangements

  Management Services. The Investment Adviser provides the Program with investment advisory and management services. Subject to the supervision of the Board of Directors, the Investment Adviser is responsible for the actual management of the Program's portfolio and constantly reviews the Program's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser. The Investment Adviser performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Program.

  Management Fee. As compensation for its services to the Portfolios, the Investment Adviser will receive from each Portfolio a monthly fee based on the average daily value of that Portfolio's net assets at the following annual rates:

                                         U.S.
Fundamental        Quality            Government             Global                Growth
   Value            Bond              Securities           Opportunity           Opportunity
 Portfolio        Portfolio           Portfolio             Portfolio             Portfolio
-----------       ---------           ----------           -----------           -----------
   0.65%            0.50%               0.50%                 0.75%                 0.65%

  The table below sets forth for the periods indicated, the total advisory fee paid by each Portfolio to the Investment Adviser:

                                                         Fee Amount ($)
                                                    ---------------------------
                                                    For the fiscal year ended
                                                    ---------------------------
     Portfolio                                      1999    1998       1997
     ---------                                      ---------------- ----------
     Fundamental Value.............................   --  $  428,666 $  284,074
     Quality Bond..................................   --      48,576     40,461
     U.S. Government Securities....................   --      55,861     52,827
     Global Opportunity............................   --     411,965    255,998
     Growth Opportunity............................   --     176,230     57,884

  Payment of Program Expenses. The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Program connected with investment and economic research, trading and investment management of the Program, as well as the fees of all Directors of the Program who are affiliated persons of ML & Co. or any of its affiliates. The Program pays all other expenses incurred in the operation of the Program, including among other things: taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports, prospectuses and statements of additional information, except to the extent paid by Merrill Lynch Funds Distributor, a division of PFD (the "Distributor"); charges of the custodian and the transfer agent; expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal and state securities laws; fees and expenses of unaffiliated Directors; accounting and pricing costs (including the daily calculations of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Program. Accounting services are provided for the Program by the Investment Adviser and the Program reimburses the Investment Adviser for its costs in connection with such services. See "Purchase of Shares --
 Distribution Plans."

  Organization of the Investment Adviser. The Investment Adviser is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Investment Adviser as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

  The Investment Adviser has also entered into sub-advisory agreements with respect to Fundamental Value Portfolio, Global Opportunity Portfolio and Growth Opportunity Portfolio with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to each Portfolio in an amount to be determined from time to time by the Investment Adviser and MLAM U.K. but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Program pursuant to the Investment Advisory Agreement. The following entities may be considered "controlling persons" of MLAM U.K.: Merrill Lynch Europe PLC (MLAM U.K.'s parent), a subsidiary of Merrill Lynch International Holdings, Inc., a subsidiary of Merrill Lynch International, Inc., a subsidiary of ML & Co.

  Duration and Termination. Unless earlier terminated as described herein, the Investment Advisory Agreement for each Portfolio will remain in effect from year to year if approved annually (a) by the Board of Directors of the Program or by a majority of the outstanding shares of the subject Portfolio and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contracts are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by vote of the shareholders of the Portfolios.

  Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Program's Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $11.00 per Class A or Class D account and $14.00 per Class B or Class C account and is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

  Distribution Expenses. The Portfolio has entered into four separate distribution agreements with the Distributor in connection with the continuous offering of each class of shares of the Portfolio (the "Distribution Agreements"). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of the Portfolio. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement described above.

Code of Ethics

  The Board of Directors of the Program has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act which incorporates the Code of Ethics of Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

  The Codes require that all employees of the Investment Adviser pre-clear any personal securities investment (with limited exceptions, such as government securities). The pre-clearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Program within periods of trading by the Program in the same (or equivalent) security (15 or 30 days depending upon the transaction.)

                              PURCHASE OF SHARES

  Reference is made to "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.

  The Program offers shares solely to holders of IRAs for which Merrill Lynch acts as custodian, including individual retirement rollover accounts, Roth IRAs, SEP-IRAs, SRA-IRAs and to CBA(R) and CMA(R) accounts established pursuant to the Uniform Gifts to Minors Acts or the Uniform Transfers to Minors Acts (or similar state statutes).

  The Distributor, an affiliate of each of the Investment Adviser and Merrill Lynch, acts as the distributor of the shares of each Portfolio. Shares of the Portfolios are offered continuously for sale by the Distributor and other eligible securities dealers (including Merrill Lynch). Shares of the Portfolios may be purchased from securities dealers. The minimum initial purchase is $100, and the minimum subsequent purchase is $1.

  The Program offers shares of the Portfolios in four classes at a public offering price equal to the next determined net asset value per share plus sales charges imposed either at the time of purchase or on a deferred basis depending upon the class of shares selected by the investor under the Merrill Lynch Select PricingSM System, as described below. The applicable offering price for purchase orders is based upon the net asset value of the Portfolio next determined after receipt of the purchase orders by the Distributor. As to purchase orders received by securities dealers prior to the close of business on the NYSE (generally, 4:00 P.M., Eastern time), which includes orders received after the close of business on the previous day, the applicable offering price will be based on the net asset value as of 15 minutes after the close of business on the NYSE, on the day the orders are placed with the Distributor, provided the orders are received by the Distributor prior to 30 minutes after the close of business on the NYSE on that day. If the purchase orders are not received by the Distributor prior to 30 minutes after the close of business on the NYSE such orders shall be deemed received on the next business day. The Program or the Distributor may suspend the continuous offering of any Portfolio's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by the Distributor or the Program. Neither the Distributor nor the dealers are permitted to withhold placing orders to benefit themselves by a price change. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a sale of shares to such customers.

  The Merrill Lynch Select PricingSM System is used by more than 50 registered investment companies advised by MLAM or FAM. Funds advised by MLAM or FAM that utilize the Merrill Lynch Select PricingSM System are referred to herein as "Select Pricing Funds." Each Portfolio issues four classes of shares under the Merrill Lynch Select PricingSM System, which permits each investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. Shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales charge or to have the entire initial purchase price invested in the Portfolio with the investment thereafter being subject to a CDSC and ongoing distribution fees.

  Shareholders considering transferring an IRA, CBA(R) account or CMA SubAccountSM in which Program shares are held from Merrill Lynch to another brokerage firm or financial institution should be aware that shares of the Portfolios may only be held in a Merrill Lynch custodied IRA or a CMA(R) account or CMA SubAccountSM established pursuant to the Uniform Gifts to Minors Acts or Uniform Transfers to Minors Acts (or similar state statutes). Prior to any such transfer, a shareholder must either redeem the shares (paying any applicable CDSC), so that the cash proceeds can be transferred to the account at the new firm or exchange the shares for shares of another Select Pricing Fund pursuant to the exchange privilege. It is possible, however, that the firm to which the account is to be transferred will not take delivery of shares of such other Select Pricing Fund, in which case the shareholder would have to redeem these shares (paying any applicable CDSC) so that the cash proceeds can be transferred or continue to maintain an IRA, CBA(R) account or CMA SubAccountSM at Merrill Lynch for those shares.

  Cash balances of participants who elect to have such funds automatically invested in shares of a Portfolio will be invested as follows. Cash balances arising from the sale of securities held in the IRA account which do not settle on the day of the transaction (such as most common and preferred stock transactions) become available to the Program and will be invested in shares of a Portfolio on the business day following the day that proceeds with respect thereto are received in the IRA account. Proceeds giving rise to cash balances from the sale of securities held in the IRA account settling on a same day basis and from principal repayments on debt securities held in the account become available to the Program and will be invested in shares of a Portfolio on the next business day following receipt. Cash balances arising from dividends or interest payments on securities held in the IRA account or from a contribution to the IRA account are invested in shares of the Portfolios on the business day following the date the payment is received in the IRA account.

  Merrill Lynch has advised the Program that it will not charge an annual account fee upon any IRA, UGMA, UTMA accounts in a CBA(R) account or CMA SubAccountSM which participates in the Merrill Lynch Asset BuilderSM Service, provided the account receives additional contributions of $250 annually and is invested solely in one or more of the Program's Portfolios, a money market fund advised by the Investment Adviser or its affiliates or a bank deposit program administered by Merrill Lynch. Merrill Lynch has further advised the Program that it will not charge an annual account fee under certain other circumstances. If, however, a shareholder of any of the Portfolios exchanges any of his or her shares of a Portfolio for shares of another Select Pricing Fund, Merrill Lynch will reinstate the IRA, CBA(R) or CMA SubAccountSM annual account fee, as the case may be. For information about current IRA fees charged by Merrill Lynch, consult the applicable Merrill Lynch IRA disclosure schedule. For information about the current CBA(R) fees charged by Merrill Lynch, consult the Capital BuilderTM Account Program description. For information about current CMA SubAccountSM fees charged by Merrill Lynch, consult the Cash Management Account(R) Program description.

  Each Class A, Class B, Class C and Class D share of a Portfolio represents an identical interest in the same investment portfolio and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees, and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The deferred sales charges, distribution and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class D shares, will be imposed directly against those classes and not against all assets of the Portfolio and, accordingly, such charges will not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. The proceeds from the account maintenance fees are used to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing continuing account maintenance activities. Dividends paid by a Portfolio for each class of shares will be calculated in the same manner at the same time and will differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Class B, Class C and Class D shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution Plan). See "Distribution Plans" below. Each class has different exchange privileges. See "Shareholder Services -- Exchange Privilege." If pursuant to the exchange privilege, shares of any Portfolio are exchanged for shares of a fund other than a Portfolio of the Program, money market fund advised by the Investment Adviser or its affiliates or a bank deposit program administered by Merrill Lynch, then the imposition of the IRA, CBA(R) or CMA SubAccountSM annual account fee, as the case may be, may result. For information about current IRA fees charged by Merrill Lynch, consult the applicable Merrill Lynch IRA disclosure schedule. For information about current CBA(R) fees charged by Merrill Lynch, consult the Capital BuilderTM Account Agreement. For more information about current CMA SubaccountSM fees charged by Merrill Lynch, consult the Cash Management Account(R) Agreement.

  The Program has entered into separate distribution agreements with the Distributor on behalf of each Portfolio in connection with the continuous offering of each class of shares of each of the Portfolios (the "Distribution Agreements"). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of the Portfolios. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provisions as the Management Agreement described above.

  Investors should understand that the purpose and function of the initial sales charges with respect to Class A and Class D shares are the same as those of the CDSCs and distribution fees with respect to Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of the Program. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares. Investors are advised that only Class A and Class D shares may be available for purchase through securities dealers, other than Merrill Lynch, that are eligible to sell shares.

Initial Sales Charge Alternatives -- Class A and Class D Shares

  Investors who prefer an initial sales charge alternative may elect to purchase Class D shares or, if an eligible investor, Class A shares, Investors choosing the initial sales charge alternative who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares. Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class B or Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class A or Class D shares, because over time the accumulated ongoing account maintenance and distribution fees on Class B or Class C shares may exceed the initial sales charge and, in the case of Class D shares, the account maintenance fee. Although some investors who previously purchased Class A shares may no longer be eligible to purchase Class A shares of other Select Pricing Funds, those previously purchased Class A shares, together with Class B, Class C and Class D share holdings, will count toward a right of accumulation which may qualify the investor for reduced initial sales charge on new initial sales charge purchases. In addition, the ongoing Class B and Class C account maintenance and distribution fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing Class D account maintenance fees will cause Class D shares to have a higher expense ratio, pay lower dividends and have a lower total return than Class A shares.

  The term "purchase," as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class A and Class D shares of the Portfolios, refers to a single purchase by an individual or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company," as that term is defined in the Investment Company Act, but does not include purchases by any such company that has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Portfolio or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

 Eligible Class A Investors

  Class A shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class A shares. Investors who currently own Class A shares are entitled to purchase additional Class A shares of a Portfolio in that account. Certain Employer Sponsored Retirement or Savings Plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by MLAM or any of its affiliates. Class A shares are available at net asset value to corporate warranty insurance reserve fund programs provided that the program has $3 million or more initially invested in Select Pricing Funds. Also eligible to purchase Class A shares at a net asset value are participants in certain investment programs including TMASM Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services, collective investment trusts for which Merrill Lynch Trust Company serves as trustee and certain purchases made in connection with certain fee-based programs. In addition, Class A shares are offered at net asset value to ML & Co. and its subsidiaries and their directors and employees and to members of the Boards of MLAM/FAM-advised investment companies. Certain persons who acquired shares of certain MLAM-advised closed-end funds in their initial offerings who wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in shares of a Portfolio also may purchase Class A shares of that Portfolio if certain conditions are met. In addition, Class A shares of a Portfolio and certain other Select Pricing Funds are offered at net asset value to shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. and, if certain conditions are met, to shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. who wish to reinvest the net proceeds from a sale of certain of their shares of common stock pursuant to a tender offer conducted by such funds in shares of a Portfolio and certain other Select Pricing Funds.

  The following table sets forth information regarding Class A and Class D sales charge information.

 Class A and Class D Sales Charge Information

                          Fundamental Value Portfolio

                               Class A Shares
   ------------------------------------------------------------------------
     For the
   fiscal year   Gross Sales Sales Charges Sales Charges CDSCs Received on
      ended        Charges    Retained by     Paid to      Redemption of
   January 31,    Collected   Distributor  Merrill Lynch Load-Waived Shares
   -----------   ----------- ------------- ------------- ------------------
      1999          $326          $16          $310             $ 0
      1998          $368          $18          $350             $ 0
      1997          $183          $ 9          $174             $ 0

                               Class D Shares
   ------------------------------------------------------------------------
     For the
   fiscal year   Gross Sales Sales Charges Sales Charges CDSCs Received on
      ended        Charges    Retained by     Paid to      Redemption of
   January 31,    Collected   Distributor  Merrill Lynch Load-Waived Shares
   -----------   ----------- ------------- ------------- ------------------
      1999         $41,048      $2,085        $38,963           $ 0
      1998         $35,731      $1,745        $33,986           $ 0
      1997         $34,665      $1,669        $32,996           $ 0

                             Quality Bond Portfolio

                               Class A Shares
   ------------------------------------------------------------------------
     For the
   fiscal year   Gross Sales Sales Charges Sales Charges CDSCs Received on
      ended        Charges    Retained by     Paid to      Redemption of
   January 31,    Collected   Distributor  Merrill Lynch Load-Waived Shares
   -----------   ----------- ------------- ------------- ------------------
      1999           $ 0          $ 0           $ 0             $ 0
      1998           $13          $ 1           $12             $ 0
      1997           $ 0          $ 0           $ 0             $ 0

                               Class D Shares
   ------------------------------------------------------------------------
     For the
   fiscal year   Gross Sales Sales Charges Sales Charges CDSCs Received on
      ended        Charges    Retained by     Paid to      Redemption of
   January 31,    Collected   Distributor  Merrill Lynch Load-Waived Shares
   -----------   ----------- ------------- ------------- ------------------
      1999         $3,790        $264         $3,526            $ 0
      1998         $2,692        $172         $2,520            $ 0
      1997         $4,677        $307         $4,370            $ 0

                      U.S. Government Securities Portfolio

                               Class A Shares
   ------------------------------------------------------------------------
     For the
   fiscal year   Gross Sales Sales Charges Sales Charges CDSCs Received on
      ended        Charges    Retained by     Paid to      Redemption of
   January 31,    Collected   Distributor  Merrill Lynch Load-Waived Shares
   -----------   ----------- ------------- ------------- ------------------
      1999           $ 0          $ 0           $ 0             $ 0
      1998           $ 0          $ 0           $ 0             $ 0
      1997           $ 0          $ 0           $ 0             $ 0

                               Class D Shares
   ------------------------------------------------------------------------
     For the
   fiscal year   Gross Sales Sales Charges Sales Charges CDSCs Received on
      ended        Charges    Retained by     Paid to      Redemption of
   January 31,    Collected   Distributor  Merrill Lynch Load-Waived Shares
   -----------   ----------- ------------- ------------- ------------------
      1999         $2,465        $207         $2,258            $ 0
      1998         $  611        $ 38         $  573            $ 0
      1997         $1,829        $120         $1,709            $ 0

                          Global Opportunity Portfolio

                               Class A Shares
   ------------------------------------------------------------------------
     For the
   fiscal year   Gross Sales Sales Charges Sales Charges CDSCs Received on
      ended        Charges    Retained by     Paid to      Redemption of
   January 31,    Collected   Distributor  Merrill Lynch Load-Waived Shares
   -----------   ----------- ------------- ------------- ------------------
      1999          $117          $ 5          $112             $ 0
      1998          $125          $ 6          $119             $ 0
      1997          $ 98          $ 3          $ 95             $ 0

                               Class D Shares
   ------------------------------------------------------------------------
     For the
   fiscal year   Gross Sales Sales Charges Sales Charges CDSCs Received on
      ended        Charges    Retained by     Paid to      Redemption of
   January 31,    Collected   Distributor  Merrill Lynch Load-Waived Shares
   -----------   ----------- ------------- ------------- ------------------
      1999         $15,145      $  724        $14,421           $ 0
      1998         $26,921      $1,226        $25,695           $ 0
      1997         $28,819      $1,415        $27,404           $ 0

                         Growth Opportunity Portfolio

                               Class A Shares
   ------------------------------------------------------------------------
     For the
   fiscal year   Gross Sales Sales Charges Sales Charges CDSCs Received on
      ended        Charges    Retained by     Paid to      Redemption of
   January 31,    Collected   Distributor  Merrill Lynch Load-Waived Shares
   -----------   ----------- ------------- ------------- ------------------
      1999          $171          $ 8          $163             $ 0
      1998          $ 25          $ 1          $ 24             $ 0
      1997          $  0          $ 0          $  0             $ 0

                               Class D Shares
   ------------------------------------------------------------------------
     For the
   fiscal year   Gross Sales Sales Charges Sales Charges CDSCs Received on
      ended        Charges    Retained by     Paid to      Redemption of
   January 31,    Collected   Distributor  Merrill Lynch Load-Waived Shares
   -----------   ----------- ------------- ------------- ------------------
      1999         $43,620      $2,177        $41,443           $ 0
      1998         $24,165      $1,165        $23,000           $ 0
      1997         $20,469      $1,004        $19,465           $ 0

  The Distributor may reallow discounts to selected dealers and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. Since securities dealers selling Class A and Class D shares of the Portfolios will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

 Reduced Initial Sales Charges

  Reinvested Dividends and Capital Gains. No initial sales charges are imposed upon Class A and Class D shares issued as a result of the automatic reinvestment of dividends or capital gains distributions.

  Right of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of a Portfolio subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of a Portfolio and of any other Select Pricing Funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

  Letter of Intent. Reduced sales charges are applicable to purchases aggregating $25,000 or more of the Class A or Class D shares of the Portfolios or any Select Pricing Funds made within a 13-month period starting with the first purchase pursuant to a Letter of Intent. The Letter of Intent is available only to investors whose accounts are established and maintained at the Program's Transfer Agent. The Letter of Intent is not available to employee benefit plans for which Merrill Lynch provides plan participant recordkeeping services. The Letter of Intent is not a binding obligation to purchase any amount of Class A or Class D shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class A and Class D shares of the Portfolios and of other Select Pricing Funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intent, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount does not equal the amount stated in the Letter of Intent (minimum of $25,000), the investor will be notified and must pay, within

20 days of the expiration of such Letter, the difference between the sales charge on the Class A or Class D shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A or Class D shares equal to at least 5.0% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least 5.0% of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to the further reduced percentage sales charge that would be applicable to a single purchase equal to the total dollar value of the Class A or Class D shares then being purchased under such Letter, but there will be no retroactive reduction of the sales charge on any previous purchase.

  The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intent will be deducted from the total purchases made under such Letter. An exchange from the Summit Cash Reserves Fund into a Portfolio that creates a sales charge will count toward completing a new or existing Letter of Intent from that Portfolio.

  TMASM Managed Trusts. Class A shares are offered at net asset value to TMASM Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services.

  Employee AccessSM Accounts. Provided applicable threshold requirements are met, either Class A or Class D shares are offered at net asset value to Employee AccessSM Accounts available through authorized employers. The initial minimum investment for such accounts is $500, except that the initial minimum investment for shares purchased for such accounts pursuant to the Automatic Investment Program is $50.

  Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements. Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class A or Class D shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments and/or the services provided by Merrill Lynch to the plan. Additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements is available toll-free from Merrill Lynch Business Financial Services at 1-800-237-7777.

  Purchase Privilege of Certain Persons. Directors of the Portfolios, members of the Boards of other MLAM-advised funds, ML & Co. and its subsidiaries (the term "subsidiaries," when used herein with respect to ML & Co., includes MLAM, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and their directors and employees, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class A Shares of a Portfolio at net asset value.

  Class D shares of a Portfolio are offered at net asset value, without a sales charge, to an investor that has a business relationship with a Financial Consultant who joined Merrill Lynch from another investment firm within six months prior to the date of purchase by such investor, if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of a Portfolio with proceeds from a redemption of shares of a mutual fund that was sponsored by the Financial Consultant's previous firm and was subject to a sales charge either at the time of purchase or on a deferred basis; and, second, the investor must establish that such redemption had been made within 60 days prior to the investment in that Portfolio and the proceeds from the redemption had been maintained in the interim in cash or a money market fund.

  Class D shares of a Portfolio are also offered at net asset value, without a sales charge, to an investor that has a business relationship with a Merrill Lynch Financial Consultant and that has invested in a mutual fund sponsored by a non-Merrill Lynch company for which Merrill Lynch has served as a selected dealer and where Merrill Lynch has either received or given notice that such arrangement will be terminated ("notice") if the following conditions are satisfied: first, the investor must purchase Class D shares of the Portfolio with proceeds from a redemption of shares of such other mutual fund and the shares of such other fund were subject to a sales charge either at the time of purchase or on a deferred basis; and, second, such purchase of Class D shares must be made within 90 days after such notice.

  Class D shares of a Portfolio are offered at net asset value, without a sales charge, to an investor that has a business relationship with a Merrill Lynch Financial Consultant and that has invested in a mutual fund for which Merrill Lynch has not served as a selected dealer if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of the Portfolio with proceeds from the redemption of shares of such other mutual fund and that such shares have been outstanding for a period of no less than six months; and, second, such purchase of Class D shares must be made within 60 days after the redemption and the proceeds from the redemption must be maintained in the interim in cash or a money market fund.

  Closed-End Fund Investment Option. Class A shares of a Portfolio and certain other Select Pricing Funds ("Eligible Class A Shares") are offered at net asset value to shareholders of certain closed-end funds advised by FAM or MLAM who purchased such closed-end fund shares prior to October 21, 1994 (the date the Merrill Lynch Select PricingSM System commenced operations) and wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in Eligible Class A Shares, if the conditions set forth below are satisfied. Alternatively, closed-end fund shareholders who purchased such shares on or after October 21, 1994 and wish to reinvest the net proceeds from a sale of their closed-end fund shares are offered Class A shares (if eligible to buy Class A shares) or Class D shares of the Portfolio and other Select Pricing Funds ("Eligible Class D Shares"), if the following conditions are met. First, the sale of closed-end fund shares must be made through Merrill Lynch, and the net proceeds therefrom must be immediately reinvested in Eligible Class A or Eligible Class D Shares. Second, the closed-end fund shares must either have been acquired in the initial public offering or be shares representing dividends from shares of common stock acquired in such offering. Third, the closed-end fund shares must have been continuously maintained in a Merrill Lynch securities account. Fourth, there must be a minimum purchase of $250 to be eligible for the investment option.

  Shareholders of certain MLAM-advised continuously offered closed-end funds may reinvest at net asset value the net proceeds from a sale of certain shares of common stock of such funds in shares of a Portfolio. Upon exercise of this investment option, shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. will receive Class A shares of that Portfolio and shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. will receive Class D shares of that Portfolio, except that shareholders already owning Class A shares of the Portfolio will be eligible to purchase additional Class A shares pursuant to this option, if such additional Class A shares will be held in the same account as the existing Class A shares and the other requirements pertaining to the reinvestment privilege are met. In order to exercise this investment option, a shareholder of one of the above-referenced continuously offered closed-end funds (an "eligible fund") must sell his or her shares of common stock of the eligible fund (the "eligible shares") back to the eligible fund in connection with a tender offer conducted by the eligible fund and reinvest the proceeds immediately in the designated class of shares of the Portfolio. This investment option is available only with respect to eligible shares as to which no Early Withdrawal Charge or CDSC (each as defined in the eligible fund's prospectus) is applicable. Purchase orders from eligible fund shareholders wishing to exercise this investment option will be accepted only on the day that the related tender offer terminates and will be effected at the net asset value of the designated class of the Portfolio on such day.

  Acquisition of Certain Investment Companies. The public offering price of Class D shares may be reduced to the net asset value per Class D share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company. The value of the assets or company acquired in a tax-free transaction may be adjusted in appropriate cases to reduce possible adverse tax consequences to a Portfolio that might result from an acquisition of assets having net unrealized appreciation that is disproportionately higher at the time of acquisition than the realized or unrealized appreciation of the Portfolio. The issuance of Class D shares for consideration other than cash is limited to bona fide reorganizations, statutory mergers or other acquisitions of portfolio securities that (i) meet the investment objectives and policies of the Portfolio; (ii) are acquired for investment and not for resale (subject to the understanding that the disposition of the Portfolio's securities shall at all times remain within its control); and (iii) are liquid securities, the value of which is readily ascertainable, which are not restricted as to transfer either by law or liquidity of market (except that the Portfolio may acquire through such transactions restricted or illiquid securities to the extent the Portfolio does not exceed the applicable limits on acquisition of such securities set forth under "Investment Objective and Policies" herein).

  Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

Deferred Sales Charge Alternatives -- Class B and Class C Shares

  Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in Select Pricing Funds.

  The public offering price of Class B and Class C shares for investors choosing the deferred sales charge alternatives is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. See "Pricing of Shares -- Determination of Net Asset Value" below.

  Because no initial sales charges are deducted at the time of the purchase, Class B and Class C shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made. The deferred sales charge alternatives may be particularly appealing to investors that do not qualify for the reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance fees and distribution fees; however, the ongoing account maintenance and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B and Class C shares. In addition, Class B shares will be converted into Class D shares after a conversion period of approximately eight years for the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios and approximately ten years for the Quality Bond and U.S. Government Securities Portfolios, and thereafter investors will be subject to lower ongoing fees.

 Contingent Deferred Sales Charges -- Class B Shares

  The Class B shares that are redeemed within four years of purchase may be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. In determining whether a CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest applicable rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends. It will be assumed that the redemption is first of shares held for over four years or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the four-year period. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

  The following table sets forth the Class B CDSC for each of the Portfolios:

                                                            CDSC as a Percentage
                                                              of Dollar Amount
     Year Since Purchase Payment Made                        Subject to Charge
     --------------------------------                       --------------------
     0-1...................................................         4.0%
     1-2...................................................         3.0%
     2-3...................................................         2.0%
     3-4...................................................         1.0%
     4 and thereafter......................................         None

  To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 2.0% (the applicable rate in the third year after purchase).

  The Class B CDSC may be waived on redemptions of shares in connection with certain post-retirement withdrawals from an Individual Retirement Account ("IRA") or other retirement plan or following the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability or, if later, reasonably promptly following completion of probate. The Class B CDSC may be waived on redemptions of shares by certain eligible 401(a) and eligible 401(k) plans. The CDSC may also be waived for any Class B shares that are purchased by eligible 401(k) or eligible 401(a) plans that are rolled over into a Merrill Lynch or Merrill Lynch Trust Company custodied IRA and held in such account at the time of redemption. The Class B CDSC may be waived for any Class B shares that were acquired and held at the time of the redemption in an Employee Access Account available through employers providing eligible 401(k) plans. The Class B CDSC may also be waived for any Class B shares that are purchased by a Merrill Lynch rollover IRA that was funded by a rollover from a terminated 401(k) plan managed by the MLAM Private Portfolio Group and held in such account at the time of redemption. The Class B CDSC may be waived or its terms may be modified in connection with certain fee-based programs. The Class B CDSC may also be waived in connection with involuntary termination of an account in which Portfolio shares are held or for redemptions through the Merrill Lynch Systematic Redemption Plan. See "Shareholder Services -- Systematic Redemption Plans" or "Systematic Redemption Program." See "Shareholder Services -- Fee-Based Programs."

  Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements. Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class B shares with a waiver of the CDSC upon redemption, based on the number of employees or number of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments and/or the services provided by Merrill Lynch to the plan. Such Class B shares will convert into Class D shares approximately ten years after the plan purchases the first share of any Select Pricing Fund. Minimum purchase requirements may be waived or varied for such plans. Additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements is available toll-free from Merrill Lynch Business Financial Services at 1-800-237-7777.

  Conversion of Class B Shares to Class D Shares. After approximately eight years in the case of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios and ten years in the case of the Quality Bond and U.S. Government Securities Portfolios (the "Conversion Period"), Class B shares will be converted automatically into Class D shares of the Portfolio. Class D shares are subject to an ongoing account maintenance fee of 0.25% of the average daily net assets of the Portfolio but are not subject to the distribution fee that is borne by Class B shares. Automatic conversion of Class B shares into Class D shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset value of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for Federal income tax purposes.

  In addition, shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class D shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at the Conversion Date the conversion of Class B shares to Class D shares of a Portfolio in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of that Portfolio held in the account on the Conversion Date will be converted to Class D shares of that Portfolio.

  In general, Class B shares of equity Select Pricing Funds will convert approximately eight years after initial purchase and Class B shares of taxable and tax-exempt fixed income Select Pricing Funds will convert approximately ten years after initial purchase. If, during the Conversion Period, a shareholder exchanges Class B shares with an eight-year Conversion Period for Class B shares with a ten-year Conversion Period, or vice versa, the Conversion Period applicable to the Class B shares acquired in the exchange will apply and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired. The conversion period also may be modified for investors that participate in certain fee-based programs.

  Class B shareholders of a Portfolio exercising the exchange privilege described under "Shareholder Services -- Exchange Privilege" will continue to be subject to the Portfolio's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares acquired as a result of the exchange.

  Share certificates for Class B shares of the Portfolio to be converted must be delivered to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. In the event such certificates are not received by the Transfer Agent at least one week prior to the Conversion Date, the related Class B shares will convert to Class D shares on the next scheduled Conversion Date after such certificates are delivered.

 Contingent Deferred Sales Charges -- Class C Shares

  Class C shares that are redeemed within one year of purchase may be subject to a 1.0% CDSC charged as a percentage of the dollar amount subject thereto. In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends. It will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption. The Class C CDSC may be reduced or waived in connection with certain fee-based programs, involuntary termination of an account in which Portfolio shares are held and redemptions through the Merrill Lynch Systematic Redemption Plan.

 Class B and Class C Sales Charge Information

                          Fundamental Value Portfolio

                                  Class B Shares*
        ------------------------------------------------------------------------------------
          For the
        fiscal year
           ended                    CDSCs Received                             CDSCs Paid to
        January 31,                 by Distributor                             Merrill Lynch
        -----------                 --------------                             -------------
           1999                        $   --                                     $   --
           1998                        $82,799                                    $82,799
           1997                        $55,593                                    $55,593

            * Additional Class B CDSCs payable to the Distributor
              with respect to the fiscal years ended January 31, 1997, 1998 and 1999 may have been waived or converted to a contingent obligation in connection with a shareholder's participation in certain fee-based programs.

                                   Class C Shares
        ------------------------------------------------------------------------------------
          For the
        fiscal year
           ended                    CDSCs Received                             CDSCs Paid to
        January 31,                 by Distributor                             Merrill Lynch
        -----------                 --------------                             -------------
           1999                         $  --                                     $  --
           1998                         $5,816                                    $5,816
           1997                         $5,793                                    $5,793

                             Quality Bond Portfolio

                                  Class B Shares*
        ------------------------------------------------------------------------------------
          For the
        fiscal year
           ended                    CDSCs Received                             CDSCs Paid to
        January 31,                 by Distributor                             Merrill Lynch
        -----------                 --------------                             -------------
           1999                        $   --                                     $   --
           1998                        $18,443                                    $18,443
           1997                        $ 7,529                                    $ 7,529

            * Additional Class B CDSCs payable to the Distributor
              with respect to the fiscal years ended January 31, 1997, 1998 and 1999 may have been waived or converted to a contingent obligation in connection with a shareholder's participation in certain fee-based programs.

                                   Class C Shares
        ------------------------------------------------------------------------------------
          For the
        fiscal year
           ended                    CDSCs Received                             CDSCs Paid to
        January 31,                 by Distributor                             Merrill Lynch
        -----------                 --------------                             -------------
           1999                         $  --                                     $  --
           1998                         $  706                                    $  706
           1997                         $1,038                                    $1,038

                      U.S. Government Securities Portfolio

                                  Class B Shares*
        ------------------------------------------------------------------------------------
          For the
        fiscal year
           ended                    CDSCs Received                             CDSCs Paid to
        January 31,                 by Distributor                             Merrill Lynch
        -----------                 --------------                             -------------
           1999                        $   --                                     $   --
           1998                        $12,110                                    $12,110
           1997                        $ 5,590                                    $ 5,590

            * Additional Class B CDSCs payable to the Distributor
              with respect to the fiscal years ended January 31, 1997, 1998 and 1999 may have been waived or converted to a contingent obligation in connection with a shareholder's participation in certain fee-based programs.

                                   Class C Shares
        ------------------------------------------------------------------------------------
          For the
        fiscal year
           ended                    CDSCs Received                             CDSCs Paid to
        January 31,                 by Distributor                             Merrill Lynch
        -----------                 --------------                             -------------
           1999                          $--                                       $--
           1998                          $432                                      $432
           1997                          $358                                      $358

                         Global Opportunity Portfolio

                                  Class B Shares*
        ------------------------------------------------------------------------------------
          For the
        fiscal year
           ended                    CDSCs Received                             CDSCs Paid to
        January 31,                 by Distributor                             Merrill Lynch
        -----------                 --------------                             -------------
           1999                        $   --                                     $   --
           1998                        $72,591                                    $72,591
           1997                        $51,643                                    $51,643

            * Additional Class B CDSCs payable to the Distributor
              with respect to the fiscal years ended January 31, 1997, 1998 and 1999 may have been waived or converted to a contingent obligation in connection with a shareholder's participation in certain fee-based programs.

                                   Class C Shares
        ------------------------------------------------------------------------------------
          For the
        fiscal year
           ended                    CDSCs Received                             CDSCs Paid to
        January 31,                 by Distributor                             Merrill Lynch
        -----------                 --------------                             -------------
           1999                         $  --                                     $  --
           1998                         $4,532                                    $4,532
           1997                         $4,084                                    $4,084

                         Growth Opportunity Portfolio

                                  Class B Shares*
        ------------------------------------------------------------------------------------
          For the
        fiscal year
           ended                    CDSCs Received                             CDSCs Paid to
        January 31,                 by Distributor                             Merrill Lynch
        -----------                 --------------                             -------------
           1999                        $   --                                     $   --
           1998                        $28,794                                    $28,794
           1997                        $ 9,146                                    $ 9,146

            * Additional Class B CDSCs payable to the Distributor
              with respect to the fiscal years ended January 31, 1997, 1998 and 1999 may have been waived or converted to a contingent obligation in connection with a shareholder's participation in certain fee-based programs.

                                   Class C Shares
        ------------------------------------------------------------------------------------
          For the
        fiscal year
           ended                    CDSCs Received                             CDSCs Paid to
        January 31,                 by Distributor                             Merrill Lynch
        -----------                 --------------                             -------------
           1999                         $  --                                     $  --
           1998                         $3,019                                    $3,019
           1997                         $1,138                                    $1,138

  Merrill Lynch compensates its Financial Consultants for selling Class B and Class C shares at the time of purchase from its own funds. Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers (including Merrill Lynch) related to providing distribution-related services to the Portfolio in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial consultants for selling Class B and Class C shares from the dealer's own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Portfolio to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See "Distribution Plans" below. Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the NASD asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges" below.

Distribution Plans

  The Program has adopted separate distribution plans on behalf of each of the Portfolios for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the Investment Company Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Portfolios to the Distributor with respect to such classes.

  The Distribution Plans for Class B, Class C and Class D shares each provides that the Portfolio pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Portfolio attributable to shares of the relevant class in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) in connection with account maintenance activities with respect to Class B, Class C and Class D shares. Each of those classes has exclusive voting rights with respect to the Distribution Plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution Plan).

  The Distribution Plans for Class B and Class C shares each provides that the Portfolio also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of
(i) 0.75% of the average daily net assets attributable to the shares of the relevant class for the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios or (ii) at the annual rate of 0.50% and 0.55% of the average daily net assets attributable to the shares of the relevant class, respectively, of the Quality Bond and U.S. Government Securities Portfolios in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing shareholder and distribution services and bearing certain distribution-related expenses of the Portfolio, including payments to financial consultants for selling Class B and Class C shares of the Portfolio. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through dealers without the assessment of an initial sales charge and at the same time permit the dealer to compensate its financial consultants in connection with the sale of the Class B and Class C shares.

  The Portfolios' Distribution Plans are subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of each Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Portfolio and each related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Independent Directors shall be committed to the discretion of the Independent Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is reasonable likelihood that each Distribution Plan will benefit the Portfolio and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of the Portfolio. A Distribution Plan cannot be amended to increase materially the amount to be spent by the Portfolio without the approval of the related class of shareholders and all material amendments are required to be approved by the vote of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Portfolio preserve copies of the Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Distribution Plan or such report, the first two years in an easily accessible place.

  Among other things, each Distribution Plan provides that the Distributor shall provide and the Directors shall review quarterly reports of the disbursement of the account maintenance and/or distribution fees paid to the

Distributor. Payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses is presented to the Directors for their consideration in connection with their deliberations as to the continuance of the Class B and Class C Distribution Plans annually, as of December 31, of each year, on a "fully allocated accrual" basis and quarterly on a "direct expense and revenue/cash" basis. On the fully allocated accrual basis, revenues consist of the account maintenance fees, distribution fees, the CDSCs and certain other related revenues, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, distribution fees and CDSCs and the expenses consist of financial consultant compensation.

  For the fiscal year ended January 31, 1999, the Portfolios paid the Distributor based on the average net assets of each Portfolio, the amounts set forth below under the Plans.

                                Class B               Class C              Class D
                           Distribution Plan     Distribution Plan    Distribution Plan
                         --------------------- --------------------- -------------------
                          Account Maintenance   Account Maintenance  Account Maintenance
Portfolio                and Distribution Fees and Distribution Fees        Fees
---------                --------------------- --------------------- -------------------
Fundamental Value.......         $ --                  $ --                 $ --
Quality Bond............         $ --                  $ --                 $ --
U.S. Government
 Securities.............         $ --                  $ --                 $ --
Global Opportunity......         $ --                  $ --                 $ --
Growth Opportunity......         $ --                  $ --                 $ --

  As of       , 1998, the last date for which fully allocated accrual data is available, the fully allocated accrual revenues of the Distributor and Merrill Lynch for the period since the commencement of operations of Class B shares of the Fundamental Value Portfolio exceeded fully allocated accrual expenses by
approximately $   ( % of Class B net assets at that date). As of January 31,
1999, direct cash expenses for the period since the commencement of operations
of Class B shares exceeded direct cash revenues by $   ( % of Class B net
assets at that date). As of January 31, 1998, the fully allocated accrual expenses of the Distributor and Merrill Lynch for the period since the commencement of operations of Class C shares exceeded the fully allocated
accrual revenues by approximately $   ( % of Class C net assets at that date).
As of January 31, 1999, direct cash revenues for the period since the commencement of operations of Class C shares exceeded direct cash expenses by
$   ( % of Class C net assets at that date).

  As of       , 1998, the last date for which fully allocated accrual data is available, the fully allocated accrual revenues of the Distributor and Merrill Lynch for the period since the commencement of operations of Class B shares of the Quality Bond Portfolio exceeded fully allocated accrual expenses by
approximately $   ( % of Class B net assets at that date). As of January 31,
1999, direct cash expenses for the period since the commencement of operations
of Class B shares exceeded direct cash revenues by $   ( % of Class B net
assets at that date). As of January 31, 1998, the fully allocated accrual expenses of the Distributor and Merrill Lynch for the period since the commencement of operations of Class C shares exceeded the fully allocated
accrual revenues by approximately $   ( % of Class C net assets at that date).
As of January 31, 1999, direct cash revenues for the period since the commencement of operations of Class C shares exceeded direct cash expenses by
$   ( % of Class C net assets at that date).

  As of       , 1998, the last date for which fully allocated accrual data is available, the fully allocated accrual revenues of the Distributor and Merrill Lynch for the period since the commencement of operations of Class B shares of the U.S. Government Securities Portfolio exceeded fully allocated accrual
expenses by approximately $   ( % of Class B net assets at that date). As of
January 31, 1999, direct cash expenses for the period since the commencement of operations of Class B shares exceeded direct cash revenues by $

( % of Class B net assets at that date). As of January 31, 1998, the fully allocated accrual expenses of the Distributor and Merrill Lynch for the period since the commencement of operations of Class C shares exceeded the fully
allocated accrual revenues by approximately $   ( % of Class C net assets at
that date). As of January 31, 1999, direct cash revenues for the period since the commencement of operations of Class C shares exceeded direct cash expenses
by $   ( % of Class C net assets at that date).

  As of       , 1998, the last date for which fully allocated accrual data is available, the fully allocated accrual revenues of the Distributor and Merrill Lynch for the period since the commencement of operations of Class B shares of the Global Opportunity Portfolio exceeded fully allocated accrual expenses by
approximately $   ( % of Class B net assets at that date). As of January 31,
1999, direct cash expenses for the period since the commencement of operations
of Class B shares exceeded direct cash revenues by $   ( % of Class B net
assets at that date). As of January 31, 1998, the fully allocated accrual expenses of the Distributor and Merrill Lynch for the period since the commencement of operations of Class C shares exceeded the fully allocated
accrual revenues by approximately $   ( % of Class C net assets at that date).
As of January 31, 1999, direct cash revenues for the period since the commencement of operations of Class C shares exceeded direct cash expenses by
$   ( % of Class C net assets at that date).

  As of       , 1998, the last date for which fully allocated accrual data is available, the fully allocated accrual revenues of the Distributor and Merrill Lynch for the period since the commencement of operations of Class B shares of the Growth Opportunity Portfolio exceeded fully allocated accrual expenses by
approximately $   ( % of Class B net assets at that date). As of January 31,
1999, direct cash expenses for the period since the commencement of operations
of Class B shares exceeded direct cash revenues by $   ( % of Class B net
assets at that date). As of January 31, 1998, the fully allocated accrual expenses of the Distributor and Merrill Lynch for the period since the commencement of operations of Class C shares exceeded the fully allocated
accrual revenues by approximately $   ( % of Class C net assets at that date).
As of January 31, 1999, direct cash revenues for the period since the commencement of operations of Class C shares exceeded direct cash expenses by
$   ( % of Class C net assets at that date).

Limitations on the Payment of Deferred Sales Charges

  The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to a Portfolio, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by the Portfolio to
(1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the "voluntary maximum") in connection with the Class B shares is 6.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charges at any time. To the extent payments would exceed the voluntary maximum, the Portfolio will not make further payments of the distribution fee with respect to Class B shares and any CDSCs will be paid to the Program rather than to the Distributor; however, the Portfolio will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances payment in excess of the amount payable under the NASD formula will not be made.

  The following table sets forth comparative information as of January 31, 1999 with respect to the Class B and Class C shares indicating the maximum allowable payments that can be made under the NASD maximum sales charge rule and, with respect to the Class B shares, the Distributor's voluntary maximum for the periods indicated.

                                             Data Calculated as of January 31, 1999
                          -----------------------------------------------------------------------------
                                                         (In thousands)
                                                                                              Annual
                                                                                           Distribution
                                   Allowable   Allowable             Amounts                  Fee at
                          Eligible Aggregate  Interest on Maximum   Previously   Aggregate   Current
                           Gross     Sales      Unpaid    Amount     Paid to      Unpaid    Net Asset
                          Sales(1) Charges(2) Balance(3)  Payable Distributor(4)  Balance    Level(5)
                          -------- ---------- ----------- ------- -------------- --------- ------------
Class B Shares, for the
 period February 1, 1995
 (commencement of
 operations) to January
 31, 1999:
Under NASD Rule as
 Adopted
Fundamental Value
 Portfolio..............    --        --          --        --         --           --         --
Quality Bond Portfolio..    --        --          --        --         --           --         --
Global Opportunity
 Portfolio..............    --        --          --        --         --           --         --
U.S. Government
 Securities Portfolio...    --        --          --        --         --           --         --
Growth Opportunity
 Portfolio (5)..........    --        --          --        --         --           --         --
Under Distributor's
 Voluntary Waiver
Fundamental Value
 Portfolio..............    --        --          --        --         --           --         --
Quality Bond Portfolio..    --        --          --        --         --           --         --
Global Opportunity
 Portfolio..............    --        --          --        --         --           --         --
U.S. Government
 Securities Portfolio...    --        --          --        --         --           --         --
Growth Opportunity
 Portfolio (5)..........    --        --          --        --         --           --         --
Class C Shares, for the
 period February 1, 1995
 (commencement of
 operations) to January
 31, 1999:
Under NASD Rule as
 Adopted
Fundamental Value
 Portfolio..............    --        --          --        --         --           --         --
Quality Bond Portfolio..    --        --          --        --         --           --         --
Global Opportunity
 Portfolio..............    --        --          --        --         --           --         --
U.S. Government
 Securities Portfolio...    --        --          --        --         --           --         --
Growth Opportunity
 Portfolio (5)..........    --        --          --        --         --           --         --

--------
(1) Purchase price of all eligible Class B or Class C shares sold during the periods indicated other than shares acquired through dividend reinvestment and the exchange privilege.
(2) Includes amounts attributable to exchanges from Summit Cash Reserves Fund ("Summit") which are not reflected in Eligible Gross Sales. Shares of Summit can only be purchased by exchange from another fund (the "redeemed fund"). Upon such an exchange, the maximum allowable sales charge payment to the redeemed fund is reduced in accordance with the amount of the redemption. This amount is then added to the maximum allowable sales charge payment with respect to Summit. Upon an exchange out of Summit, the remaining balance of this amount is deducted from the maximum allowable sales charge payment to Summit and added to the maximum allowable sales charge payment to the fund into which the exchange is made.
(3) Interest is computed on a monthly basis based upon the prime rate, as reported in The Wall Street Journal, plus 1.0%, as permitted under the NASD Rule.
(4) Consists of CDSC payments, distribution fee payments and accruals. Of the distribution fee payments made with respect to Class B shares prior to July 6, 1993 under the distribution plan in effect at that time, at a 1.0% rate, 0.75% of average daily net assets has been treated as a distribution fee and 0.25% of average daily net assets has been deemed to have been a service fee and not subject to the NASD maximum sales charge rule. See "What are the Program's fees and expenses?" in the Prospectus. This figure may include CDSCs that were deferred when a shareholder redeemed shares prior to the expiration of the applicable CDSC period and invested the proceeds, without the imposition of a sales charge, in Class A shares in conjunction with the shareholder's participation in the Merrill Lynch Mutual Fund Advisor (Merrill Lynch MFASM) Program (the "MFA Program"). The CDSC is booked as a contingent obligation that may be payable if the shareholder terminates participation in the MFA Program.
(5) Provided to illustrate the extent to which the current level of distribution fee payments (not including any CDSC payments) is amortizing the unpaid balance. No assurance can be given that payments of the distribution fee will reach either the voluntary maximum (with respect to Class B shares) or the NASD maximum (with respect to Class B and Class C shares).

  As described in Appendix I, there are four types of self-directed plans which are eligible to invest in the Portfolios: the individual retirement account, the Roth individual retirement account ("Roth IRA"), the individual retirement rollover account ("IRRA") and the Simplified Employee Pension Plan ("SEP-IRA") (collectively, "IRAs"). Although the amount which may be contributed to an IRA account in any one year is subject to certain limitations, assets already in an IRA account may be invested in the Portfolios without regard to such limitations.

  Shareholders considering transferring an IRA, CBA(R) account or CMA SubAccountSM in which Program shares are held from Merrill Lynch to another brokerage firm or financial institution should be aware that Program shares may only be held in a Merrill Lynch custodied IRA, or in a CBA(R) account or CMA SubAccountSM established pursuant to the Uniform Gifts to Minors Acts or Uniform Transfers to Minors Acts (or other similar state statutes). Prior to any such transfer, a shareholder must either redeem the shares (paying any applicable CDSC), so that the cash proceeds can be transferred to the account at the new firm or exchange the shares for shares of another mutual fund advised by the Investment Adviser or its affiliates pursuant to the exchange privilege. It is possible, however, that the firm to which the account is to be transferred will not take delivery of shares of such other MLAM-advised mutual fund, and then the shareholder would have to redeem these shares so that the cash proceeds can be transferred or continue to maintain an IRA, CBA(R) account or CMA SubAccountSM at Merrill Lynch for those shares.

  Cash balances of participants who elect to have such funds automatically invested in shares of a Portfolio will be invested as follows. Cash balances arising from the sale of securities held in the account which do not settle on the day of the transaction (such as most common and preferred stock transactions) become available to the Program and will be invested in shares of a Portfolio on the business day following the day that proceeds with respect thereto are received in the account. Proceeds giving rise to cash balances from the sale of securities held in the account settling on a same day basis and from principal repayments on debt securities held in the account become available to the Program and will be invested in shares of a Portfolio on the next business day following receipt. Cash balances arising from dividends or interest payments on securities held in the account or from a contribution to the IRA account or a deposit into the CBA(R) account or CMA SubAccountSM are invested in shares of the Portfolios on the business day following the date the payment is received in the account.

  Merrill Lynch has advised the Program that it will not charge an annual account fee upon any IRA, UGMA, UTMA accounts in a CBA(R) account or CMA SubAccountSM which participates in the Merrill Lynch Asset BuilderSM Service, provided the account receives additional contributions of $250 annually and is invested solely in one or more of the Program's Portfolios, a money market fund advised by the Investment Adviser or its affiliates or a bank deposit account administered by Merrill Lynch. Merrill Lynch has further advised the Program that it will not charge an annual account fee under certain other circumstances. If, however, a shareholder of any of the Portfolios exchanges any of his or her shares of a Portfolio for shares of another MLAM-advised mutual fund, Merrill Lynch will reinstate the IRA, CBA(R) or CMA SubAccountSM annual account fee, as the case may be. For information about current IRA fees charged by Merrill Lynch, consult the applicable Merrill Lynch IRA disclosure schedule. For information about the current CBA(R) fees charged by Merrill Lynch, consult the Capital BuilderTM Account Program description. For information about current CMA SubAccountSM fees charged by Merrill Lynch, consult the Cash Management Account(R) Program description.

                             REDEMPTION OF SHARES

  Reference is made to "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.

  The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the NYSE is restricted as determined by the Securities and Exchange Commission (the "Commission") or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Commission as a result of which disposal of portfolio securities or determination of the net asset value of any Portfolio is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Portfolios.

  Distributions from an IRA account to a participant prior to the time the participant reaches age 59 1/2 may subject the participant to income and excise taxes. See "Dividends and Taxes." There are, however, no adverse tax consequences resulting from redemptions of shares of the Portfolios where the redemption proceeds remain in the IRA account and are otherwise invested. Shareholders should be aware, however, that redemption of shares of a Portfolio and reinvestment of the proceeds in shares of another fund advised by the Investment Adviser or an affiliate may subject the investor's IRA to an annual IRA account fee or the investor's CBA(R) or CMA SubAccountSM account to the annual CBA(R) or CMA SubAccountSM fee, as the case may be. For information about the current IRA fees charged by Merrill Lynch, consult the applicable Merrill Lynch IRA disclosure schedule. For information about the current CBA(R) fees charged by Merrill Lynch, consult the Capital Builder(TM) Account Program description. For information about the current CMA SubAccountSM fees charged by Merrill Lynch, consult the Cash Management Account(R) Program description.

  The Program is required to redeem for cash all shares of each portfolio of the Program. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption as described below. If such notice is received by Merrill Lynch prior to the determination of net asset value on any day (15 minutes after the close of business on the NYSE), the redemption will be effective on that day and payment generally will be made on the next business day. If the notice is received after the determination of net asset value on any day, the redemption will be effective on the next business day and payment will be made on the second business day after receipt of the notice. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. Accrued but unpaid dividends will be paid on the payable date next following the date of redemption.

  The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Program at any such time.

  Any shareholder may redeem shares of the Portfolios by submitting a written notice of redemption to Merrill Lynch. Participants in the Program should contact their Merrill Lynch Financial Consultant to effect such redemptions. Redemption requests should not be sent to the Program or to its Transfer Agent. In the case of an IRA account, the notice must bear the signature of the person in whose name the IRA is maintained, signed exactly as his or her name appears on the IRA adoption agreement. In the case of a CBA(R) or CMA(R) account, the notice must bear the signature of the person named as custodian for the account.

Reinstatement Privilege -- Class A and Class D Shares

  Shareholders who have redeemed their Class A or Class D shares of a Portfolio have a privilege to reinstate their accounts by purchasing Class A or Class D shares, as the case may be, of that Portfolio at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternatively, the reinstatement privilege may be exercised through the investor's Merrill Lynch Financial Consultant within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

                               PRICING OF SHARES

Determination of Net Asset Value

  Reference is made to "How Shares are Priced" in the Prospectus.

  The net asset value of the shares of each Portfolio is determined once daily Monday through Friday as of fifteen minutes after the close of business on the NYSE on each day the NYSE is open for trading. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  Net asset value is computed by dividing the value of the securities held by a Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Investment Adviser and Distributor, are accrued daily.

  The per share net asset value of Class B, Class C and Class D shares generally will be lower than the per share net asset value of Class A shares, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares, and the daily expense accruals of the account maintenance fees applicable with respect to the Class D shares; moreover, the per share net asset value of the Class B and Class C shares generally will be lower than the per share net asset value of Class D shares reflecting the daily expense accruals of the distribution fees and higher transfer agency fees applicable with respect to Class B and Class C shares of a Portfolio. It is expected, however, that the per share net asset value of the four classes will tend to converge (although not necessarily meet) immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differentials between the classes.

  Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Directors as the primary market. Long positions in securities traded in the over-the-counter ("OTC") market are valued at the last available bid price in the OTC market prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When a Portfolio writes an option, the amount of the premium received is recorded on the books of the Portfolio as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by a Portfolio are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Directors of a Portfolio. Such valuations and procedures will be reviewed periodically by the Directors.

  Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Portfolio's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that will not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Directors.

  The Program values corporate debt securities, mortgage backed securities, municipal securities, asset backed securities and other debt securities on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships between securities and yield to maturity. Portfolio securities (other than short term obligations but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless this method no longer produces fair valuations.

  The per share net asset value of Class A shares generally will be higher than the per share net asset value of shares of the other classes, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares; moreover, the per share net asset value of Class D shares generally will be higher than the per share net asset value of the Class B and Class C shares, reflecting the daily expense accruals of the distribution and the higher transfer agency fees applicable with respect to Class B and Class C shares. It is expected, however, that the per share net asset value of the classes will tend to converge (although not necessarily meet) immediately after the payment of dividends which will differ by approximately the amount of the expense accrual differentials between the classes.

  Option Accounting Principles. When a Portfolio sells an option, an amount equal to the premium received by the Portfolio is included in that Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of such liability subsequently will be marked-to-market to reflect the current market value of the option written. If current market value exceeds the premium received there is an unrealized loss; conversely, if the premium exceeds current market value there is an unrealized gain. The current market value of a traded option is the last sale price or, in the absence of a sale, the last offering price. If an option expires on its stipulated expiration date or if a Portfolio enters into a closing purchase transaction, the affected Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. If an option is exercised, the Program will realize a gain or loss from the sale of the underlying security and the proceeds of sales are increased by the premium originally received.

Computation of Offering Price Per Share

  An illustration of the computation of the offering price for Class A, Class B, Class C and Class D shares of each Portfolio based on the value of each Portfolio's net assets and number of shares outstanding on January 31, 1999 is set forth below.

                           Fundamental Value Portfolio     Global Opportunity Portfolio
                         -------------------------------- -------------------------------
                         Class A Class B  Class C Class D Class A Class B Class C Class D
                         ------- -------- ------- ------- ------- ------- ------- -------
Net Assets..............  $ --    $ --     $ --    $ --    $ --    $ --    $ --    $ --
                          =====   =====    =====   =====   =====   =====   =====   =====
Number of Shares
 Outstanding............    --      --       --      --      --      --      --      --
                          =====   =====    =====   =====   =====   =====   =====   =====
Net Asset Value Per
 Share (net assets
 divided by number of
 shares outstanding)....    --      --       --      --      --      --      --      --
Sales Charge (Class A
 and Class D shares:
 5.25% of offering
 price; 5.54% of net
 asset value)...........    --       **       **     --      --       **      **     --
                          -----   -----    -----   -----   -----   -----   -----   -----
Offering Price..........  $ --    $ --     $ --    $ --    $ --    $ --    $ --    $ --
                          =====   =====    =====   =====   =====   =====   =====   =====


                                                            U.S. Government Securities
                              Quality Bond Portfolio                 Portfolio
                         -------------------------------- -------------------------------
                         Class A Class B  Class C Class D Class A Class B Class C Class D
                         ------- -------- ------- ------- ------- ------- ------- -------
Net Assets..............  $ --    $ --     $ --    $ --    $ --    $ --    $ --    $ --
                          =====   =====    =====   =====   =====   =====   =====   =====
Number of Shares
 Outstanding............    --      --       --      --      --      --      --      --
                          =====   =====    =====   =====   =====   =====   =====   =====
Net Asset Value Per
 Share (net assets
 divided by number of
 shares outstanding)....    --      --       --      --      --      --      --      --
Sales Charge (Class A
 and Class D shares:
 4.00% of offering
 price; 4.17% of net
 asset value)...........    --       **       **     --      --       **      **     --
                          -----   -----    -----   -----   -----   -----   -----   -----
Offering Price..........  $ --    $ --     $ --    $ --    $ --    $ --    $ --    $ --
                          =====   =====    =====   =====   =====   =====   =====   =====


                                                  Growth Opportunity Portfolio
                                                 -------------------------------
                                                 Class A Class B Class C Class D
                                                 ------- ------- ------- -------
Net Assets.....................................   $ --    $ --    $ --    $ --
                                                  =====   =====   =====   =====
Number of Shares Outstanding...................     --      --      --      --
                                                  =====   =====   =====   =====
Net Asset Value Per Share (net assets divided
 by number of shares outstanding)..............     --      --      --      --
Sales Charge (Class A and Class D shares: 5.25%
 of offering price; 5.54% of net asset value)..     --       **      **     --
                                                  -----   -----   -----   -----
Offering Price.................................   $ --    $ --    $ --    $ --
                                                  =====   =====   =====   =====

--------
 * Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C shares --
    Contingent Deferred Sales Charges --Class B Shares" and "-- Contingent Deferred Sales Charges -- Class C Shares" herein.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

  Subject to policies established by the Board of Directors of the Program, the Investment Adviser is primarily responsible for the portfolio decisions of each of the Portfolios and the placing of the portfolio transactions for each of the Portfolios. With respect to such transactions, the Investment Adviser seeks to obtain the best net results for each Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Investment Adviser generally seeks reasonably competitive commission rates, the Portfolios will not necessarily be paying the lowest commission or spread available. Transactions with respect to the securities of small and emerging growth companies in which the Fundamental Value and Growth Opportunity Portfolios may invest may involve specialized services on the part of the broker or dealer and thereby entail higher commissions or spreads than would be the case with transactions involving more widely traded securities of more established companies. The Portfolios have no obligation to deal with any broker in the execution of transactions for their portfolio securities. In addition, consistent with the Conduct Rules of the NASD and policies established by the Directors of the Program, the Investment Adviser may consider sales of shares of the Portfolios as a factor in the selection of brokers or dealers to execute portfolio transactions for the Portfolios.

  The Program has been informed by Merrill Lynch that it will in no way, at any time, attempt to influence or control the placing by the Investment Adviser or by the Program of orders for brokerage transactions. Brokers and dealers, including Merrill Lynch, who provide supplemental investment research (such as securities and economic research and market forecasts) to the Investment Adviser may receive orders for transactions by the Portfolios. If, in the judgment of the Investment Adviser, a Portfolio will be benefited by such supplemental research services, the Investment Adviser is authorized to pay commissions to brokers furnishing such services which are in excess of commissions which another broker may charge for the same transaction. Information so received is in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement with the Program, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research received by the Investment Adviser may also be used in connection with other investment advisory accounts of the Investment Adviser and its affiliates.

  The Portfolios also may invest in securities traded in the over-the-counter ("OTC") market. Transactions in the OTC market generally are principal transactions with dealers and the costs of such transactions involve dealer spreads. With respect to the OTC transactions, the Portfolios, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Quality Bond and the U.S. Government Securities Portfolios will consist primarily of dealer or underwriter spreads.

  Under the Investment Company Act, persons affiliated with the Program and persons who are affiliated with such persons are prohibited from dealing with the Program as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Program, including Merrill Lynch and any of its affiliates, will not serve as the Program's dealer in such transactions. However, affiliated persons of the Program may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Program may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures adopted by the Board of Directors of the Program that either comply with rules adopted by the Commission or with interpretations of the Commission staff.

  The ability and decisions of the Global Opportunity, Fundamental Value and Growth Opportunity Portfolios to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Portfolios are redeemable on a daily basis in U.S. dollars, the Global Opportunity, Fundamental Value and Growth Opportunity Portfolios intend to manage their portfolios so as to give reasonable assurance that they will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have any significant effect on portfolio strategies.

  The Global Opportunity, Fundamental Value and Growth Opportunity Portfolios anticipate that brokerage transactions involving securities of companies domiciled in countries other than the U.S. will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions are generally higher than in the U.S., although the Global Opportunity, Fundamental Value and Growth Opportunity Portfolios will endeavor to achieve the best net results in effecting the transactions. There is generally less governmental supervision and regulation of foreign stock exchanges and brokers than in the U.S.

  The Board of Directors of the Program has considered the possibilities of seeking to recapture for the benefit of the Program brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the advisory fee payable by the Program to the Investment Adviser. After considering all factors deemed relevant, the Board made a determination not to seek such recapture. The Board will reconsider this matter from time to time. The Investment Adviser has arranged for the Program's custodian to receive any tender offer solicitation fees on behalf of the Program payable with respect to portfolio securities of the Program.

  The Global Opportunity, Fundamental Value and Growth Opportunity Portfolios may invest in the securities of foreign issuers in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets.

  Section 11(a) of the Securities Exchange Act of 1934 generally prohibits members of the national securities exchanges from executing exchange transactions for their affiliates and institutional accounts which they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Portfolios in any of the portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Program, and annual statements as to aggregate compensation will be provided to the Portfolios. The Commission has the authority to issue regulations to broaden the prohibition contained in Section 11(a) to extend to transactions executed otherwise than on a national securities exchange. While there is no indication that it will do so, the Commission could under this authority issue regulations at any time which would prohibit affiliates from executing portfolio transactions for the Portfolios on foreign securities exchanges.

  For the fiscal year ended January 31, 1999, brokerage commissions paid to
Merrill Lynch aggregated $  , which comprised   % of the Program's aggregate
brokerage commissions paid and involved   % of the Program's aggregate dollar
amount of transactions involving payment of commissions during the year. Aggregate brokerage commissions paid by the Program are set forth in the following table:

                                                         Brokerage Commissions
                                                                  Paid
                                                         ----------------------
   For the fiscal year ended January 31,                 1999   1998     1997
   -------------------------------------                 ---- -------- --------
   Fundamental Value Portfolio.......................... $    $153,414 $141,506
   Quality Bond Portfolio............................... $          --       --
   U.S. Government Securities Portfolio................. $          --       --
   Global Opportunity Portfolio......................... $    $130,263 $ 86,689
   Growth Opportunity Portfolio......................... $    $ 39,108       --

                             SHAREHOLDER SERVICES

  The Program offers a number of shareholder services and investment plans described below that are designed to facilitate investment in its shares. Full details as to each of such services, copies of the various plans and instructions as to how to participate in the various services or plans, or how to change options with respect thereto, can be obtained from the Program, by calling the telephone number on the cover page hereof, or from the Distributor or Merrill Lynch.

Investment Account

  A shareholder who maintains his or her account through a Merrill Lynch-custodied IRA will receive information regarding activity in his or her Merrill Lynch IRA as part of the Merrill Lynch retirement account statement. A shareholder who maintains his or her account through the CBA(R) or CMA(R) program will receive information regarding activity in the CBA(R) account or CMA SubAccountSM as part of his CBA(R) or CMA(R) statement. Shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestments of ordinary income dividends and long-term capital gains distributions. Shareholders considering transferring an IRA, CBA(R) account or CMA SubAccountSM in which Program shares are held from Merrill Lynch to another brokerage firm or financial institution should be aware that Program shares may only be held in a Merrill Lynch-custodied IRA, or in a CBA(R) account or CMA SubAccountSM established pursuant to the Uniform Gifts to Minors Acts or Uniform Transfers to Minors Acts (or other similar state statutes). Prior to any such transfer, a shareholder must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm or exchange the shares for shares of another mutual fund advised by the Investment Adviser or its affiliates pursuant to the exchange privilege. It is possible, however, that the firm to which the account is to be transferred will not take delivery of shares of such fund, and then the shareholder would have to redeem these shares so that the cash proceeds can be transferred or such shareholder must continue to maintain a retirement account at Merrill Lynch for those shares. In addition, shareholders considering transferring the holdings in their IRA, CBA(R) account or CMA SubAccountSM to a Merrill Lynch brokerage account should be aware that because Program shares may only be held in a Merrill Lynch-custodied IRA, or in a CBA(R) account or CMA SubAccountSM established pursuant to the Uniform Gifts to Minors Acts or Uniform Transfers to Minors Acts (or other similar state statutes), the shares will also in this instance have to be redeemed prior to such transfer or exchanged for another mutual fund advised by the Investment Adviser or its affiliates.

Automatic Reinvestment of Dividends

  Unless specific instructions are given as to the method of payment of dividends, all dividends of a Portfolio are reinvested automatically in full and fractional shares of that Portfolio, at the net asset value per share, of the respective Portfolio next determined on the ex-dividend date of such dividend. A shareholder may, at any time, by written notification or by telephone to Merrill Lynch, elect to have subsequent dividends paid in cash, rather than reinvested, in which event payment will be mailed on the payment date. The Program is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed distribution or redemption checks. No CDSC will be imposed on redemption of shares issued as a result of the automatic reinvestment of dividends.

Systematic Redemption Plans

  At age 59 1/2, a shareholder whose shares are held in a non-Roth IRA account may elect to receive systematic redemption payments from his or her Investment Account in the form of payments by check or through automatic payment by direct deposit to his or her bank account on either a monthly or quarterly basis. A shareholder who is 59 1/2 and whose shares have been held in a Roth IRA account for more than 5 years, likewise, may elect to receive such systematic redemption payments from his or her account. A shareholder may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the Systematic Redemption Program, subject to certain conditions. See "Dividends and Taxes" for consequences of withdrawals from IRA accounts prior to age 59 1/2.

Automatic Investment Plans

  Merrill Lynch offers an automated funding service which permits regular current year IRA contributions of up to $2,000 of compensation per year to be made to IRAs and an automated investment program which may be used for automated subsequent purchases of shares of the Program. Investors holding their Program shares in a CBA(R) account or CMA SubAccountSM may arrange to have periodic investments made in shares of the Portfolios in such account in amounts of $100 or more through the CMA(R)/CBA(R) Automated Investment Program.

Exchange Privilege

  U.S. shareholders of each class of shares of each Portfolio have an exchange privilege with certain other Select Pricing Funds and Summit Cash Reserves Fund ("Summit"), a series of Financial Institutions Series

Trust, which is a Merrill Lynch-sponsored money market fund specifically designated as available for exchange by holders of Class A, Class B, Class C and Class D shares of Select Pricing Funds. If a shareholder exchanges any of his or her shares of a Portfolio for shares of another Select Pricing Fund, Merrill Lynch will reinstate the IRA annual account fee, the CBA(R) account fee or CMA SubAccountSM fee, as the case may be. For information about the current IRA fees charged by Merrill Lynch, consult the applicable Merrill Lynch IRA disclosure schedule. For information about the current CBA(R) fees charged by Merrill Lynch, consult the Capital Builder(TM) Account Program description. For information about the current CMA SubAccountSM fees charged by Merrill Lynch, consult the Cash Management Account(R) Program description.

  Shares with a net asset value of at least $100 are required to qualify for the exchange privilege and any shares utilized in an exchange must have been held by the shareholder for at least 15 days. Before effecting an exchange, shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made. Exercise of the exchange privilege is ordinarily treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes. However, shareholders will not be subject to Federal income tax on an exchange if the shares remain in the IRA account.

  Exchanges of Class A and Class D Shares. Class A shareholders may exchange Class A shares of a Portfolio for Class A shares of a second Select Pricing Fund if the shareholder holds any Class A shares of the second fund in his or her account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second fund. If the Class A shareholder wants to exchange Class A shares for shares of a second Select Pricing Fund, but does not hold Class A shares of the second fund in his or her account at the time of the exchange and is not otherwise eligible to acquire Class A shares of the second fund, the shareholder will receive Class D shares of the second fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second Select Pricing Fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase Class A shares of the second fund. Class D shares are exchangeable with shares of the same class of other Select Pricing Funds.

  Exchanges of Class A or Class D shares outstanding ("outstanding Class A or Class D shares") for Class A or Class D shares of other Select Pricing Funds or for Class A shares of Summit ("new Class A or Class D shares") are transacted on the basis of relative net asset value per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A or Class D shares and the sales charge payable at the time of the exchange on the new Class A or Class D shares. With respect to outstanding Class A or Class D shares as to which previous exchanges have taken place, the "sales charge previously paid" shall include the aggregate of the sales charges paid with respect to such Class A or Class D shares in the initial purchase and any subsequent exchange. Class A or Class D shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class A or Class D shares. For purposes of the exchange privilege, Class A or Class D shares acquired through dividend reinvestment shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class A or Class D shares on which the dividend was paid. Based on this formula, Class A and Class D shares generally may be exchanged into the Class A or Class D shares, respectively, of the other funds with a reduced sales charge or without a sales charge.

  Exchanges of Class B and Class C Shares. Each Select Pricing Fund with Class B or Class C shares outstanding ("outstanding Class B or Class C shares") offers to exchange its Class B or Class C shares for Class B or Class C shares, respectively, of another Select Pricing Fund or for Class B shares of Summit ("new Class B or Class C shares") on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding shares. Class B shareholders of a Portfolio exercising the exchange privilege will continue to be subject to the Portfolio's CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares acquired through use of the exchange privilege. In addition, Class B shares of a Portfolio acquired through use of the exchange privilege will be subject to the Portfolio's CDSC schedule is such schedule is higher than the CDSC schedule relating to the Class B shares of the fund from which the exchange has been made. For purposes of computing the CDSC that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B or Class C shares is "tacked" to the holding period of the new Class B or Class C shares. For example, an investor may exchange Class B or Class C shares of a Portfolio for those of Merrill Lynch Special Value Fund, Inc. ("Special Value Fund") after having held the Portfolio's Class B shares for two and a half years. The 2% CDSC that generally would apply to a redemption would not apply to the exchange. Three years later the investor may decide to redeem the Class B shares of Special Value Fund and receive cash. There will be no CDSC due on this redemption, since by "tacking" the two and a half year holding period of Portfolio Class B shares to the three-year holding period for the Special Value Fund Class B shares, the investor will be deemed to have held the Special Value Fund Class B shares for more than five years.

  Exchanges for Shares of a Money Market Fund. Class A and Class D shares are exchangeable for Class A shares of Summit and Class B and Class C shares are exchangeable for Class B shares of Summit. Class A shares of Summit have an exchange privilege back into Class A or Class D shares of Select Pricing Funds; Class B shares of Summit have an exchange privilege back into Class B or Class C shares of Select Pricing Funds and, in the event of such an exchange, the period of time that Class B shares of Summit are held will count toward satisfaction of the holding period requirement for purposes of reducing any CDSC and toward satisfaction of any Conversion Period with respect to Class B shares. Class B shares of Summit will be subject to a distribution fee at an annual rate of 0.75% of average daily net assets of such Class B shares. This exchange privilege does not apply with respect to certain Merrill Lynch fee-based programs for which alternative exchange arrangements may exist. Please see your Merrill Lynch Financial Consultant for further information.

  Prior to October 12, 1998, exchanges from a Portfolio and other Select Pricing Funds into a money market fund were directed to certain Merrill Lynch-sponsored money market funds other than Summit. Shareholders who exchanged Select Pricing Fund shares for such other money market funds and subsequently wish to exchange those money market fund shares for shares of a Portfolio will be subject to the CDSC schedule applicable to such Portfolio shares, if any. The holding period for those money market fund shares will not count toward satisfaction of the holding period requirement for reduction of the CDSC imposed on such shares, if any, and, with respect to Class B shares, toward satisfaction of the Conversion Period. However, the holding period for Class B or Class C shares received in exchange for such money market fund shares will be aggregated with the holding period for the original Select Pricing Fund shares for purposes of reducing the CDSC or satisfying the Conversion Period.

  Exchanges by Participants in the MFA Program. The exchange privilege is modified with respect to certain retirement plans which participate in the MFA Program. Such retirement plans may exchange Class B, Class C or Class D shares that have been held for at least one year for Class A shares of the same fund on the basis of relative net asset values in connection with the commencement of participation in the MFA Program, i.e., no CDSC will apply. The one year holding period does not apply to shares acquired through reinvestment of dividends. Upon termination of participation in the MFA Program, Class A shares will be re-exchanged for the class of shares originally held. For purposes of computing any CDSC that may be payable upon redemption of Class B or Class C shares so reacquired, or the Conversion Period for Class B shares so reacquired, the holding period for the Class A shares will be "tacked" to the holding period for the Class B or Class C shares originally held. A Portfolio's exchange privilege is also modified with respect to purchases of Class A and Class D shares by non-retirement plan investors under the MFA Program. First, the initial allocation of assets is made under the MFA Program. Then, any subsequent exchange under the MFA Program of Class A or Class D shares of a Select Pricing Fund for Class A or Class D shares of a Portfolio will be made solely on the basis of the relative net asset values of the shares being exchanged. Therefore, there will not be a charge for any difference between the sales charge previously paid on the shares of the other Select Pricing Fund and the sales charge payable on the shares of the Portfolio being acquired in the exchange under the MFA Program.

  Exercise of the Exchange Privilege. To exercise the exchange privilege, a shareholder should contact his or her Merrill Lynch Financial Consultant, who will advise the Portfolio of the exchange. Shareholders of the Portfolio, and shareholders of the other Select Pricing Funds with shares for which certificates have not been issued, may exercise the exchange privilege by wire through their securities dealers. The Portfolio reserves the right to require a properly completed Exchange Application. This exchange privilege may be modified or terminated in accordance with the rules of the Commission. The Portfolio reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares to the general public at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.

  Merrill Lynch has advised the Program that it will not charge an annual account fee upon any IRA, UGMA or UTMA accounts in a CBA(R) account or CMA SubAccountSM which participates in the Merrill Lynch Asset BuilderSM Service, provided the account receives additional contributions of $250 annually and is invested solely in one or more of the Program's Portfolios, a money market fund advised by the Investment Adviser or its affiliates or a bank deposit program administered by Merrill Lynch. Merrill Lynch has further advised the Program that it will not charge an annual account fee under certain other circumstances. If, however, a shareholder of any of the Portfolios exchanges any of his or her shares of a Portfolio for shares of another Select Pricing Fund, Merrill Lynch will reinstate the IRA, CBA(R) or CMA SubAccountSM annual account fee, as the case may be. For information about current IRA fees charged by Merrill Lynch, consult the applicable Merrill Lynch IRA disclosure schedule. For information about the current CBA(R) fees charged by Merrill Lynch, consult the Capital Builder(TM) Account Program description. For information about current CMA SubAccountSM fees charged by Merrill Lynch, consult the Cash Management Account(R) Program description.

                              DIVIDENDS AND TAXES

Federal Tax

  RICs. The following is a general summary of the treatment of regulated investment companies ("RICs") and their shareholders under the Code. The Program intends to continue to qualify each of the Portfolios for the special tax treatment afforded RICs under the Code. If it so qualifies, each Portfolio will not be subject to Federal income tax with respect to the net ordinary income and net realized capital gains which it distributes to Class A, Class B, Class C and Class D shareholders. The Program intends to cause each Portfolio to distribute substantially all of such income.

  Each Portfolio of the Program is treated as a separate corporation for Federal income tax purposes. Each Portfolio therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Portfolio do not offset gains in another Portfolio, and the requirements (other than certain organizational requirements) for qualifying for RIC status will be determined at the Portfolio level rather than the Program level.

  The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While the Program intends to cause each Portfolio to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of each Portfolio's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Portfolios will be liable for the tax only on the amount by which they do not meet the foregoing distribution requirements.

  Dividends paid by a Portfolio from its ordinary income or from an excess of net short term capital gains over net long term capital losses (together referred to hereafter as "ordinary income dividends") are ordinarily taxable to shareholders as ordinary income. Distributions made from an excess of net long term capital gains over net short term capital losses (including gains or losses from certain transactions in futures and options) ("capital gain dividends") are ordinarily taxable to shareholders as long term capital gains, regardless of the length of time the shareholder has owned Portfolio shares. Any loss upon the sale or exchange of Portfolio shares held for six months or less will be treated as long term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Portfolio's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will ordinarily constitute capital gains to such holder (assuming the shares are held as a capital asset). Certain categories of capital gain are taxable at different rates. Generally not later than 60 days after the close of its taxable year, the Program will provide its shareholders with a written notice designating the amounts of any capital gain dividends. Dividends are ordinarily taxable to shareholders even though they are reinvested in additional shares of a Portfolio.

  Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Program or who, to the Program's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

  IRAs. With the exception of CBA(R) accounts and CMA SubAccounts SM established pursuant to the Uniform Gifts to Minors Acts or the Uniform Transfers to Minors Acts (or similar state statutes), investment in the Portfolios is limited to participants in IRAs for which Merrill Lynch acts as custodian. Accordingly, the general description of the tax treatment of RICs as set forth above is qualified for the IRA participants with respect to the special tax treatment afforded IRAs under the Code. Under the Code, neither ordinary income dividends nor capital gain dividends represent current income to shareholders holding shares through an IRA.

  Distributions from an IRA (other than a Roth IRA) will be taxable as ordinary income at the rate applicable to the participant at the time of the distribution. For IRAs other than Roth IRAs, such distributions would include
(i) any pre-tax contributions to the IRA (including pre-tax contributions that have been rolled over from another IRA or qualified retirement plan), and (ii) dividends (whether or not such dividends are classified as ordinary income or capital gain dividends). In addition to ordinary income tax, participants may be subject to the imposition of a 10% (or, in the case of certain SRA-IRA distributions, 25%) excise tax on any amount withdrawn from an IRA prior to the participant's attainment of age 59 1/2, unless one of the exceptions discussed below applies.

  The exceptions to the 10% or 25% penalty ("IRA Exceptions") include: 1) distributions after the death of the shareholder; 2) distributions attributable to disability; 3) distributions used to pay certain medical expenses; 4) distributions that are part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the shareholder or the joint lives (or joint life and last survivor expectancy) of the shareholder and the shareholder's beneficiary; 5) withdrawals for medical insurance if the shareholder has received unemployment compensation for 12 weeks and the distribution is made in the year such unemployment compensation is received or the following year; 6) distributions to pay qualified higher education expenses of the shareholder or certain family members of the shareholder; and 7) distributions used to buy a first home (subject to $10,000 lifetime limit).

  For Roth IRA participants, distributions, including accumulated earnings contributions, will not be includible in income if such distributions are made more than five years after the first tax year of contribution and the account holder is either age 59 1/2 or older, has become disabled, is purchasing a first new home (subject to the $10,000 lifetime limit) or has died. As with other IRAs, a 10% excise tax applies to amounts withdrawn from the Roth IRA prior to reaching age 59 1/2 unless one of the IRA Exceptions applies. Such a withdrawal would also be included in income to the extent of earnings on contributions, with distributions treated as made first from contributions and then from earnings.

  Under certain limited circumstances (for example, if an individual for whose benefit an IRA is established engages in any transaction prohibited under
Section 4975 of the Code with respect to such account), the IRA could cease to qualify for the special treatment afforded certain IRAs under the Code as of the first day of such taxable year that such transaction causing disqualification occurred. If an IRA through which a shareholder holds Portfolio shares becomes ineligible for special tax treatment, such shareholder will be treated as having received a distribution on such first day of the taxable year from the IRA in an amount equal to the fair market value of all assets in the account. Thus, a shareholder (except shareholders in Roth IRAs) would be taxed currently on the amount of any pre-tax contributions and previously untaxed dividends held within the account. A Roth IRA shareholder would be taxed currently on the distribution to the extent of accumulated earnings on contributions. All shareholders would be taxed on all ordinary income and capital gain dividends paid by the Portfolios subsequent to such event, whether such dividends were received in cash or reinvested in additional shares. These ordinary income dividends and capital gain dividends also might be subject to state and local taxes. In the event of IRA disqualification, shareholders also could be subject to the excise tax described above. Additionally, IRA disqualification may subject a nonresident alien shareholder to a 30% United States withholding tax on ordinary income dividends paid by a Portfolio unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law.

  In certain circumstances, shareholders also may be able to make nondeductible contributions to their retirement accounts. As described above, ordinary income dividends and capital gain dividends received with respect to such contributions will not be taxed currently. Unlike the Roth IRA, described above, earnings on the account will be taxed when distributed.

  Dividends and interest received by the Global Opportunity Portfolio and, to a lesser extent, the Fundamental Value and Growth Opportunity Portfolios, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Because of their participation in an IRA, shareholders will not be able to credit or deduct such taxes in computing their taxable incomes. However, in the event of IRA disqualification, as discussed above, shareholders of the Global Opportunity Portfolio might be entitled to a credit or deduction with respect to their proportionate shares of foreign taxes paid by the Portfolio, subject to certain conditions and limitations in the Code, if the Portfolio is eligible and makes an election with the Internal Revenue Service. It is unlikely, however, that either the Fundamental Value or the Growth Opportunity Portfolio would be able to make this election.

  The Global Opportunity Portfolio and the Growth Opportunity Portfolio, to a lesser degree, may invest in junk bonds, as described in the Prospectus. Additionally, the U.S. Government Securities and Global Opportunity Portfolios may invest in asset backed securities, mortgaged backed securities and derivative mortgage backed securities. Furthermore, all of the Portfolios may invest in instruments the return on which includes nontraditional features such as indexed principal or interest payments. These instruments may be subject to special tax rules under which a Portfolio may be required to accrue and distribute income before amounts due under the obligations are paid.

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively. The tax rules applicable to IRAs are complex and may vary depending on the type of plan in which you are invested. This discussion does not purport to address all issues applicable to an investment in an IRA, nor does it cover the specific treatment of all of the different types of plans in which one could invest. You should consult with your tax advisor about the tax implications of investing in different types of plans and of making withdrawals from the account.

State Tax

  Ordinary income dividends and capital gain dividends on RIC shares held in a disqualified IRA or outside of an IRA may also be subject to state and local taxes. Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Government obligations. State law varies as to whether dividend income attributable to United States Government obligations is exempt from state income tax. Generally, however, states exempt from state income taxation dividends on shares held within an IRA, and commence taxation on amounts actually distributed from an IRA. Such amounts are generally treated as ordinary income. Shareholders should consult their tax advisers regarding the state tax treatment of amounts distributed from a Roth IRA.

  Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Program.

                               PERFORMANCE DATA

  From time to time the Program may include each Portfolio's average annual total return and, in the case of the Quality Bond and U.S. Government Securities Portfolios, yield for various specified time periods in advertisements or information furnished to present or prospective shareholders. Average annual total return is determined separately for Class A, Class B, Class C and Class D shares in accordance with formulas specified by the Commission.

  Average annual total return quotations for each Portfolio for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class D shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares.

  Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield of each security earned during the period by
(b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Portfolio's yield that is tax-exempt by (b) one minus a stated tax rate and (c) adding the result to that part, if any, of the Portfolio's yield that is not tax-exempt.

  The Program also may quote annual, average annual and annualized total return and aggregate total return performance data for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. Each Portfolio's total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment in the Portfolio at the beginning of each specified period.

  Set forth in the tables below is total return information for the Class A, Class B, Class C and Class D shares of the Portfolios for the periods indicated.

                                    Class A Shares                        Class B Shares
                         ------------------------------------- -------------------------------------
                                               Redeemable                            Redeemable
                                               Value of a                            Value of a
                          Expressed as a      hypothetical      Expressed as a      hypothetical
                         percentage based   $1,000 investment  percentage based   $1,000 investment
                         on a hypothetical    at the end of    on a hypothetical    at the end of
                         $1,000 investment      the period     $1,000 investment      the period
                         ------------------ ------------------ ------------------ ------------------
Fundamental Value
Portfolio
-----------------
                                                 Average Annual Total Return
                                        (including maximum applicable sales charges)
One year ended January
 31, 1999...............            %           $                         %           $
                               -----            ---------            -----            ---------
Inception (February 1,
 1995) through the
 fiscal year ended
 January 31, 1999.......            %           $                         %           $
                                                     Annual Total Return
                                        (including maximum applicable sales charges)
Year Ended January 31,
  1999..................            %           $                         %           $
  1998..................       17.12%           $1,171.20            15.91%           $1,159.10
                                                ---------            -----            ---------
  1997..................       23.20%           $1,232.00            21.79%           $1,217.90
                               -----            ---------            -----            ---------
                                                   Aggregate Total Return
                                        (including maximum applicable sales charges)
Inception (February 1,
 1995) through the
 fiscal year ended
 January 31, 1999.......            %           $                         %           $
                                                ---------            -----            ---------
Quality Bond Portfolio
----------------------
                                                 Average Annual Total Return
                                        (including maximum applicable sales charges)
One year ended January
 31, 1999...............            %           $                         %           $
                                                ---------            -----            ---------
Inception (February 1,
 1995) through the
 fiscal year ended
 January 31, 1999.......            %           $                         %           $
                                                ---------            -----            ---------
                                                     Annual Total Return
                                        (excluding maximum applicable sales charges)
Year Ended January 31,
  1999..................            %           $                         %           $
                                                ---------            -----            ---------
  1998..................       10.59%           $1,105.90             9.55%           $1,095.50
                                                ---------            -----            ---------
  1997..................        2.51%           $1,025.10             1.62%           $1,016.20
                               -----            ---------            -----            ---------
                                                   Aggregate Total Return
                                        (including maximum application sales charges)
  Inception (February 1,
   1995) through the
   fiscal year ended
   January 31, 1999.....            %           $                         %           $

                                       Class A Shares                        Class B Shares
                            ------------------------------------- -------------------------------------
                                                  Redeemable                            Redeemable
                                                  Value of a                            Value of a
                             Expressed as a      hypothetical      Expressed as a      hypothetical
                            percentage based   $1,000 investment  percentage based   $1,000 investment
                            on a hypothetical    at the end of    on a hypothetical    at the end of
                            $1,000 investment      the period     $1,000 investment      the period
                            ------------------ ------------------ ------------------ ------------------
U.S. Government Securities
Portfolio
--------------------------
                                                    Average Annual Total Return
                                           (including maximum applicable sales charges)
One year ended January 31,
 1999.....................             %           $                         %           $
                                  -----            ---------            -----            ---------
Inception (February 1,
 1995) through the fiscal
 year ended January 31,
 1999.....................             %           $                         %           $
                                  -----            ---------            -----            ---------
                                                        Annual Total Return
                                            (excluding maximum applicable sales charges
Year Ended January 31,
  1999....................             %           $                         %           $
  1998....................        10.66%           $1,106.60             9.76%           $1,097.60
                                  -----            ---------            -----            ---------
  1997....................         4.76%           $1,047.60             3.90%           $1,039.00
                                  -----            ---------            -----            ---------
                                                      Aggregate Total Return
                                           (including maximum applicable sales charges)
Inception (February 1,
 1995) through the fiscal
 year ended January 31,
 1999.....................             %           $                         %           $
                                  -----            ---------            -----            ---------
Global Opportunity
Portfolio
------------------
                                                    Average Annual Total Return
                                           (including maximum applicable sales charges)
One year ended January 31,
 1999.....................             %           $                         %           $
                                  -----            ---------            -----            ---------
Inception (February 1,
 1995) through the fiscal
 year ended January 31,
 1999.....................             %           $                         %           $
                                  -----            ---------            -----            ---------
                                                        Annual Total Return
                                           (excluding maximum applicable sales charges)
Year Ended January 31,
  1999....................             %           $                         %           $
                                                   ---------            -----            ---------
  1998....................         7.27%           $1,072.70             5.97%           $1,059.70
                                  -----            ---------            -----            ---------
  1997....................        12.68%           $1,126.80            11.67%           $1,116.70
                                  -----            ---------            -----            ---------
                                                      Aggregate Total Return
                                           (including maximum application sales charges)
Inception (February 1,
 1995) through the fiscal
 year ended January 31,
 1999.....................             %           $                         %           $
                                  -----            ---------            -----            ---------

                                   Class A Shares                      Class B Shares
                         ----------------------------------- -----------------------------------
                                           Redeemable Value                    Redeemable Value
                          Expressed  as a  of a hypothetical  Expressed as a   of a hypothetical
                         percentage based  $1,000 investment percentage based  $1,000 investment
                         on a hypothetical   at the end of   on a hypothetical   at the end of
                         $1,000 investment    the period     $1,000 investment    the period
                         ----------------- ----------------- ----------------- -----------------
   Growth Opportunity
       Portfolio
   ------------------
                                               Average Annual Total Return
                                      (including maximum applicable sales charges)
One year ended January
 31, 1999...............         -- %          $     --              -- %          $     --
Inception (February 2,
 1996)
 through the fiscal year
 ended
 January 31, 1999.......         -- %          $     --              -- %          $     --
                                                   Annual Total Return
                                      (excluding maximum applicable sales charges)
One year ended January
 31, 1999...............            %          $                        %          $
One year ended January
 31, 1998...............       23.52%          $1,235.20           22.16%          $1,221.60
Inception (February 2,
 1996)
 through the fiscal year
 ended
 January 31, 1997.......       17.90%          $1,179.00           16.80%          $1,168.00
                                                 Aggregate Total Return
                                      (including maximum applicable sales charges)
Inception (February 2,
 1996)
 through the fiscal year
 ended
 January 31, 1999.......         -- %          $     --              -- %          $     --

                                   Class C Shares                      Class D Shares
                         ----------------------------------- -----------------------------------
                                           Redeemable Value                    Redeemable Value
                          Expressed  as a  of a hypothetical  Expressed as a   of a hypothetical
                         percentage based  $1,000 investment percentage based  $1,000 investment
                         on a hypothetical   at the end of   on a hypothetical   at the end of
                         $1,000 investment    the period     $1,000 investment    the period
                         ----------------- ----------------- ----------------- -----------------
   Fundamental Value
       Portfolio
   -----------------
                                               Average Annual Total Return
                                      (including maximum applicable sales charges)
One year ended January
 31, 1999...............         -- %          $     --              -- %          $     --
Inception (February 1,
 1995)
 through the fiscal year
 ended
 January 31, 1999.......         -- %          $     --              -- %          $     --
                                                   Annual Total Return
                                      (excluding maximum applicable sales charges)
Year Ended January 31,           -- %          $     --              -- %          $     --
  1999..................         -- %          $     --              -- %          $     --
  1998..................       15.93%          $1,159.30           16.89%          $1,168.90
  1997..................       21.82%          $1,218.20           22.82%          $1,228.20
                                                 Aggregate Total Return
                                      (including maximum applicable sales charges)
Inception (February 1,
 1995)
 through the fiscal year
 ended
 January 31, 1999.......         -- %          $     --              -- %          $     --

                                      Class C Shares                      Class D Shares
                            ----------------------------------- -----------------------------------
                                              Redeemable Value                    Redeemable Value
                             Expressed  as a  of a hypothetical  Expressed as a   of a hypothetical
                            percentage based  $1,000 investment percentage based  $1,000 investment
                            on a hypothetical   at the end of   on a hypothetical   at the end of
                            $1,000 investment    the period     $1,000 investment    the period
                            ----------------- ----------------- ----------------- -----------------
  Quality Bond Portfolio
  ----------------------
                                                  Average Annual Total Return
                                         (including maximum applicable sales charges)
One year ended January 31,
 1999.....................         -- %                 -- %            -- %          $     --
Inception (February 1,
 1995)
 through the fiscal year
 ended
 January 31, 1999.........         -- %                 -- %            -- %          $     --
                                                      Annual Total Return
                                         (excluding maximum applicable sales charges)
Year Ended January 31,
  1999....................         -- %           $     --              -- %          $     --
  1998....................        9.46%           $1,094.60           10.21%          $1,102.10
  1997....................        1.55%           $1,015.50            2.25%          $1,022.50
                                                    Aggregate Total Return
                                         (including maximum applicable sales charges)
Inception (February 1,
 1995)
 through the fiscal year
 ended
 January 31, 1999.........         -- %           $     --              -- %          $     --
U.S. Government Securities
        Portfolio
--------------------------
                                                  Average Annual Total Return
                                         (including maximum applicable sales charges)
One year ended January 31,
 1999.....................         -- %           $     --              -- %          $     --
Inception (February 1,
 1995)
 through the fiscal year
 ended
 January 31, 1999.........         -- %           $     --              -- %          $     --
                                                      Annual Total Return
                                         (including maximum applicable sales charges)
Year Ended January 31,
  1999....................         -- %           $     --              -- %          $     --
  1998....................        9.79%           $1,097.90           10.38%          $1,103.80
  1997....................        3.83%           $1,038.30            4.49%          $1,044.90
                                                    Aggregate Total Return
                                         (including maximum applicable sales charges)
Inception (February 1,
 1995)
 through the fiscal year
 ended
 January 31, 1999.........         -- %           $     --              -- %          $     --

                                   Class C Shares                      Class D Shares
                         ----------------------------------- -----------------------------------
                                              Redeemable                          Redeemable
                                              Value of a                          Value of a
                          Expressed as a     hypothetical     Expressed as a     hypothetical
                         percentage based  $1,000 investment percentage based  $1,000 investment
                         on a hypothetical   at the end of   on a hypothetical   at the end of
                         $1,000 investment    the period     $1,000 investment    the period
                         ----------------- ----------------- ----------------- -----------------
Global Opportunity
Portfolio
------------------
                                               Average Annual Total Return
                                      (including maximum applicable sales charges)
One year ended January
 31, 1999...............          --%          $     --               --%          $     --
Inception (February 1,
 1998) through the
 fiscal year ended
 January 31, 1999.......          --%          $     --               --%          $     --

                                                   Annual Total Return
                                      (excluding maximum applicable sales charges)
Year Ended January 31,
  1999..................          --%          $     --               --%          $     --
  1998..................        5.99%          $1,059.90            7.02%          $1,070.20
  1997..................       11.61%          $1,116.10           12.56%          $1,125.60

                                                 Aggregate Total Return
                                      (including maximum applicable sales charges)
Inception (February 1,
 1995) through the
 fiscal year ended
 January 31, 1999.......          --%          $     --               --%          $     --

Growth Opportunity
Portfolio
------------------
                                               Average Annual Total Return
                                      (including maximum applicable sales charges)
One year ended January
 31, 1999...............          --%          $     --               --%          $     --
Inception (February 1,
 1998) through the
 fiscal year ended
 January 31, 1999.......          --%          $     --               --%          $     --

                                                   Annual Total Return
                                      (excluding maximum applicable sales charges)
Year Ended January 31,
  1999..................          --%          $     --               --%          $     --
  1998..................       22.17%          $ 1221.70           23.30%          $1,233.00
Inception (February 2,
 1996) through the
 fiscal year ended
 January 31, 1997)......       16.70%          $1,167.00           17.80%          $1,178.00

                                                 Aggregate Total Return
                                      (including maximum applicable sales charges)
Inception (February 2,
 1996) through the
 fiscal year ended
 January 31, 1999.......          --%          $     --               --%          $     --

  In order to reflect the reduced sales charges in the case of Class A or Class D shares or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares," respectively, the total return data quoted by the Program in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may not take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.

  On occasion, a Portfolio may compare its performance to that of the Standard & Poor's Composite 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, other market indices or performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, Forbes Magazine and Fortune Magazine or other industry publications. When comparing its performance to a market index, a Portfolio may refer to various statistical measures derived from the historic performance of the Portfolio and the index, such as standard deviation and beta. In addition, from time to time a Portfolio may include the Portfolio's risk-adjusted performance ratings assigned by Morningstar Publications, Inc. in advertising or supplemental sales literature. As with other performance data, performance comparisons should not be considered indicative of the Portfolio's relative performance for any future period.

  The Portfolio's total return will vary depending on market conditions, the securities comprising the portfolio, the Portfolio's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Portfolio will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

                              GENERAL INFORMATION

Description of Shares

  The Program was incorporated under Maryland law on May 12, 1994. As of the date of this Statement of Additional Information, the Program has an authorized capital of 200,000,000 shares of Common Stock, par value $0.10 per share, of which 176,250,000 have been designated as follows: Fundamental Value Portfolio Series Common Stock which consists of 6,250,000 Class A shares, 10,000,000 Class B shares, 6,250,000 Class C shares and 6,250,000 Class D shares; Quality Bond Portfolio Series Common Stock which consists of 6,250,000 Class A shares, 6,250,000 Class B shares, 6,250,000 Class C shares and 6,250,000 Class D shares; U.S. Government Securities Portfolio Series Common Stock which consists of 26,250,000 Class A shares, 26,250,000 Class B shares, 6,250,000 Class C shares and 6,250,000 Class D shares; Global Opportunity Portfolio Series Common Stock which consists of 6,250,000 Class A shares, 10,000,000 Class B shares, 6,250,000 Class C shares and 6,250,000 Class D shares; and Growth Opportunity Portfolio Series Common Stock which consists of 6,250,000 Class A shares, 10,000,000 Class B shares, 6,250,000 Class C shares and 6,250,000 Class D shares. The Board of Directors of the Program may classify and reclassify the shares of a Portfolio into additional classes of Common Stock at a future date.

  Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a shareholder vote. The Program does not intend to hold meetings of shareholders in any year in which the Investment Company Act does not require shareholders to act on any of the following matters: (i) election of Directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent auditors. Generally, under Maryland law, a meeting of shareholders may be called for any purpose on the written request of the holders of at least 10% of the outstanding shares of the Program. Voting rights for Directors are not cumulative. Shares issued are fully paid and non-assessable and have no preemptive or conversion rights. Redemption rights are discussed elsewhere herein and in the Prospectus. Each share is entitled to participate equally in dividends and distributions declared by the Program and in the net assets of the Program on liquidation or dissolution after satisfaction of outstanding liabilities. Stock certificates are issued by the Transfer Agent only on specific request. Certificates for fractional shares are not issued in any case.

Independent Auditors

  Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540-6400, has been selected as the independent auditors of the Program. The selection of independent auditors is subject to approval by the non-interested Directors of the Program. The independent auditors are responsible for auditing the annual financial statements of the Program.

Custodian

  The Bank of New York, 90 Washington Street, 12th Floor, New York, New York 10286, (the "Custodian") acts as the Custodian of the Program's assets. Under its contract with the Program, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Program to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling the Program's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Program's investments.

Transfer Agent

  Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289, acts as the Program's transfer agent (the "Transfer Agent"). The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

Legal Counsel

  Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557, is counsel for the Program.

Reports to Shareholders

  The fiscal year of the Program ends on January 31 of each year. The Program sends to its shareholders at least semi-annually reports showing the Program's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

Shareholder Inquiries

  Shareholder inquiries may be addressed to the Program at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

  The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Program has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

  Under a separate agreement, ML & Co. has granted the Program the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Program at any time or to grant the use of such name to any other company, and the Program has granted ML & Co., under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by ML & Co.

  To the knowledge of the Program, the following persons or entities owned beneficially 5% or more of any class of the stock of the Portfolios indicated as of March 1, 1999.

              Name                          Address            Percent of Class
              ----                          -------            ----------------
ABP US Government Securities

William E. Arnold, CO.           PO Box 371                      61% of Class A
William E. Arnold, Jr.           Jacksonville, Florida 32201

MLPF&S Cust FPO                  600A Revere Blvd.             10.8% of Class A
Peter S. Deck IRRA               Sinking SPG, PA 13608

Ms. Lertrice J. Harpster         15300 Pine Orchard Dr. #3A     8.3% of Class A
                                 Silver Spring, MD 20906

MLPF&S Cust FPO                  PO Box 1468                    5.9% of Class A
Doyle Kittler IRA                Pine Bluff, AR 71813
FBO Doyle Kittler

MLPF&S Cust FPO                  PO Box L                       5.2% of Class A
F.H. Lyons Jr. IRA               Althelmer, AR 72004
FBO F H Lyons Jr.

Merrill Lynch Group, Inc.        PO Box 9000                     65% of Class D
c/o ML Accounting                Princeton, NJ 08543-9000
Attn John Bligh

ABP Quality Bond

Merrill Lynch Asset Mgmt. LP     PO Box 9011                     31% of Class A
Attn Donald C. Burke             Princeton, NJ 08543-9011

MLPF&S Cust FPO                  32483 Meadow Mountain Lane      14% of Class A
Frank J. Marek IRA               Evergreen, CO 80438
FBO Frank J. Marek

Wendy R. Wright C/F              13640 Capsian Drive             13% of Class A
Meaghan D. Wright UTMA/AK        Anchorage, AK 99516
Until age 21

Wendy R. Wright C/F              13640 Capsian Drive           12.6% of Class A
Darcy C. Wright UTMA/AK          Anchorage, AK 99516
Until age 21

MLPF&S Cust FPO                  4741 Hidden Forest Drive #10K  7.5% of Class A
Mary B. Raboin IRA               Mukilteo, WA 98275
FBO Mary B. Raboin

MLPF&S Cust FPO                  Amarillo, TX 79108             6.5% of Class A
Mrs. Ilona M. Filsouf IRRA
FBO Mrs. Ilona M. Filsouf

Lorbrook Corp.                   3641 Northwind Ct.              50% of Class D
                                 Jupiter, Florida 33477

Mr. Don Alan Perkins and Mrs.    7364 Conestoga Drive           5.6% of Class D
Cynthia Elaine Perkins TIC       Greenwel SPGS, LA 70738

                             FINANCIAL STATEMENTS

  The Program's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1999 annual report to shareholders. You may request a copy of the annual report at no charge by calling 1-800-456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.

                 APPENDIX I: Options and Futures Transactions

  As described under "Other Investment Policies and Practices of the Portfolios--Portfolio Strategies Involving Options and Futures", each Portfolio is authorized to engage in various portfolio management strategies involving options, futures and options on futures. These strategies are described in detail below:

  Writing Covered Options. Each Portfolio is authorized to write (i.e., sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where a Portfolio in return for a premium gives another party a right to buy specified securities owned by the Portfolio at a specified future date and price set at the time of the contract. The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Portfolio's ability to sell the underlying security will be limited while the option is in effect unless the Portfolio effects a closing purchase transaction. A closing purchase transaction cancels out the Portfolio's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options serve as a partial hedge against the price of the underlying security declining.

  Each Portfolio also may write put options which give the holder of the option the right to sell the underlying security to the Portfolio at the stated exercise price. A Portfolio will receive a premium for writing a put option, which increases the Portfolio's return. The Portfolios write only covered put options, which means that so long as the Portfolio is obligated as the writer of the option it will, through its custodian, have deposited and maintained cash, cash equivalents, U.S. Government securities or other high grade liquid debt or equity securities denominated in U.S. dollars or non-U.S. currencies with a securities depository with a value equal to or greater than the exercise price of the underlying securities. By writing a put, the Portfolio will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding. A Portfolio may engage in closing transactions in order to terminate put options that it has written.

  Purchasing Options. Each Portfolio is authorized to purchase put options to hedge against a decline in the market value of its securities. By buying a put option, a Portfolio has a right to sell the underlying security at the exercise price, thus limiting the Portfolio's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction, and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Portfolio's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. In certain circumstances, a Portfolio may purchase call options on securities held in its portfolio on which it has written call options or on securities which it intends to purchase. A Portfolio will not purchase options on securities (including stock index options discussed below) if, as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Portfolio would exceed 5% of the market value of the Portfolio's total assets.

  Stock Index Options. The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios are authorized to engage in transactions in stock index options. These Portfolios may purchase or write put and call options on stock indexes to hedge against the risks of market-wide stock price movements in the securities in which either Portfolio invests. Options on indexes are similar to options on securities, except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. A Portfolio may invest in stock index options based on a broad market index, e.g., the Standard & Poor's Composite 500 Index, or on a narrow index representing an industry or market segment, e.g., the AMEX Oil & Gas Index.

  Stock Index Futures and Interest Rate Futures Contracts. The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios may purchase and sell stock index futures contracts, and the Quality Bond, Global Opportunity, U.S. Government Securities and Growth Opportunity Portfolios may purchase and sell interest rate futures contracts, as a hedge against adverse changes in the market value of portfolio securities, as described below. Stock index futures contracts and interest rate futures contracts are herein together referred to as "futures contracts."

  A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a financial instrument for a set price on a future date. The terms of a futures contract require either actual delivery of the financial instrument underlying the contract or, in the case of a stock index futures contract, a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios may effect transactions in stock index futures contracts in connection with the equity securities in which they invest; the Quality Bond, Global Opportunity, U.S. Government Securities and Growth Opportunity Portfolios may invest in interest rate futures contracts in connection with the debt securities in which they invest. Transactions by a Portfolio in futures contracts are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

  The Portfolios may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of such Portfolio's securities that might otherwise result. When a Portfolio is not fully invested in the securities markets and anticipates a significant advance, it may purchase futures in order to gain rapid market exposure. This technique generally will allow the Portfolios to gain exposure to a market in a manner which is more efficient than purchasing individual securities and may in part or entirely offset increases in the cost of securities in such market that the Portfolio ultimately purchases. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. The Program does not consider purchases of futures contracts by the Portfolios to be a speculative practice under these circumstances. It is anticipated that, in a substantial majority of these transactions, each Portfolio will purchase such securities upon termination of the long futures position, whether the long position is the purchase of a futures contract or the purchase of a call option or the writing of a put option on a future, but under unusual circumstances (e.g., a Portfolio experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

  Each Portfolio also has authority to purchase and write call and put options on futures contracts (and, in the case of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios, stock indexes) in connection with its hedging (including anticipatory hedging) activities. Generally, these strategies are utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which a Portfolio enters into futures transactions. A Portfolio may purchase put options or write call options on futures contracts or stock indexes rather than selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a Portfolio may purchase call options, or write put options on futures contracts or stock indexes, as a substitute for the purchase of such futures contract to hedge against the increased cost resulting from an increase in the market value of securities which the Portfolio intends to purchase.

  Each Portfolio may engage in options and futures transactions on U.S. (and, in the case of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios, foreign) exchanges and in the over-the-counter markets ("OTC options"). In general, exchange-traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options are two-party contracts with prices and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

  Foreign Currency Hedging. The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios are authorized to deal in forward foreign exchange among currencies of the different countries in which they will invest and multinational currency units as a hedge against possible variations in the foreign exchange rates among these currencies. Foreign currency hedging is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) and price set at the time of the contract. The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios' dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions.

  Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Portfolio accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Portfolio or the payment of dividends and distributions by the Portfolio. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. No Portfolio will speculate in forward foreign exchange.

  Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates.

  The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios also are authorized to purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen denominated security. In such circumstances, for example, the Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Portfolio may also sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a "straddle"). By selling such a call option in this illustration, the Portfolio gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. The Investment Adviser believes that "straddles" of the type which may be utilized by the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios constitute hedging transactions and are consistent with the policies described above.

  Certain differences exist between these foreign currency hedging instruments. Foreign currency options provide the holder thereof the right to buy or sell a currency at a fixed price on a future date. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and options on futures contracts are traded on boards of trade or futures exchanges. Neither the Fundamental Value, the Global Opportunity nor the Growth Opportunity Portfolio will speculate in foreign currency options, futures or related options. Accordingly, none of these Portfolios will hedge a currency substantially in excess of the market value of securities which it has committed or anticipates to purchase which are denominated in such currency and, in the case of securities which have been sold by the Portfolio but not yet delivered, the proceeds thereof in its denominated currency. The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios each are limited regarding potential net liabilities from foreign currency options, futures or related options to no more than 20% of such Portfolio's total assets.

  Restrictions on the Use of Futures Transactions. Regulations of the Commodity Futures Trading Commission (the "CFTC") applicable to the Portfolios provide that the futures trading activities described herein will not result in any Portfolio being deemed a "commodity pool" as defined under such regulations if each Portfolio adheres to certain restrictions. In particular, a Portfolio may purchase and sell futures contracts and options thereon (i) for bona fide hedging purposes and (ii) for non-hedging purposes, if the aggregate initial margin and premiums required to establish positions in such contracts and options does not exceed 5% of the liquidation value of the Portfolio's holdings, after taking into account unrealized profits and unrealized losses on any such contracts and options. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

  When a Portfolio purchases a futures contract, or writes a put option or purchases a call option thereon, an amount of cash and cash equivalents will be deposited in a segregated account in the name of the Portfolio with the Program's custodian so that the amount so segregated, plus the amount of initial and variation margin held in the account of its broker, equals the market value of the futures contract, thereby ensuring that the use of such futures contract is unleveraged.

  Restrictions on OTC Options. The Portfolios may engage in OTC options, including OTC stock index options, OTC foreign currency options and options on foreign currency futures, only with such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.

  The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Portfolio has adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of the market value of OTC options currently outstanding which are held by the Portfolio, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Portfolio and margin deposits on the Portfolio's existing OTC options on futures contracts exceed 15% (10% to the extent required by certain state laws) of the total assets of the Portfolio, taken at market value, together with all other assets of the Portfolio which are illiquid or are not otherwise readily marketable. However, if the OTC option is sold by the Portfolio to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Portfolio has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money". This policy as to OTC options is not a fundamental policy of each Portfolio and may be amended by the Directors of the Program without the approval of the Portfolio's shareholders. However, no Portfolio will change or modify this policy prior to the change or modification by the SEC staff of its position.

  Options on GNMA Certificates. The following information relates to unique characteristics of options on GNMA Certificates. Since the remaining principal balance of GNMA Certificates declines each month as a result of mortgage payments, the U.S. Government Securities Portfolio, as a writer of a GNMA call holding GNMA Certificates as "cover" to satisfy its delivery obligation in the event of exercise, may find that the GNMA Certificates it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Portfolio will purchase additional GNMA Certificates from the same pool (if obtainable) or other GNMA Certificates in the cash market in order to maintain its "cover."

  A GNMA Certificate held by the Portfolio to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. If this should occur, the Portfolio will no longer be covered, and the Portfolio will either enter into a closing purchase transaction or replace such Certificate with a certificate which represents cover. When the Portfolio closes its position or replaces such Certificate, it may realize an unanticipated loss and incur transaction costs.

  Risks Factors in Options and Futures Transactions. Utilization of options and futures transactions to hedge a Portfolio involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of the hedged securities or currencies, the Portfolio will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on the Investment Adviser's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Portfolio may purchase or sell index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Portfolio may purchase or sell fewer stock index options or futures contracts if the volatility of the price of the hedged securities is historically less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches.

  The Portfolios intend to enter into options and futures transactions, on an exchange or in the over-the-counter market, only if there appears to be a liquid secondary market for such options or futures or, in the case of over-the-counter transactions, the Investment Adviser believes the Portfolio can receive in each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on the Portfolio's ability to hedge effectively its portfolio. There is also a risk of loss by the Portfolio of margin deposits or collateral in the event of bankruptcy of a broker with whom the Portfolio has an open position in an option, a futures contract or a related option.

  The exchanges on which the Portfolios intend to conduct options transactions have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or though one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day. The investment Adviser does not believe that these trading and position limits will have any adverse impact on the portfolio strategies for hedging the Portfolios' holdings.

           APPENDIX II: Long Term and Short Term Obligation Ratings
            (Including Mortgage Backed and Asset-Backed Securities)

Description of Standard & Poor's ("Standard & Poor's") Long Term Issue Credit Ratings

  A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

  Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

  Issue credit ratings can be either long term or short term. Short term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long term obligations. The result is a dual rating, in which the short term rating addresses the put feature, in addition to the usual long term rating. Medium term notes are assigned long term ratings.

  Issue credit ratings are based, in varying degrees, on the following considerations:

  1. Likelihood of payment capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

  2. Nature of and provisions of the obligation;

  3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

  The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment is extremely strong.

AA An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are continued.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

Plus
(+) or   The ratings from AA to CCC may be modified by the addition of a plus
minus    or minus sign to show relative standing within the major rating
(-):     categories.

c The letter c indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

L The letter L indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter L indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

p The letter p indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely depending upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

* Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R.     Not rated.

  Obligations of issuers outside the United States and its territories are rated on the same basis as domestic long term and short term issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

  Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Description of Standard & Poor's Short Term Issue Credit Ratings

  A Standard & Poor's short term issue credit rating is a current opinion of the likelihood of timely payment of an obligation considered short term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 A short term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 An obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 An obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B An obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C An obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  A short term issue credit rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Description of Moody's Investors Service, Inc. ("Moody's") Long Term Debt
Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

Description of Moody's Short Term Debt Ratings

  Moody's short term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

  -- Leading market positions in well-established industries.

  -- High rates of return on funds employed.

  -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

  -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

  -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  Issuers rated Not Prime do not fall within any of the Prime rating categories.

  If an issuer represents to Moody's that its short term debt obligations are supported by the credit of another entity or entities, in assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement.

Description of Fitch IBCA, Inc.'s ("Fitch") International Long Term Credit
Ratings

  Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security. Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,    Default is a real possibility. Capacity for meeting financial
CC, C commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD,    Securities are not meeting current obligations and are extremely
DD,     speculative. "DDD" designates the highest potential for recovery of and D amounts outstanding on any securities involved. For U.S. corporates, for example, "DD" indicates expected recovery of 50%-90% of such outstandings, and "D" the lowest recovery potential, i.e. below 50%.

Description of Fitch's International Short Term Credit Ratings

  A short term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1 Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D      Denotes actual or imminent payment default.

Notes:

  "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC," or to short-term ratings other than "FI".

  "NR" indicates that Fitch does not rate the issuer or issue in question.

  "Withdrawn": A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

  RatingWatch: Ratings are placed on RatingWatch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                    APPENDIX III: Description of the Plans

  This Appendix describes in summary form the various types of retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") acts as custodian (the "Plans"). This description does not purport to be complete, and it should be read in conjunction with the materials concerning the Plans, including copies of the Plans and the forms necessary to establish a plan, which are available from Merrill Lynch. Investors should read such materials carefully before establishing a Plan and should consult with their attorney or tax adviser to determine if any of the Plans are suited to their needs and circumstances. The laws applicable to the Plans, including the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and the Internal Revenue Code of 1986, as amended (the "Code"), are complex and include a variety of transitional rules which may be applicable to some investors. These laws should be reviewed by investors' attorneys to determine their applicability. Investors are further advised that the discussion of taxation contained in this Appendix relates solely to federal tax laws but generally does not address the numerous transitional rules and that the tax treatment of the Plans under applicable state law may vary.

  Shares of the Merrill Lynch Asset Builder Program, Inc. are available for purchase solely by participants in an IRA (individual retirement account), the Roth IRA, an IRRA (individual retirement rollover account), SEP (simplified employee pension plan) or SRA (simple retirement account) and, accordingly, the description set forth below will describe only such arrangements.

Establishment of a Plan Account

  Plan accounts may be established by qualified individuals and businesses through Merrill Lynch.

  With the exception of Roth IRAs, Plans generally afford participants the opportunity to benefit from the deferral of income taxes on amounts contributed to the Plan. Contributions to Roth IRAs are not currently deductible; however, amounts contributed to Roth IRA accounts can accumulate tax-free and qualified distributions from the Roth IRA, including accumulated earnings, will not be included in income.

  Merrill Lynch charges an annual custodial fee for each account established pursuant to the Plans. These fees, which are contained in the Plan documents, vary according to the type of account. Brokerage fees will be assessed separately for each transaction to which they apply.

Permissible Plan Investments

  The type of investments that may be made depends on the type of Plan established.

  Participants and employers that maintain IRAs, Roth IRAs, IRRAs, SEPs or SRAs may invest in securities through Merrill Lynch or its affiliates, including stocks traded "over-the-counter" or on a recognized exchange, government or corporate debt obligations, certain mutual funds, certain limited partnership interests in real estate, and bank money instruments. Participants and employers may also invest in annuity contracts issued by a life insurance company (including Merrill Lynch Life Insurance Company and Merrill Lynch Life Insurance Company of New York). Those participants and employers desiring a diversified portfolio but not wishing to actively manage the portfolio may elect to invest all or a portion of their account in certain mutual funds advised by Merrill Lynch Asset Management, L.P. (the "Investment Adviser") or its affiliate. Participants and employers may vary their investment portfolio as often as they wish.

  Cash balances arise in a Plan account from contributions to the Plan, the sale of securities held in the account and the receipt of dividends, interest and principal repayments on securities held in the account. Cash balances for which no other investment directions are given will, in accordance with the option previously selected by the participant or employer, be invested in full shares of the Portfolios, in certain money market funds advised by the Investment Adviser or its affiliate or in bank deposit accounts administered by Merrill Lynch. All

                                     III-1
cash balances will be invested or maintained in accordance with the option selected by the participant or employer, pending instructions as to further investment.

  There can be no assurance that the yield on an investment in the Portfolios or a money market fund will be or will remain greater than that available on any interest-bearing account. In addition, a money market fund is not a bank, and shares of a money market fund are not equivalent to a bank account. As with any investment in securities, the value of an investment in the Portfolios will fluctuate. Amounts deposited in an interest-bearing bank account will be insured as to principal in an amount of up to $100,000 per account by the Federal Deposit Insurance Corporation. Cash balances maintained in a Plan account will have securities coverage, up to $100,000, by the Securities Investor Protection Corporation.

Contributions and Distributions

  The amount which may be contributed to a Plan in any one year is subject to certain limitations under the Code; however, assets already in a Plan account may be invested without regard to such limitations on contributions. Plan participants may have a portion of their compensation contributed, up to the maximum permitted under the Code, to their Plans. For Plans other than Roth IRAs, these amounts, plus any additional income earned on such contributions, will ordinarily not be taxed until distributed to the participant. Amounts contributed to a Roth IRA are taxed in the year of contribution, but earnings on such contributions may generally accumulate and be distributed tax-free.

  Generally, under the Code, distributions may be made at any time but, as discussed below, distributions made prior to the date on which the participant reaches age 59 1/2 may be subject to a 10% penalty. The exceptions to the 10% penalty ("IRA Exceptions") include: 1) distributions after the death of the shareholder; 2) distributions attributable to disability; 3) distributions used to pay certain medical expenses; 4) distributions that are part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the shareholder or the joint lives (or joint life and last survivor expectancy) of the shareholder and the shareholder's beneficiary; 5) withdrawals for medical insurance if the shareholder has received unemployment compensation for 12 weeks and the distribution is made in the year such unemployment compensation is received or the following year; 6) distributions to pay qualified higher education expenses of the shareholder or certain family members of the shareholder; and 7) distributions used to buy a first home (subject to a $10,000 lifetime limit). Except in the case of Roth IRAs, distributions will be taxed as ordinary income at the rate applicable to the participant in the year in which distributed. For Roth IRAs, only the portion of the distribution attributable to accumulated earnings will be taxable as ordinary income.

  Excess Contributions. Under Section 4973 of the Code, contributions to an IRA, Roth IRA, IRRA, SEP or SRA in excess of those allowed by law are subject to a six percent excise tax if not withdrawn, together with the income attributable to such excess contributions, prior to the date the participant files his income tax return for the year in which the excess contribution was made. If an excess amount is contributed in one year and is not withdrawn by such date, the excess amount will be subject to a cumulative six percent excise tax each year until it is eliminated. Elimination of the excess may be accomplished either by reducing allowable contributions (and deductions) in succeeding year(s), or by withdrawal of the excess amount. Distributions of excess contributions and income attributable to excess contributions may be considered a premature distribution subject to the ten (or twenty-five) percent penalty tax on premature distributions under Section 72(t) of the Code discussed below, and, except for Roth IRAs, for which the distribution would only be taxed to the extent of any accumulated earnings, may be taxable as ordinary income at the applicable rate for the year in which it is distributed.

  Timing of Retirement Benefits. A participant, upon reaching age 59 1/2 and for Roth IRA participants, after waiting five years from the first contribution, generally may make distributions from his Plan account as he chooses without tax penalties. However, the Code requires that amounts in all Plans other than Roth IRAs must commence being distributed to a participant on or before April 1 of the calendar year following the calendar year in which he reaches age 70 1/2, even if the employee has not retired. With respect to the Roth IRAs, however, no mandatory withdrawals are required during the account holder's life.

                                     III-2

  Such distributions may be made in a single sum or in installments over the life of the participant, or the joint lives of the participant and a designated beneficiary, or over a period not to exceed the life expectancy (determined, generally, by IRS life expectancy tables) of the participant or the joint life expectancy of the participant and designated beneficiary. If the employee dies before his entire interest has been distributed, the remaining portion of his interest must be distributed at least as rapidly as the method of distribution in effect prior to this death. Special rules apply under the Code to spousal beneficiaries.

  If the minimum payout required from a Plan for a particular year is not made, a 50% excise tax will be imposed on the amount representing the difference between the minimum payout required from the Plan and the amount actually distributed under Section 4974 of the Code. Since there are non minimum payouts required for Roth IRAs during the grantor's lifetime, there are no such penalties until the minimum payout obligation becomes operative for the grantor's beneficiaries.

  Premature Distributions. 1. Exercise Tax: Distributions from an IRA, Roth IRA, IRRA, SEP or SRA prior to the time the participant reaches age 59 1/2 (and for Roth IRAs, prior to the 5 year waiting period) generally are subject to penalty. The penalty for early distributions is an excise tax equivalent to ten percent (twenty-five percent for certain SRA distributions) of the amount so distributed, in addition to the applicable ordinary income tax payable on the distributed amount before all Plans except Roth IRAs, or on the amount of the distribution representing accumulated earnings for Roth IRAs, for the year in which it is distributed. The excise tax will be waived for any distribution on account of death or disability (within the meaning of Code Section 72(m)(7)), for a distribution used to purchase a first home (up to a $10,000 lifetime limit), or for a distribution that is part of a scheduled series of substantially level payments under an IRS-approved method for the life or life expectancy of the taxpayer or the joint lives or life expectancies of the taxpayer and his designated beneficiary. Distributions can also be made, without penalty, to cover deductible medical expenses, or pay health insurance premiums if a taxpayer has received unemployment compensation for 12 consecutive weeks.

  2. Mandatory Income Tax Withholding: Generally, any portion of an "eligible rollover distribution" made from a qualified retirement plan after December 31, 1992 qualifies for tax-free rollover into an eligible retirement plan under Section 402(c) of the Code. Under Section 402(c), as amended, all distributions from a qualified retirement plan (including inservice distributions) are eligible rollover distributions, except for certain periodic payments, required amounts distributed to a participant who is over age 70 1/2 as described above, and amounts otherwise not included in gross income. Rollovers may be made by a non-Roth participant in one of two ways: first, by direct transfers from the qualified retirement plan to an IRA (including an individual retirement annuity other than an endowment contract), a qualified defined contribution plan or an annuity under Section 403(a) of the Code (a "direct rollover") or, in the case of the RSA plan to another 403(b) plan, a tax sheltered annuity; or second, by rolling over an eligible rollover distribution within 60 days of receipt to any of the arrangements described above. Currently, rollovers cannot be made directly into a Roth IRA. In the event a direct rollover is not chosen by the participant, a mandatory 20% of the distribution, or of the amount representing accumulated earnings, in the case of a Roth IRA, is withheld to satisfy a federal tax liability that may be assessed. The mandatory 20% withholding tax is not assessed against any distributions that may not be rolled over (including, but not limited to, distributions to beneficiaries other than a surviving spouse, or a present or former spouse under a qualified domestic relations order).

  Participants should consult with their attorneys or tax advisers in order to determine the application of the rollover and mandatory withholding requirements to their own circumstances. Participants also should consult their attorneys or advisers when considering converting or rolling over to a Roth IRA.

  The foregoing rules are of general applicability to the Plans. The following section discusses specific considerations applicable to the different types of Plans.

Types of Plans

  Individual Retirement Accounts. As a result of changes made by the Tax Reform Act of 1986, the allowable deductions for contributions to IRAs are restricted for certain taxpayers who are (or their spouses are)

                                     III-3
active participants in employer-sponsored retirement plans and whose adjusted gross income exceeds certain levels. An individual will be considered an active participant in a defined contribution plan if any employer contribution or forfeiture is added to his account for the year. In the case of a defined benefit plan, an individual will be considered an active participant if he is not excluded under the eligibility rules for the year. The determination of whether an individual is an active participant is made without regard to whether the individual's rights under a plan are vested. For 1998, for a single or married individual who is an "active participant" in an employer-sponsored retirement plan, deductible contributions are permitted subject to a pro rata phase-out rule where "modified" adjusted gross income (generally, before the IRA deduction) is over $50,000 on a joint return or $30,000 for an unmarried individual. For 1998, the allowable deduction is completely eliminated for such taxpayers when modified adjusted gross income reaches $60,000 on a joint return or $40,000 for an unmarried person. For this purpose, an employer-sponsored retirement plan means a pension, profit-sharing or stock bonus plan qualified under Code section 401(a) (including Keogh plan or 401(k) plan), an annuity plan qualified under Section 403(a), SEP, a simple retirement account, a tax-sheltered Code section 403(b) annuity and retirement plans covering federal, state or local government employees. A minimum deductible contribution of $200 is provided for any taxpayer whose adjusted gross income is not above the phase-out range even if the phase-out rules would provide for a lower deduction.

  The Taxpayer Relief Act of 1997 eliminates the limits that previously applied to spouses of active participants in an employer-sponsored retirement plan. Instead, the maximum deductible IRA contribution for an individual who is not an active participant but whose spouse is an active participant, is phased out for the nonactive participant if the couples' combined adjusted gross income is between $150,000 and $160,000.

  Subject to the above limitations, any individual under age 70 1/2 with compensation may establish and make annual contributions to an IRA. Generally, the maximum yearly tax deduction that may be taken for an IRA contribution is the lesser of $2,000 or 100% of the individual's compensation. If a husband and wife file a joint return, they may make total deductible IRA contributions of up to $4,000 or 100% of their combined compensation, whichever is less, each year to their IRAs.

  Active participants in employer-sponsored plans who are not eligible to make deductible contributions to IRAs (or whose deductions are limited) may make nondeductible IRA or Roth IRA contributions. The nondeductible contribution is subject to the same dollar limitations (the lesser of $2,000 single, $4,000 joint or 100% of compensation) as deductible contributions described above. Income attributable to nondeductible contributions to an account other than a Roth IRA will accumulate tax-free with only account earnings taxable upon distribution and qualified distributions from a Roth IRA will be entirely tax-free.

  The IRA program allows for the establishment of IRRAs, which are "rollover IRAs". Rollover contributions of all or part of a distribution from an employer's "qualified" retirement plan (including pension, profit-sharing, thrift, 401(k), stock bonus or section 403(b) annuity plan) may be made to an IRRA. Almost any qualified plan distribution is rollover eligible. The only exceptions are: nondeductible employee contributions returned in the distribution, substantially equal payments over a period 10 years or longer in duration or measured by your life or life expectancy (or the life or life expectancy of you and your designated beneficiary); and "minimum required distributions" (made after age 70 1/2 or retirement). The plan administrator of the qualified plan must give participants receiving an eligible rollover distribution an opportunity to direct that the distribution be transferred directly to a rollover IRA or another employer retirement plan that will accept the rollover. If a participant fails to elect a "direct rollover", there is a mandatory 20% federal income tax withholding on the distribution. Surviving spouses of a deceased plan participant may roll over distributions from a qualified plan that are received as a beneficiary under the plan, provided the distribution is eligible for rollover treatment. Nonspouse beneficiaries cannot roll over plan distributions.

  Roth Individual Retirement Accounts. As of January 1, 1998, qualifying participants in Plans generally can contribute up to $2,000 annually (with limits based on adjusted gross income, compensation and contributions to other
IRAs) toward retirement. While such contributions are not tax-deductible, amounts contributed to the account can accumulate tax-free and qualified distributions from the Roth IRA will not be

                                     III-4
included in income. Although the amount which may be contributed to a Roth IRA in any one year is subject to certain limitations, assets already in a Roth IRA may be invested without regard to such limitations.

  Generally taxpayers whose adjusted gross income ("AGI") falls at or below $150,000 (for married couples filing jointly) or at or below $95,000 (for single tax filers) will be able to contribute up to $2,000 of compensation annually to a Roth IRA. Contributions are phased out for taxpayers whose AGI falls between $150,000 and $160,000 for joint filing couples and $95,000 and $110,000 for singles. A taxpayer whose AGI does not exceed $100,000 for the taxable year is eligible to roll over or convert an IRA into a Roth IRA in such year (except for any married taxpayer who elects to file a separate federal income tax return for such year).

  While contributions are non-deductible, distributions from a Roth IRA generally will be tax-free if (a) the account holder has had a Roth IRA for more than five tax years and (b) is age 59 1/2 or older, has become permanently disabled, is purchasing a first home (subject to a $10,000 lifetime limit) or dies. (If a distribution is attributable to a conversion from a traditional IRA, the five-year period is measured from the year in which the conversion occurs). If these factors are not met, participants withdrawing funds from the Roth IRA will be subject to a 10% early withdrawal penalty and will be subject to income tax to the extent amounts withdrawn represent earnings on contributions to the Roth IRA.

  Unlike other IRAs, individuals can make contributions to a Roth IRA after age 70 1/2.

  Simplified Employee Pension Plans. Any employer, whether it is a sole proprietorship, a partnership or a corporation, may set up a SEP and make annual contributions to SEP-IRAs maintained for plan participants. To qualify as a SEP, certain requirements must be met; in particular, the plan must cover all current employees age 21 years or older who have worked for the business in three of the last five calendar years and have received at least $400 in compensation from the employer. Up to the lesser of $30,000 or 15% of the employee's compensation up to $160,000 (effective for plan years beginning after December 31, 1997), subject to inflation adjustments may be paid by the employer to the employee's SEP. The same percentage of compensation (determined under a written formula) must be contributed on behalf of each employee. Such contributions are deductible by the employer and excluded from the employee's income. Plans established on or before December 31, 1996 may also permit participants to defer a portion of their compensation (up to $10,000 in 1998) and have such deferrals contributed to their SEP accounts. The tax-free elective deferral of an employee's income for a taxable year cannot exceed $7,000, as adjusted for inflation (currently, $10,000 in 1998). This cap limits all tax-free elective deferrals by an employee under all cash and deferred arrangements, SEPs and tax sheltered annuities.

  Because a SEP is also an IRA, the employee may, if otherwise eligible under the rules applicable to IRAs discussed above, contribute up to $2,000 of compensation to a SEP or make rollover contributions to a SEP (see "Individual Retirement Accounts" above). Amounts contributed to a participant's SEP account vest immediately. If the participant should cease to be employed by the business maintaining the SEP, the participant retains full rights to and investment power over the account. In such case, the account should be changed to a regular IRA.

  Tax-deductible employer contributions may continue to be made to a SEP participant's account even after the employee has reached age 70 1/2.

  Simple Retirement Account (SIMPLE) Plans. Employers with 100 or fewer employees that do not maintain another qualified retirement plan (or a 403(a) or (b) plan, a SEP or a governmental plan) may set up a SIMPLE plan and make contributions to Simple Retirement Accounts (SRA-IRAs) maintained for plan participants. To qualify, a SIMPLE plan must permit all employees who received $5,000 in compensation in any two preceding years and who are reasonably expected to receive $5,000 in compensation in the current plan year to participate. Participants can defer up to $6,000 (in 1998, as indexed for inflation) of their annual compensation on a pretax basis, and employers must make contributions based on a matching or "nonelective" formula. Under the matching formula, employers must match participant's salary-deferral contributions dollar for dollar up to 3% of

                                     III-5
compensation (although the employer may elect a lower percentage, not lower than 1%, in two out of five years). Under the nonelective formula, employers must contribute 2% of eligible compensation for all eligible employees, whether or not they elect to make salary-deferral contributions for the plan year.

  Unlike a SEP, an SRA cannot receive regular or rollover IRA contributions (see "Individual Retirement Accounts" and "Simplified Employee Pension Plans" above). Furthermore, distributions from an SRA may only be rolled over to another SRA, unless two years have passed since the account holder first became a participant in any SIMPLE plan maintained by his employer (or is otherwise not subject to the 25% penalty tax for premature distributions from an SRA). Amounts contributed to a participant's SRA vest immediately. If a participant should cease to be employed by the business maintaining the SIMPLE plan, the participant retains full rights to and investment power over the account.

  Each of the foregoing Plans is designed to meet differing needs and has varying financial and tax consequences. An investor should thoroughly review all of the materials available from Merrill Lynch concerning the Plans and consult with his attorney or tax adviser in determining whether any of these Plans is suited to his needs and circumstances.

                                     III-6

Code #18472-05-99

                           PART C. OTHER INFORMATION

Item 23. Exhibits.

 Exhibit
 Number
 -------
   1(a)  -- Articles of Incorporation of the Registrant.(a)
    (b)  -- Articles of Amendment of Articles of Incorporation of Registrant
            filed on November 9, 1994.(a)
    (c)  -- Articles of Amendment of Articles of Incorporation, filed on
            December 19, 1994.(d)
    (d)  -- Articles of Amendment of Articles of Incorporation of Registrant
            filed on July 20, 1995.(e)
    (e)  -- Articles Supplementary to Articles of Incorporation of Registrant
            filed on July 20, 1995.(e)
    (f)  -- Articles of Amendment to Articles of Incorporation of Registrant
            filed on May 21, 1996.(f)
    (g)  -- Articles Supplementary to the Articles of Incorporation of
            Registrant filed on December 22, 1997.(i)
    (h)  -- Articles Supplementary to the Articles of Incorporation of
            Registrant filed on December 28, 1998.
   2     -- By-Laws of the Registrant.(b)
   3(a)  -- Portions of the Articles of Incorporation and By-Laws of the
            Registrant defining the rights of holders of shares of common stock of the Registrant.(c)
   4(a)  -- Management Agreement between the Registrant and MLAM.(a)
    (b)  -- Form of Sub-Advisory Agreement between MLAM and Merrill Lynch Asset
            Management U.K. Limited.(g)
   5(a)  -- Form of Class A Distribution Agreement between the Registrant and
            Merrill Lynch Funds Distributor, Inc. (now known as Princeton Funds
            Distributor, Inc.) (the "Distributor") (including Form of Selected
            Dealers Agreement).(a)
    (b)  -- Class B Distribution Agreement between the Registrant and the
            Distributor.(a)
    (c)  -- Form of Class C Distribution Agreement between the Registrant and the Distributor (including Form of Selected Dealers Agreement).(a)
    (d)  -- Form of Class D Distribution Agreement between the Registrant and the Distributor (including Form of Selected Dealers Agreement).(a)
   6     -- None.
   7     -- Custody Agreement between the Registrant and The Bank of New
            York.(a)
   8(a)  -- Transfer Agency, Dividend Disbursing Agency and Shareholder
            Servicing Agency Agreement between the Registrant and Merrill Lynch
            Financial Data Services, Inc. (now known as Financial Data Services,
            Inc.)(d)
    (b)  -- Agreement between Merrill Lynch & Co., Inc. and Registrant relating to Registrant's use of Merrill Lynch name.(a)
   9     -- None.
  10     -- Consent of Deloitte & Touche llp, independent auditors of the
            Registrant.
  11     -- None.
  12     -- Certificate of Merrill Lynch Asset Management, L.P.(a)
  13(a)  -- Form of Class B Distribution Plan of the Registrant and Class B
            Distribution Plan Sub-Agreement.(a)
    (b)  -- Form of Class C Distribution Plan of the Registrant and Class C
            Distribution Plan Sub-Agreement.(a)
    (c)  -- Form of Class D Distribution Plan of the Registrant and Class D
            Distribution Plan Sub-Agreement.(a)
  14(a)  -- Financial Data Schedules for Fundamental Value Portfolio.
    (b)  -- Financial Data Schedules for Quality Bond Portfolio.
    (c)  -- Financial Data Schedules for U.S. Government Securities Portfolio.
    (d)  -- Financial Data Schedules for Global Opportunity Portfolio.
    (e)  -- Financial Data Schedules for Growth Opportunity Portfolio.
  15     -- Merrill Lynch Select PricingSM System Plan pursuant to Rule 18f-
            3.(h)

--------
(a) Filed on December 16, 1994 as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-53887) under the Securities Act of 1933 (the "Registration Statement").

(b) Filed on May 27, 1994, as an Exhibit to the Registration Statement.

(c) Reference is made to Articles IV, V (Sections 2, 3, 4, 5 and 6), VI, VII and IX of the Registrant's Articles of Incorporation, as amended, filed as Exhibits 1(a), 1(b) and 1(c) to the Registration Statement; and to Articles II, III (Sections 1, 3, 5, 6 and 17), VI, VII, XII, XIII and XIV of the Registrant's By-Laws, filed as Exhibit 2 to the Registration Statement.

(d) Filed on May 30, 1995, as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement.

(e) Filed on August 9, 1995, as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement.

(f) Filed on May 29, 1996, as an Exhibit to Post-Effective Amendment No. 5 to the Registration Statement.

(g) Filed on May 23, 1997, as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement.

(h) Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on January 25, 1996 relating to shares of Merrill Lynch New York Municipal Bond Fund series of Merrill Lynch Multi-State Municipal Series Trust (File No. 2-99473).

(i) Filed on May 19, 1998, as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement.

Item 24. Persons Controlled by or under Common Control with Registrant.

  The Registrant is not controlled by or under common control with any other person.

Item 25. Indemnification

  Reference is made to Article V of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

  Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "1940 Act") may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt by the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

  In Section 9 of the Class A, Class B, Class C and Class D Shares Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

  Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Manager.

  Merrill Lynch Asset Management, L.P. ("MLAM" or "Manager"), acts as the investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

  Fund Asset Management, L.P. ("FAM"), an affiliate of the Manager, acts as the investment manager for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings Pennsylvania Insured Fund, MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.

  The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of FAM, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributors, Inc. ("PFD") and of Merrill Lynch Funds Distributor ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1201. The address of the Program's transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

  Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since November 1, 1996 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Burke is Treasurer and Mr. Glenn is Executive Vice President of substantially all of the investment companies described in the first two paragraphs of this Item 26, and Messrs. Giordano and Monagle are officers of one or more of such companies.

                                                          Other Substantial
                                                              Business,
                                  Position(s) with     Profession, Vocation or
 Name                               the Manager               Employment
 ----                          ---------------------  -------------------------
 ML & Co. ...................  Limited Partner        Financial Services
                                                      Holding Company; Limited
                                                      Partner of FAM
 Princeton Services..........  General Partner        General Partner of FAM
 Jeffrey M. Peek.............  President              President of FAM;
                                                      President and Director of
                                                      Princeton Services;
                                                      Executive Vice President
                                                      of ML & Co.; Managing
                                                      Director and Co-Head of
                                                      the Investment Banking
                                                      Division of Merrill Lynch
                                                      (in 1997); Senior Vice
                                                      President and Director of
                                                      the Global Securities and
                                                      Economics Division of
                                                      Merrill Lynch (from 1995
                                                      to 1997)
 Terry K. Glenn..............  Executive Vice         Executive Vice President
                               President              of FAM; Executive Vice
                                                      President and Director of
                                                      Princeton Services;
                                                      President and Director of
                                                      PFD; Director of FDS;
                                                      President of Princeton
                                                      Administrators; Senior
                                                      Vice President of
                                                      Princeton Services
 Donald C. Burke.............  Senior Vice            Senior Vice President and
                               President, Treasurer   Treasurer of FAM; Senior
                               and Director of        Vice President and
                               Taxation               Treasurer of Princeton
                                                      Services; Vice President
                                                      of PFD; First Vice
                                                      President of MLAM from
                                                      1997 to 1999; Vice
                                                      President of MLAM from
                                                      1990 to 1997
 Michael G. Clark............  Senior Vice President  Senior Vice President of
                                                      FAM; Senior Vice
                                                      President of Princeton
                                                      Services; Director and
                                                      Treasurer of PFD; First
                                                      Vice President of MLAM
                                                      from 1997 to 1999; Vice
                                                      President of MLAM from
                                                      1996 to 1997
 Mark A. Desario.............  Senior Vice President  Senior Vice President of
                                                      FAM; Senior Vice
                                                      President of Princeton
                                                      Services
 Linda L. Federici...........  Senior Vice President  Senior Vice President of
                                                      FAM; Senior Vice
                                                      President of Princeton
                                                      Services

                                                           Other Substantial
                                                               Business,
                                   Position(s) with     Profession, Vocation or
 Name                                the Manager              Employment
 ----                           ---------------------- ------------------------
                                                       Senior Vice President of
 Vincent R. Giordano........... Senior Vice President  FAM; Senior
                                                       Vice President of
                                                       Princeton Services
                                                       Senior Vice President,
 Michael J. Hennewinkel........ Senior Vice President, Secretary and
                                                       General Counsel of FAM;
                                Secretary and General  Senior Vice
                                                       President of Princeton
                                Counsel                Services
                                                       Senior Vice President of
 Philip L. Kirstein............ Senior Vice President  FAM; Senior
                                                       Vice President, Director
                                                       and Secretary
                                                       of Princeton Services
                                                       Senior Vice President of
 Ronald M. Kloss............... Senior Vice President  FAM; Senior
                                                       Vice President of
                                                       Princeton Services
                                                       Senior Vice President of
 Debra W. Landsman-Yaros....... Senior Vice President  FAM; Senior
                                                       Vice President of
                                                       Princeton Services;
                                                       Vice President of PFD
                                                       Executive Vice President
 Stephen M. M. Miller.......... Senior Vice President  of Princeton
                                                       Administrators; Senior
                                                       Vice President of
                                                       Princeton Services
                                                       Senior Vice President of
 Joseph T. Monagle, Jr. ....... Senior Vice President  FAM; Senior
                                                       Vice President of
                                                       Princeton Services
                                                       Senior Vice President of
 Brian A. Murdock.............. Senior Vice President  FAM; Senior
                                                       Vice President of
                                                       Princeton Services
                                                       Senior Vice President of
 Gregory D. Upah............... Senior Vice President  FAM; Senior
                                                       Vice President of
                                                       Princeton Services
                                                       Senior Vice President of
 Ronald L. Welburn............. Senior Vice President  FAM; Senior
                                                       Vice President of
                                                       Princeton Services

  Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as sub-adviser for the following registered investment companies: The Corporate Fund Accumulation Program, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Consults International Portfolio, Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Series Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., The Municipal Fund Accumulation Program, Inc. and Worldwide DollarVest Fund, Inc. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is Milton Gate,
1 Moor Lane, London EC2Y 9HA, England.

  Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since July 1, 1996, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel and Albert are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 26:

                                                               Other Substantial
                                                                   Business,
                                                            Profession, Vocation or
 Name                           Positions with MLAM U.K.          Employment
 ----                          --------------------------- ------------------------
 Terry K. Glenn..............  Executive Vice President    Executive Vice President
                                                           of FAM;
                                                           Executive Vice President
                                                           and Director
                                                           of Princeton Services;
                                                           President and
                                                           Director of PFD;
                                                           Director of FDS;
                                                           President of Princeton
                                                           Administrators;
                                                           Senior Vice President of
                                                           Princeton
                                                           Services

 Donald C. Burke.............  Senior Vice President,      Senior Vice President
                               Treasurer and Director      and Treasurer
                               of Taxation                 of FAM; Senior Vice
                                                           President and
                                                           Treasurer of Princeton
                                                           Services; Vice
                                                           President of PFD; First
                                                           Vice President
                                                           of MLAM from 1997 to
                                                           1999; Vice
                                                           President of MLAM from
                                                           1990 to 1997

 Alan J. Albert..............  Senior Managing Director    Vice President of MLAM

Nicholas C.D. Hall..........  Director                     Director of Merrill
                                                           Lynch Europe
                                                           PLC; General Counsel of
                                                           Merrill
                                                           Lynch International
                                                           Private Banking
                                                           Group

 Carol Ann Langham...........  Company Secretary           None

 Debra Anne Searle...........  Assistant Company Secretary None

Item 27. Principal Underwriters.

  (a) MLFD, a division of PFD, acts as the principal underwriter for the Registrant and for each of the open-end registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc.; MLFD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. A separate division of PFD acts as the principal underwriter of a number of other investment companies.

  (b) Set forth below is information concerning each director and officer of PFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                             Position(s) and
                                Office(s)          Position(s) and Office(s)
Name                             with PFD               with Registrant
----                     ------------------------ ----------------------------
Terry K. Glenn.......... President and Director   Executive Vice President
Michael G. Clark........ Director and Treasurer   None
Thomas J. Verage........ Director                 None
Robert W. Crook......... Senior Vice President    None
Michael J. Brady........ Vice President           None
William M. Breen........ Vice President           None
James T. Fatseas........ Vice President           None
Debra W. Landsman-
 Yaros.................. Vice President           None
Michelle T. Lau......... Vice President           None
Salvatore Venezia....... Vice President           None
William Wasel........... Vice President           None
Donald C. Burke......... Vice President           Vice President and Treasurer
Barbara G. Fraser....... Secretary                Secretary

  (c) Not applicable.

Item 28. Location of Accounts and Records.

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

Item 29. Management Services.

  Other than as set forth under the caption "Management of the Program -- Merrill Lynch Asset Management" in the Prospectus constituting Part A of the
Registration Statement and under "Management of the Program -- Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

  Not applicable.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act and the Investment Company Act, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and the State of New Jersey, on the 1st day of April, 1999.

                                          Merrill Lynch Asset Builder Program,
                                           Inc.
                                                      (Registrant)

                                                    /s/ Terry K. Glenn
                                          By: _________________________________
                                                (Terry K. Glenn, President)

  Terry K. Glenn hereby authorizes Donald C. Burke as attorney-in-fact, to sign on his behalf, any amendment to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

  Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

              Signature                        Title                 Date

           Terry K. Glenn              President (Principal
-------------------------------------   Executive Officer)
          (Terry K. Glenn)              and Director

          Donald C. Burke*             Vice President and
-------------------------------------   Treasurer
          (Donald C. Burke)             (Principal
                                        Financial and
                                        Accounting Officer)

             Joe Grills*               Director
-------------------------------------
            (Joe Grills)

            Walter Mintz*              Director
-------------------------------------
           (Walter Mintz)

       Robert S. Salomon, Jr.*         Director
-------------------------------------
      (Robert S. Salomon, Jr.)

          Melvin R. Seiden*            Director
-------------------------------------
         (Melvin R. Seiden)

        Stephen B. Swensrud*           Director
-------------------------------------
        (Stephen B. Swensrud)

           /s/ Terry K. Glenn
*By: ________________________________                             April 1, 1999
   (Terry K. Glenn, Attorney-in-Fact)

                               POWER OF ATTORNEY

           MERRILL LYNCH ASSET BUILDER PROGRAM, INC. (the "Program")

  Each person whose signature appears below hereby authorizes Arthur Zeikel, Terry K. Glenn and Donald C. Burke, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) of the Program and to file the same with all exhibits thereto, with the Securities and Exchange Commission.

              Signatures                              Title                       Date
              ----------                              -----                       ----
          /s/ Arthur Zeikel            President (Principal Executive
 _____________________________________  Officer) and Director
            (Arthur Zeikel)
         /s/ Donald C. Burke           Vice President and Treasurer
 _____________________________________  (Principal Financial and Accounting
           (Donald C. Burke)            Officer)
            /s/ Joe Grills             Director
 _____________________________________
             (Joe Grills)
           /s/ Walter Mintz            Director
 _____________________________________
            (Walter Mintz)
      /s/ Robert S. Salomon, Jr.       Director
 _____________________________________
       (Robert S. Salomon, Jr.)
         /s/ Melvin R. Seiden          Director
 _____________________________________
          (Melvin R. Seiden)
       /s/ Stephen B. Swensrud         Director                             January 13, 1999
 _____________________________________
         (Stephen B. Swensrud)

                                 EXHIBIT INDEX

 Exhibit
 Number                              Description
 -------                             -----------
   1(h)  Articles Supplementary to the Registrant's Registration Statement
  10     Consent of Deloitte & Touche LLP, independent auditors for the
         Registrant.
  14(a)  Financial Data Schedules for Fundamental Value Portfolio.
    (b)  Financial Data Schedules for Quality Bond Portfolio.
    (c)  Financial Data Schedules for U.S. Government Securities Portfolio.
    (d)  Financial Data Schedules for Global Opportunity Portfolio.
    (e)  Financial Data Schedules for Growth Opportunity Portfolio.